UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22865

           Forethought Variable Insurance Trust
(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

                            Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
                         1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2021

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio1

Global Atlantic BlackRock Disciplined U.S. Core Portfolio2

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio3

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio4

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio5

Class I and Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

1  Effective after the close of business on August 20, 2021, Global Atlantic BlackRock Disciplined Small Cap Portfolio was reorganized into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio.

2  Effective after the close of business on August 20, 2021, Global Atlantic BlackRock Disciplined U.S. Core Portfolio was reorganized into Global Atlantic BlackRock Disciplined Core Portfolio.

3  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Global Equity Insights Portfolio was reorganized into Global Atlantic BlackRock Disciplined International Core Portfolio.

4  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio was reorganized into Global Atlantic BlackRock Disciplined Growth Portfolio.

5  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio was reorganized into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio.

Dear Shareholders/Contract Owners:

Unlike the first half of 2020, which saw one of the most volatile periods in financial markets history, the six months ending June 30, 2021 (the "Period") were relatively calm. That said, the impact of the COVID-19 pandemic continues to be felt, as new variants develop, vaccine availability increases, and economic data remains inconsistent as the global economy slowly reopens. Following the March 2020 correction, volatility, as measured by the VIX, slowly declined and settled into the 20-25 range, compared to recent years where periods of benign volatility would be measured in the 10-15 range. This somewhat elevated level of volatility persisted through the first quarter of 2021. Furthermore, a pattern developed whereby brief spikes in volatility off this elevated base of 20-25 and generally only lasting a few days, would occur every few months as COVID-19 developments, economic data, and the U.S. election raised market fears. From June 2020 through May 2021, there were 11 such spikes, with the markets in each case moving rather quickly past its concerns.

The record recovery that occurred in 2020 continued into 2021 despite an environment of persistently high volatility highlighted by periodic spikes. Major domestic equity indices were up approximately 15-20% during the Period, led by the S&P Midcap 400 and Russell 2000 indices which were up 17.60% and 17.54%, respectively. The S&P 500 also posted strong performance, up 15.25% during the Period. This compares to meaningfully negative returns during the same period a year ago, particularly as it relates to the S&P Midcap 400 and Russell 2000 indices, as shown in the chart below. International large capitalization equities, as measured by the MSCI EAFE Index, were up 8.83% during the Period, compared to down -11.34% during the same period a year ago.

Fixed income markets, in contrast to equity markets, generally were negative during the Period as U.S. Treasury yields rose sharply. The U.S. 10-year Treasury yield began the year at 0.92%, peaked at 1.76% in March, before ending the Period at 1.47%. The U.S. 30-year Treasury yield started 2021 at 1.64%, climbed to 2.45% in March, before slowly declining to 2.09% at the end of the Period. While spreads on investment grade bonds tightened throughout the Period, this was not enough to offset the meaningful rise in U.S. government bond yields, as illustrated by the -1.60% return on the Bbg Barc US Agg in the chart above.

As the U.S. economy continues to open, economic data is expected to be directionally positive but potentially inconsistent given the emergence of the Delta COVID-19 variant and differing degrees of vaccination rates throughout the country. Furthermore, concerns regarding inflation and rising interest rates, while more muted as of the end of the Period than earlier this year, remain a general concern going forward. Globally the outlook is more uncertain given the relatively lower level of vaccine availability in some countries (for example, Brazil and India) combined with the rapid spread of the Delta COVID-19 variant. As a result, there are concerns that the economic recovery globally could slow until these issues improve.

Given the hardships endured over the past 18 months, we hope this shareholder letter finds you healthy and wish you all the best for the remainder of 2021 and beyond.

Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic BlackRock Allocation Portfolio	S&P Target Risk® Growth Index
Global Atlantic BlackRock Disciplined Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Growth Portfolio	Russell 1000® Growth Index
Global Atlantic BlackRock Disciplined International Core Portfolio	MSCI ACWI ex USA Index
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Russell Midcap® Growth Index
Global Atlantic BlackRock Disciplined Small Cap Portfolio[1]	Russell 2000® Index
Global Atlantic BlackRock Disciplined U.S. Core Portfolio[2]	S&P 500® Index
Global Atlantic BlackRock Disciplined Value Portfolio	Russell 1000® Value Index
Global Atlantic BlackRock High Yield Portfolio	ICE BofAML BB-B U.S. High Yield Constrained Index
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Bloomberg Barclays U.S. Aggregate Bond Index
Global Atlantic Goldman Sachs Global Equity Insights Portfolio[3]	MSCI World Standard Index
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio[4]	Russell 1000® Growth Index
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio[5]	Russell Midcap® Value Index

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

Bloomberg Barclays US Aggregate Bond Index ("Bbg Barc US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and Standard & Poor's. Effective August 24, 2021, "Barclays" will be removed from the index's name.

CBOE Volatility Index ("VIX"). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

ICE BofAML BB-B U.S. High Yield Constrained Index. An index that contains all securities in the ICE BofAML U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

MSCI ACWI ex USA Index. A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

1  Effective after the close of business on August 20, 2021, Global Atlantic BlackRock Disciplined Small Cap Portfolio was reorganized into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio.

2  Effective after the close of business on August 20, 2021, Global Atlantic BlackRock Disciplined U.S. Core Portfolio was reorganized into Global Atlantic BlackRock Disciplined Core Portfolio.

3  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Global Equity Insights Portfolio was reorganized into Global Atlantic BlackRock Disciplined International Core Portfolio.

4  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio was reorganized into Global Atlantic BlackRock Disciplined Growth Portfolio.

5  Effective after the close of business on August 20, 2021, Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio was reorganized into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio.

MSCI EAFE Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

MSCI World Standard Index. An index that represents large- and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each. The index offers a broad global equity benchmark, without emerging markets exposure.

Russell 1000® Growth Index. An unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index. An index that measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.

Russell 2000 Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

Russell Midcap® Growth Index. An unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Index. An unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

S&P MidCap 400 Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P Target Risk® Growth Index. An index that increases exposure to equities, while also providing limited fixed income exposure to diversify risk.

S&P 500 Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2021 as compared to its benchmarks:

			Annualized			Operating Expense**
	Inception Date*	Six Months Ended 6/30/21	One Year Ended 6/30/21	Three Years Ended 6/30/21	Since Inception 6/30/21	Gross Ratios	Net Ratios
Global Atlantic BlackRock Allocation Portfolio
Class I	11/1/2017	7.23%	23.49%	12.16%	10.40%	0.47%	0.47%
Class II	11/1/2017	7.09%	23.19%	11.85%	10.12%	0.72%	0.72%
S&P Target Risk® Growth Index (Total Return)[1]		7.60%	23.41%	10.84%	9.22%
Global Atlantic BlackRock Disciplined Core Portfolio
Class I	11/1/2017	15.38%	40.37%	18.14%	16.78%	0.50%	0.50%
Class II	11/1/2017	15.19%	39.93%	17.84%	16.45%	0.75%	0.75%
S&P 500® Index (Total Return)[2]		15.25%	40.79%	18.67%	17.15%
Global Atlantic BlackRock Disciplined Growth Portfolio
Class II	11/1/2017	13.04%	39.98%	22.50%	21.40%	0.88%	0.82%
Russell 1000® Growth Index (Total Return)[3]		12.99%	42.50%	25.14%	23.78%
Global Atlantic BlackRock Disciplined International Core Portfolio
Class I	11/1/2017	10.01%	37.30%	8.87%	6.80%	0.88%	0.78%
Class II	11/1/2017	9.94%	36.91%	8.57%	6.53%	1.13%	1.03%
MSCI ACWI ex-USA Index[4]		9.16%	35.72%	9.38%	7.25%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class I	11/1/2017	12.01%	45.14%	22.62%	21.43%	0.67%	0.65%
Class II	11/1/2017	11.83%	44.81%	22.30%	21.14%	0.92%	0.90%
Russell Midcap® Growth Index (Total Return)[5]		10.44%	43.77%	22.39%	21.08%
Global Atlantic BlackRock Disciplined Small Cap Portfolio
Class I	11/1/2017	18.56%	64.67%	16.12%	16.13%	0.71%	0.66%
Class II	11/1/2017	18.51%	64.26%	15.81%	15.85%	0.96%	0.91%
Russell 2000® Index (Total Return)[6]		17.54%	62.03%	13.52%	14.17%
Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Class I	11/1/2017	15.20%	39.64%	17.92%	16.57%	0.55%	0.50%
Class II	11/1/2017	15.08%	39.43%	17.61%	16.29%	0.80%	0.75%
S&P 500® Index (Total Return)[2]		15.25%	40.79%	18.67%	17.15%
Global Atlantic BlackRock Disciplined Value Portfolio
Class I	11/1/2017	17.43%	43.05%	12.57%	11.14%	0.57%	0.56%
Class II	11/1/2017	17.22%	42.79%	12.28%	10.91%	0.82%	0.81%
Russell 1000® Value Index (Total Return)[7]		17.05%	43.68%	12.42%	10.81%
Global Atlantic BlackRock High Yield Portfolio
Class I	11/1/2017	2.46%	12.58%	6.50%	4.72%	0.62%	0.61%
Class II	11/1/2017	2.36%	12.37%	6.23%	4.47%	0.87%	0.86%
ICE BofAML BB-B U.S. High Yield Constrained Index[8]		2.88%	13.44%	7.39%	5.85%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class I	11/1/2017	(1.90)%	0.40%	5.93%	4.32%	0.51%	0.49%
Bloomberg Barclays U.S. Aggregate Bond Index[9]		(1.60)%	(0.33)%	5.34%	3.99%
Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Class I	11/1/2017	14.17%	37.88%	11.72%	10.89%	0.97%	0.77%
Class II	11/1/2017	14.11%	37.49%	11.45%	10.61%	1.22%	1.02%
MSCI World Standard Index (Net)[10]		13.05%	39.04%	14.99%	13.27%
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Class I	11/1/2017	14.26%	39.10%	20.94%	19.83%	0.49%	0.48%
Class II	11/1/2017	14.43%	39.55%	21.24%	20.13%	0.74%	0.73%
Russell 1000® Growth Index (Total Return)[3]		12.99%	42.50%	25.14%	23.78%

Performance Summary (Continued)

			Annualized			Operating Expense**
	Inception Date*	Six Months Ended 6/30/21	One Year Ended 6/30/21	Three Years Ended 6/30/21	Since Inception 6/30/21	Gross Ratios	Net Ratios
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Class I	11/1/2017	21.61%	54.61%	9.04%	8.57%	0.68%	0.66%
Class II	11/1/2017	21.46%	54.26%	8.75%	8.27%	0.93%	0.91%
Russell Midcap® Value Index (Total Return)[11]		19.45%	53.06%	11.86%	10.92%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

*  Commencement of operations is November 6, 2017.

**  The estimated operating expense ratios for Class I and Class II shares, as disclosed in the most recent prospectus dated May 1, 2021. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  The S&P Target Risk® Growth Index (Total Return) provides increased exposure to equities, while also providing limited fixed income exposure to diversify risk. It is not possible to invest directly in an index.

2  The S&P 500® Index (Total Return) A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance. Investors cannot invest directly in an index.

3   The Russell 1000® Growth Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

4  The MSCI ACWI ex-USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. It is not possible to invest directly in an index.

5  The Russell Midcap® Growth Index (Total Return) is an unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values. It is not possible to invest directly in an index.

6  The Russell 2000® Index (Total Return) measures the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States. It is not possible to invest directly in an index.

7  The Russell 1000® Value Index (Total Return) measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. It is not possible to invest directly in an index.

8  The ICE BofAML BB-B US High Yield Constrained Index contains all securities in the ICE BofAML U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. It is not possible to invest directly in an index.

9  The Bloomberg Barclays U.S. Aggregate Bond Index ("Bbg Barc US Agg") An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and Standard & Poor's.represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. It is not possible to invest directly in an index.

10  The MSCI World Standard Index (Net) represents large- and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each. The index offers a broad global equity benchmark, without emerging markets exposure. It is not possible to invest directly in an index.

11  The Russell Midcap® Value Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 99.2%
DEBT FUNDS - 35.5%
iShares Core Total USD Bond Market ETF	147,013	$7,863,725
iShares Fallen Angels USD Bond ETF	49,940	1,496,202
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	156,753	8,591,632
iShares U.S. Treasury Bond ETF	385,903	10,265,020
TOTAL DEBT FUNDS		28,216,579
EQUITY FUNDS - 63.7%
iShares Core S&P 500 ETF	18,897	8,124,198
iShares Core S&P Small-Cap ETF	27,749	3,135,082
iShares ESG Aware MSCI USA ETF	109,093	10,742,388
iShares Global Financials ETF	33,965	2,636,024
iShares Global Tech ETF	2,822	952,481
iShares MSCI EAFE Growth ETF	37,546	4,027,935
iShares MSCI EAFE Value ETF	131,000	6,780,560
iShares MSCI USA Momentum Factor ETF	9,955	1,726,496
iShares MSCI USA Value Factor ETF	30,043	3,156,318
	Shares/ Principal	Fair Value
EQUITY FUNDS - 63.7% (Continued)
iShares U.S. Energy ETF	163,180	$4,746,906
iShares, Inc., iShares ESG Aware MSCI EM ETF	102,381	4,622,502
TOTAL EQUITY FUNDS		50,650,890
TOTAL EXCHANGE TRADED FUNDS (Cost - $65,985,036)		78,867,469
SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a)(Cost - $503,649)	503,649	503,649
TOTAL INVESTMENTS - 99.8% (Cost - $66,488,685)		$79,371,118
OTHER ASSETS LESS LIABILITIES - NET 0.2%		189,398
TOTAL NET ASSETS - 100.0%		$79,560,516

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	99.2%
Short-Term Investments	0.6%
Other Assets less Liabilities - Net	0.2%
100.0%

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 0.8%
Lockheed Martin Corp.	12,723	$4,813,747
Mercury Systems, Inc.*	1,673	110,887
Northrop Grumman Corp.	438	159,182
		5,083,816
AIR FREIGHT & LOGISTICS - 0.9%
C.H. Robinson Worldwide, Inc.	12,521	1,172,842
Expeditors International of Washington, Inc.	39,683	5,023,868
		6,196,710
AIRLINES - 0.5%
Delta Air Lines, Inc.*	51,930	2,246,492
Southwest Airlines Co.*	21,853	1,160,176
		3,406,668
AUTO COMPONENTS - 0.7%
BorgWarner, Inc.	94,486	4,586,350
AUTOMOBILES - 1.5%
Tesla, Inc.*	14,463	9,830,501
BANKS - 2.6%
Bank of America Corp.	6,127	252,616
Bank of Hawaii Corp.	1,268	106,791
Bank of Nova Scotia (The)	5,570	362,440
Citigroup, Inc.	59,838	4,233,538
First Republic Bank	1,099	205,700
HDFC Bank Ltd., ADR*	3,831	280,123
JPMorgan Chase & Co.	41,597	6,469,997
Signature Bank	1,745	428,659
Truist Financial Corp.	36,235	2,011,043
Wells Fargo & Co.	61,373	2,779,583
		17,130,490
BEVERAGES - 1.5%
Coca-Cola Co. (The)	37,892	2,050,336
Diageo PLC, ADR	4,950	948,866
Molson Coors Beverage Co., Class B*	3,322	178,358
PepsiCo, Inc.	43,812	6,491,624
		9,669,184
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	23,786	2,679,255
Alexion Pharmaceuticals, Inc.*	652	119,779
Amgen, Inc.	8,153	1,987,294
BioMarin Pharmaceutical, Inc.*	2,742	228,792
Gilead Sciences, Inc.	102,037	7,026,268
Regeneron Pharmaceuticals, Inc.*	118	65,908
Vertex Pharmaceuticals, Inc.*	9,932	2,002,589
		14,109,885
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 1.6%
Allegion PLC	10,049	$1,399,826
Carrier Global Corp.	60,079	2,919,839
Owens Corning	6,645	650,546
Trane Technologies PLC	30,609	5,636,341
		10,606,552
CAPITAL MARKETS - 2.3%
Charles Schwab Corp. (The)	32,701	2,380,960
CME Group, Inc.	9,265	1,970,480
Moody's Corp.	2,771	1,004,127
Morgan Stanley	103,812	9,518,522
Stifel Financial Corp.	2,059	133,547
		15,007,636
CHEMICALS - 1.2%
Ecolab, Inc.	10,039	2,067,733
Linde PLC	6,168	1,783,169
PPG Industries, Inc.	22,300	3,785,871
Sherwin-Williams Co. (The)	663	180,634
		7,817,407
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Cintas Corp.	2,108	805,256
Copart, Inc.*	13,364	1,761,776
IAA, Inc.*	26,796	1,461,454
Waste Connections, Inc.	1,788	213,541
		4,242,027
CONSTRUCTION & ENGINEERING - 0.2%
EMCOR Group, Inc.	10,240	1,261,466
Quanta Services, Inc.	1,727	156,414
		1,417,880
CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	536	188,570
Vulcan Materials Co.	6,096	1,061,131
		1,249,701
CONSUMER FINANCE - 1.4%
Ally Financial, Inc.	71,054	3,541,331
American Express Co.	34,651	5,725,385
		9,266,716
CONTAINERS & PACKAGING - 0.2%
Amcor PLC	10,748	123,172
Crown Holdings, Inc.	10,316	1,054,398
		1,177,570
DISTRIBUTORS - 0.5%
Genuine Parts Co.	26,420	3,341,337

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
DIVERSIFIED CONSUMER SERVICES - 0.2%
Bright Horizons Family Solutions, Inc.*	1,773	$260,826
Terminix Global Holdings, Inc.*	20,790	991,891
		1,252,717
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Berkshire Hathaway, Inc., Class B*	21,119	5,869,392
Voya Financial, Inc.	57,441	3,532,622
		9,402,014
DIVERSIFIED TELECOMMUNICATION - 0.5%
AT&T, Inc.	104,333	3,002,704
ELECTRIC UTILITIES - 1.7%
Eversource Energy	43,127	3,460,510
NextEra Energy, Inc.	24,319	1,782,096
OGE Energy Corp.	64,294	2,163,493
Pinnacle West Capital Corp.	7,169	587,643
Portland General Electric Co.	1,749	80,594
Southern Co. (The)	36,335	2,198,631
Xcel Energy, Inc.	17,743	1,168,909
		11,441,876
ELECTRICAL EQUIPMENT - 0.1%
Emerson Electric Co.	977	94,026
Rockwell Automation, Inc.	2,098	600,070
		694,096
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Flex Ltd.*	87,259	1,559,318
ENERGY EQUIPMENT & SERVICES - 0.5%
ChampionX Corp.*	10,014	256,859
Schlumberger NV	103,391	3,309,546
		3,566,405
ENTERTAINMENT - 2.1%
iQIYI, Inc., ADR*	17,487	272,447
Live Nation Entertainment, Inc.*	22,438	1,965,344
Netflix, Inc.*	3,059	1,615,794
Roku, Inc., Class A*	1,090	500,583
Sea Ltd., ADR*	906	248,788
Spotify Technology SA*	2,954	814,093
Tencent Music Entertainment Group, ADR*	3,651	56,517
Walt Disney Co. (The)*	42,010	7,384,098
Zynga, Inc., Class A*	62,674	666,225
		13,523,889
EQUITY REAL ESTATE INVESTMENT - 1.3%
Equinix, Inc.	3,880	3,114,088
Equity Residential	1,062	81,774
Prologis, Inc.	46,192	5,521,330
		8,717,192
	Shares/ Principal	Fair Value
FOOD & STAPLES RETAILING - 1.6%
Costco Wholesale Corp.	25,974	$10,277,133
Walmart, Inc.	650	91,663
		10,368,796
FOOD PRODUCTS - 0.9%
Conagra Brands, Inc.	43,502	1,582,603
Hershey Co. (The)	16,113	2,806,563
Kellogg Co.	21,519	1,384,317
McCormick & Co., Inc.	976	86,200
		5,859,683
GAS UTILITIES - 0.3%
Atmos Energy Corp.	17,001	1,633,966
UGI Corp.	11,901	551,135
		2,185,101
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Alcon, Inc.	2,720	191,107
Align Technology, Inc.*	4,697	2,869,867
Danaher Corp.	17,660	4,739,238
Dexcom, Inc.*	8,509	3,633,343
Envista Holdings Corp.*	9,437	407,773
Hill-Rom Holdings, Inc.	5,243	595,552
IDEXX Laboratories, Inc.*	10,327	6,522,017
Intuitive Surgical, Inc.*	350	321,874
		19,280,771
HEALTH CARE PROVIDERS & SERVICES - 2.3%
AmerisourceBergen Corp.	7,518	860,736
Anthem, Inc.	6,796	2,594,713
Cigna Corp.	6,310	1,495,912
CVS Health Corp.	9,425	786,422
McKesson Corp.	19,727	3,772,591
UnitedHealth Group, Inc.	14,685	5,880,461
		15,390,835
HEALTH CARE TECHNOLOGY - 0.3%
Cerner Corp.	23,722	1,854,112
Teladoc Health, Inc.*	587	97,612
		1,951,724
HOTELS, RESTAURANTS & LEISURE - 2.0%
Aramark	19,876	740,381
Booking Holdings, Inc.*	196	428,866
Chipotle Mexican Grill, Inc.*	499	773,620
Choice Hotels International, Inc.	1	119
International Game Technology PLC*	24,327	582,875
Marriott Vacations Worldwide Corp.*	4,768	759,542
McDonald's Corp.	18,152	4,192,931
Shake Shack, Inc., Class A*	6,105	653,357
Six Flags Entertainment Corp.*	33,889	1,466,716

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 2.0% (Continued)
Wendy's Co. (The)	9,489	$222,232
Wyndham Hotels & Resorts, Inc.	17,672	1,277,509
Wynn Resorts Ltd.*	18,878	2,308,779
		13,406,927
HOUSEHOLD DURABLES - 0.2%
iRobot Corp.*	1,421	132,707
Sony Corp., ADR	8,543	830,551
		963,258
HOUSEHOLD PRODUCTS - 1.5%
Colgate-Palmolive Co.	62,760	5,105,526
Procter & Gamble Co. (The)	37,530	5,063,923
		10,169,449
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Brookfield Renewable Corp., Class A	10,986	460,753
INDUSTRIAL CONGLOMERATES - 1.3%
Honeywell International, Inc.	32,092	7,039,380
Roper Technologies, Inc.	3,449	1,621,720
		8,661,100
INSURANCE - 2.7%
Marsh & McLennan Cos., Inc.	24,952	3,510,247
MetLife, Inc.	123,923	7,416,792
Progressive Corp. (The)	27,299	2,681,035
Travelers Cos., Inc. (The)	24,597	3,682,417
Willis Towers Watson PLC	2,320	533,646
		17,824,137
INTERACTIVE MEDIA & SERVICES - 6.9%
Alphabet, Inc., Class A*	8,000	19,534,320
Alphabet, Inc., Class C*	5,135	12,869,953
Facebook, Inc., Class A*	35,123	12,212,618
Twitter, Inc.*	17,265	1,188,005
		45,804,896
INTERNET & DIRECT MARKETING RETAIL - 3.5%
Amazon.com, Inc.*	6,774	23,303,644
eBay, Inc.	1,507	105,806
		23,409,450
IT SERVICES - 5.6%
Accenture PLC, Class A	23,453	6,913,710
Automatic Data Processing, Inc.	17,245	3,425,202
Fidelity National Information Services, Inc.	20,618	2,920,952
Fiserv, Inc.*	15,267	1,631,889
Mastercard, Inc., Class A	16,678	6,088,971
PayPal Holdings, Inc.*	23,656	6,895,251
Visa, Inc., Class A	37,823	8,843,774
		36,719,749
	Shares/ Principal	Fair Value
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Agilent Technologies, Inc.	9,575	$1,415,281
Bio-Rad Laboratories, Inc., Class A*	521	335,675
Bruker Corp.	4,528	344,037
PPD, Inc.*	4,322	199,201
Thermo Fisher Scientific, Inc.	5,831	2,941,565
		5,235,759
MACHINERY - 2.0%
Caterpillar, Inc.	13,592	2,958,027
Deere & Co.	14,092	4,970,389
Oshkosh Corp.	3,551	442,597
Otis Worldwide Corp.	50,156	4,101,256
Xylem, Inc.	7,716	925,611
		13,397,880
MEDIA - 1.2%
Comcast Corp., Class A	78,219	4,460,047
Discovery, Inc., Class A*	29,797	914,172
Discovery, Inc., Class C*	6,109	177,039
Fox Corp., Class B	5,979	222,000
Sirius XM Holdings, Inc.	278,883	1,823,895
		7,597,153
METALS & MINING - 0.2%
Reliance Steel & Aluminum Co.	9,896	1,493,306
MULTILINE RETAIL - 1.1%
Target Corp.	30,998	7,493,457
MULTI-UTILITIES - 1.3%
Ameren Corp.	7,655	612,706
CMS Energy Corp.	3,073	181,553
Consolidated Edison, Inc.	69,102	4,955,995
DTE Energy Co.	21,205	2,748,168
		8,498,422
OIL, GAS & CONSUMABLE FUELS - 3.3%
Antero Midstream Corp.	30,536	317,269
BP PLC, ADR	45,226	1,194,871
Chevron Corp.	47,919	5,019,036
Continental Resources, Inc.	3,949	150,180
Devon Energy Corp.	23,056	673,005
EOG Resources, Inc.	22,015	1,836,932
Equinor ASA, ADR	44,355	940,326
Hess Corp.	34,619	3,022,931
Kinder Morgan, Inc.	144,824	2,640,141
Phillips 66	47,854	4,106,830
Pioneer Natural Resources Co.	2,057	334,304
Royal Dutch Shell PLC, Class A, ADR	11,359	458,904
Valero Energy Corp.	12,185	951,405
		21,646,134

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
PERSONAL PRODUCTS - 0.4%
Estee Lauder Cos, Inc. (The), Class A	5,616	$1,786,337
Herbalife Nutrition Ltd.*	12,941	682,379
Unilever PLC, ADR	4,031	235,814
		2,704,530
PHARMACEUTICALS - 3.4%
Bristol-Myers Squibb Co.	82,482	5,511,447
Johnson & Johnson	89,275	14,707,164
Pfizer, Inc.	51,181	2,004,248
		22,222,859
PROFESSIONAL SERVICES - 0.2%
Equifax, Inc.	1,544	369,803
IHS Markit Ltd.	6,689	753,583
		1,123,386
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CBRE Group, Inc., Class A*	28,242	2,421,187
ROAD & RAIL - 0.9%
CSX Corp.	31,704	1,017,064
Landstar System, Inc.	6,974	1,102,032
Norfolk Southern Corp.	3,982	1,056,863
Ryder System, Inc.	25,877	1,923,437
Schneider National, Inc., Class B	27,536	599,459
		5,698,855
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Advanced Micro Devices, Inc.*	40,837	3,835,819
Applied Materials, Inc.	21,925	3,122,120
CMC Materials, Inc.	1	151
Intel Corp.	153,438	8,614,009
Lam Research Corp.	2,293	1,492,055
NVIDIA Corp.	7,096	5,677,510
QUALCOMM, Inc.	52,459	7,497,965
Silicon Laboratories, Inc.*	2,719	416,687
Texas Instruments, Inc.	4,187	805,160
Xilinx, Inc.	4,422	639,598
		32,101,074
SOFTWARE - 9.6%
Adobe, Inc.*	20,695	12,119,820
Alteryx, Inc., Class A*	1,487	127,912
HubSpot, Inc.*	1,828	1,065,212
Intuit, Inc.	19,620	9,617,135
Microsoft Corp.	107,291	29,065,132
PTC, Inc.*	5,904	833,999
salesforce.com, Inc.*	9,337	2,280,749
ServiceNow, Inc.*	5,952	3,270,922
Splunk, Inc.*	2,832	409,451
UiPath, Inc., Class A*	7,907	537,122
	Shares/ Principal	Fair Value
SOFTWARE - 9.6% (Continued)
VMware, Inc., Class A*	12,567	$2,010,343
Workday, Inc., Class A*	8,919	2,129,322
		63,467,119
SPECIALTY RETAIL - 1.3%
Home Depot, Inc. (The)	16,481	5,255,626
Lowe's Cos., Inc.	16,868	3,271,886
TJX Cos., Inc. (The)	3,411	229,970
		8,757,482
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.5%
Apple, Inc.	301,849	41,341,239
Dell Technologies, Inc., Class C*	26,709	2,662,086
Hewlett Packard Enterprise Co.	240,475	3,506,125
HP, Inc.	55,641	1,679,802
		49,189,252
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	22,968	3,548,326
THRIFTS & MORTGAGE FINANCE - 0.2%
New York Community Bancorp, Inc.	114,565	1,262,506
TRADING COMPANIES & DISTRIBUTORS - 0.2%
SiteOne Landscape Supply, Inc.*	5,719	967,998
WW Grainger, Inc.	1,423	623,274
		1,591,272
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
T-Mobile US, Inc.*	3,680	532,975
United States Cellular Corp.*	19,201	697,188
		1,230,163
TOTAL COMMON STOCKS (Cost - $475,896,144)		650,437,392
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $9,189,489)	9,189,489	9,189,489
TOTAL INVESTMENTS - 99.9% (Cost - $485,085,633)		$659,626,881
OTHER ASSETS LESS LIABILITIES - NET 0.1%		901,893
TOTAL NET ASSETS - 100.0%		$660,528,774

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Short-Term Investments	1.4%
Other Assets less Liabilities - Net	0.1%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	48	9/17/2021	$10,292,640	$107,237

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 0.5%
Axon Enterprise, Inc.*	13	$2,298
Lockheed Martin Corp.	279	105,560
		107,858
AIR FREIGHT & LOGISTICS - 1.0%
C.H. Robinson Worldwide, Inc.	514	48,147
Expeditors International of Washington, Inc.	1,247	157,870
		206,017
AUTO COMPONENTS - 0.5%
BorgWarner, Inc.	1,877	91,110
AUTOMOBILES - 2.6%
Tesla, Inc.*	782	531,525
BEVERAGES - 1.0%
Boston Beer Co., Inc. (The), Class A*	30	30,624
PepsiCo, Inc.	1,107	164,024
		194,648
BIOTECHNOLOGY - 2.2%
AbbVie, Inc.	722	81,326
Amgen, Inc.	40	9,750
BioMarin Pharmaceutical, Inc.*	1,322	110,308
Gilead Sciences, Inc.	1,401	96,473
Moderna, Inc.*	53	12,454
Vertex Pharmaceuticals, Inc.*	689	138,923
		449,234
BUILDING PRODUCTS - 1.4%
Allegion PLC	334	46,526
Builders FirstSource, Inc.*	623	26,577
Carrier Global Corp.	1,478	71,831
Trane Technologies PLC	705	129,819
		274,753
CAPITAL MARKETS - 0.6%
Charles Schwab Corp. (The)	269	19,586
CME Group, Inc.	19	4,041
Morgan Stanley	920	84,355
Morningstar, Inc.	22	5,656
Stifel Financial Corp.	62	4,021
		117,659
CHEMICALS - 0.1%
Amyris, Inc.*	549	8,987
PPG Industries, Inc.	38	6,451
		15,438
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Copart, Inc.*	1,093	144,090
IAA, Inc.*	1,035	56,449
		200,539
	Shares/ Principal	Fair Value
CONSUMER FINANCE - 0.2%
American Express Co.	293	$48,412
CONTAINERS & PACKAGING - 0.1%
Crown Holdings, Inc.	225	22,997
DISTRIBUTORS - 0.6%
Genuine Parts Co.	802	101,429
Pool Corp.	28	12,842
		114,271
DIVERSIFIED CONSUMER SERVICES - 0.1%
Terminix Global Holdings, Inc.*	316	15,076
DIVERSIFIED FINANCIAL SERVICES - 0.0%†
Voya Financial, Inc.	156	9,594
DIVERSIFIED TELECOMMUNICATION - 0.0%†
Frontier Communications Parent, Inc.*	217	5,729
ELECTRIC UTILITIES - 0.3%
Eversource Energy	509	40,842
OGE Energy Corp.	515	17,330
		58,172
ELECTRICAL EQUIPMENT - 0.1%
Plug Power, Inc.*	286	9,778
Sunrun, Inc.*	164	9,148
		18,926
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Flex Ltd.*	2,630	46,998
Zebra Technologies Corp., Class A*	49	25,945
		72,943
ENERGY EQUIPMENT & SERVICES - 0.5%
Schlumberger NV	3,089	98,879
ENTERTAINMENT - 2.4%
Live Nation Entertainment, Inc.*	664	58,160
Netflix, Inc.*	320	169,027
Roku, Inc.*	173	79,450
Spotify Technology SA*	321	88,464
Take-Two Interactive Software, Inc.*	99	17,525
Walt Disney Co. (The)*	188	33,045
Zynga, Inc., Class A*	4,130	43,902
		489,573
EQUITY REAL ESTATE INVESTMENT - 1.0%
Equinix, Inc.	200	160,520
Prologis, Inc.	375	44,824
Simon Property Group, Inc.	19	2,479
		207,823

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
FOOD & STAPLES RETAILING - 1.8%
Costco Wholesale Corp.	928	$367,182
FOOD PRODUCTS - 0.6%
Hershey Co. (The)	482	83,955
Kellogg Co.	525	33,773
		117,728
GAS UTILITIES - 0.1%
UGI Corp.	315	14,588
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
ABIOMED, Inc.*	40	12,484
Align Technology, Inc.*	187	114,257
Danaher Corp.	238	63,870
Dexcom, Inc.*	386	164,822
Hill-Rom Holdings, Inc.	107	12,154
IDEXX Laboratories, Inc.*	326	205,885
Insulet Corp.*	200	54,902
Intuitive Surgical, Inc.*	21	19,313
West Pharmaceutical Services, Inc.	7	2,514
		650,201
HEALTH CARE PROVIDERS & SERVICES - 0.5%
McKesson Corp.	543	103,843
HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corp.	605	47,287
HOTELS, RESTAURANTS & LEISURE - 3.2%
Aramark	884	32,929
Booking Holdings, Inc.*	26	56,890
Chipotle Mexican Grill, Inc.*	106	164,336
International Game Technology PLC*	2,500	59,900
Shake Shack, Inc., Class A*	51	5,458
Six Flags Entertainment Corp.*	2,162	93,571
Starbucks Corp.	151	16,883
Travel + Leisure Co.	767	45,598
Vail Resorts, Inc.*	63	19,941
Wendy's Co. (The)	2,339	54,780
Wyndham Hotels & Resorts, Inc.	548	39,615
Wynn Resorts Ltd.*	526	64,330
		654,231
HOUSEHOLD DURABLES - 0.3%
iRobot Corp.*	75	7,004
Sonos, Inc.*	1,276	44,954
		51,958
HOUSEHOLD PRODUCTS - 0.2%
Colgate-Palmolive Co.	211	17,165
Procter & Gamble Co. (The)	239	32,248
		49,413
	Shares/ Principal	Fair Value
INDUSTRIAL CONGLOMERATES - 0.4%
Roper Technologies, Inc.	173	$81,345
INSURANCE - 0.5%
Marsh & McLennan Cos., Inc.	398	55,991
MetLife, Inc.	200	11,970
Progressive Corp. (The)	266	26,124
		94,085
INTERACTIVE MEDIA & SERVICES - 9.1%
Alphabet, Inc., Class A*	166	405,337
Alphabet, Inc., Class C*	230	576,454
Facebook, Inc., Class A*	2,242	779,566
Twitter, Inc.*	821	56,493
Vimeo, Inc.*	701	34,349
		1,852,199
INTERNET & DIRECT MARKETING RETAIL - 6.8%
Amazon.com, Inc.*	374	1,286,620
Etsy, Inc.*	426	87,688
Wayfair, Inc., Class A*	28	8,840
		1,383,148
IT SERVICES - 9.5%
Accenture PLC, Class A	902	265,901
Automatic Data Processing, Inc.	815	161,875
Fidelity National Information Services, Inc.	102	14,450
Fiserv, Inc.*	659	70,440
GoDaddy, Inc., Class A*	183	15,914
Mastercard, Inc., Class A	945	345,010
Okta, Inc.*	65	15,904
PayPal Holdings, Inc.*	1,514	441,301
Square, Inc., Class A*	180	43,884
Twilio, Inc., Class A*	45	17,737
Visa, Inc., Class A	2,352	549,945
		1,942,361
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Agilent Technologies, Inc.	231	34,144
Bio-Rad Laboratories, Inc., Class A*	51	32,859
Bruker Corp.	620	47,108
Illumina, Inc.*	60	28,393
Mettler-Toledo International, Inc.*	19	26,321
PPD, Inc.*	753	34,706
Repligen Corp.*	88	17,567
Sotera Health Co.*	253	6,130
Syneos Health, Inc., Class A*	207	18,524
Thermo Fisher Scientific, Inc.	111	55,996
		301,748

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MACHINERY - 1.5%
Caterpillar, Inc.	664	$144,507
Deere & Co.	172	60,666
Otis Worldwide Corp.	1,256	102,703
		307,876
MEDIA - 0.2%
Cardlytics, Inc.*	95	12,058
Sirius XM Holdings, Inc.	3,159	20,660
		32,718
MULTILINE RETAIL - 0.5%
Nordstrom, Inc.*	108	3,950
Target Corp.	421	101,772
		105,722
OIL, GAS & CONSUMABLE FUELS - 0.5%
Antero Midstream Corp.	3,923	40,760
Cheniere Energy, Inc.*	68	5,898
Hess Corp.	535	46,716
Phillips 66	95	8,153
		101,527
PERSONAL PRODUCTS - 0.8%
Estee Lauder Cos, Inc. (The), Class A	405	128,822
Herbalife Nutrition Ltd.*	659	34,749
		163,571
PHARMACEUTICALS - 1.2%
Eli Lilly and Co.	98	22,493
Johnson & Johnson	1,327	218,610
Zoetis, Inc.	48	8,945
		250,048
PROFESSIONAL SERVICES - 0.3%
Booz Allen Hamilton Holding Corp., Class A	247	21,039
CoStar Group, Inc.*	80	6,626
IHS Markit Ltd.	209	23,546
Upwork, Inc.*	260	15,155
		66,366
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A*	408	34,978
ROAD & RAIL - 0.6%
Landstar System, Inc.	352	55,623
Lyft, Inc., Class A*	154	9,314
Ryder System, Inc.	853	63,403
		128,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
Advanced Micro Devices, Inc.*	1,967	184,760
Applied Materials, Inc.	784	111,642
Enphase Energy, Inc.*	58	10,651
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6% (Continued)
Intel Corp.	2,460	$138,104
Lam Research Corp.	325	211,478
NVIDIA Corp.	441	352,844
QUALCOMM, Inc.	2,038	291,291
Xilinx, Inc.	237	34,280
		1,335,050
SOFTWARE - 17.3%
Adobe, Inc.*	820	480,225
Alteryx, Inc., Class A*	216	18,580
Autodesk, Inc.*	275	80,272
Cadence Design Systems, Inc.*	235	32,153
Cloudflare, Inc., Class A*	217	22,967
DocuSign, Inc.*	24	6,710
HubSpot, Inc.*	189	110,134
Intuit, Inc.	687	336,747
Microsoft Corp.	5,866	1,589,099
PagerDuty, Inc.*	114	4,854
PTC, Inc.*	895	126,428
salesforce.com, Inc.*	254	62,044
ServiceNow, Inc.*	392	215,424
Slack Technologies, Inc., Class A*	307	13,600
Smartsheet, Inc., Class A*	40	2,893
Splunk, Inc.*	407	58,844
UiPath, Inc., Class A*	302	20,515
VMware, Inc., Class A*	473	75,666
Workday, Inc., Class A*	609	145,393
Zendesk, Inc.*	469	67,695
Zoom Video Communications, Inc., Class A*	89	34,446
Zscaler, Inc.*	85	18,365
		3,523,054
SPECIALTY RETAIL - 2.0%
Home Depot, Inc. (The)	329	104,915
Lithia Motors, Inc.	210	72,164
Lowe's Cos., Inc.	923	179,034
TJX Cos., Inc. (The)	807	54,408
		410,521
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.4%
Apple, Inc.	14,682	2,010,847
Dell Technologies, Inc., Class C*	565	56,313
HP, Inc.	1,661	50,146
		2,117,306
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Crocs, Inc.*	483	56,279
Lululemon Athletica, Inc.*	50	18,249
NIKE, Inc., Class B	984	152,018
Tapestry, Inc.*	1,013	44,045
		270,591

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 0.2%
SiteOne Landscape Supply, Inc.*	202	$34,191
WIRELESS TELECOMMUNICATION SERVICES - 0.0%†
United States Cellular Corp.*	222	8,061
TOTAL COMMON STOCKS (Cost - $12,431,073)		19,952,413
SHORT-TERM INVESTMENTS - 2.1%
MONEY MARKET FUNDS - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $429,700)	429,700	429,700
TOTAL INVESTMENTS - 100.2% (Cost - $12,860,773)		$20,382,113
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(37,518)
TOTAL NET ASSETS - 100.0%		$20,344,595

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.1%
Short-Term Investments	2.1%
Other Assets less Liabilities - Net	(0.2)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	9/17/2021	$290,980	$7,600

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 88.2%
AEROSPACE & DEFENSE - 0.4%
Airbus SE*	992	$127,570
Leonardo SpA*	10,740	86,761
Meggitt PLC*	3,528	22,478
Saab AB, Class B	7,328	194,593
Safran SA	1,075	149,055
		580,457
AIR FREIGHT & LOGISTICS - 0.9%
Cargojet, Inc.	280	41,612
Deutsche Post AG	12,216	830,972
DSV PANALPINA A/S	884	206,178
PostNL NV	30,839	167,207
Royal Mail PLC*	8,974	71,581
SG Holdings Co. Ltd.	1,800	47,242
ZTO Express Cayman, Inc., ADR	1,680	50,988
		1,415,780
AIRLINES - 0.4%
Air China Ltd., Class H*	20,000	14,706
Air France-KLM*	7,855	37,913
AirAsia Group Bhd*	89,900	19,273
Cathay Pacific Airways Ltd.*	46,000	38,857
China Eastern Airlines Corp. Ltd., Class A	18,600	14,623
China Eastern Airlines Corp. Ltd., Class H	128,000	54,227
China Southern Airlines Co. Ltd., Class A*	31,100	28,975
JET2 PLC*	3,891	63,616
Jin Air Co. Ltd.*	1,154	21,622
Korean Air Lines Co. Ltd.*	621	17,370
Qantas Airways Ltd.*	38,050	133,118
Spring Airlines Co. Ltd., Class A	11,700	103,031
		547,331
AUTO COMPONENTS - 1.0%
Aisin Corp.	1,000	42,797
Bridgestone Corp.	2,500	113,862
Continental AG	764	112,329
Denso Corp.	2,300	157,057
Hyundai Mobis Co. Ltd.	544	141,054
JTEKT Corp.	600	6,157
Koito Manufacturing Co. Ltd.	1,000	62,258
Linamar Corp.	483	30,327
Magna International, Inc.	435	40,317
NGK Spark Plug Co. Ltd.	2,700	40,041
NOK Corp.	1,500	18,623
Nokian Renkaat Oyj	1,342	54,190
Pirelli & C SpA, (a)	26,185	152,035
Sumitomo Electric Industries Ltd.	800	11,814
Sumitomo Rubber Industries Ltd.	16,300	225,137
Tokai Rika Co. Ltd.	7,300	117,139
Toyoda Gosei Co. Ltd.	700	17,249
Toyota Boshoku Corp.	3,500	72,434
Valeo SA	3,290	98,984
Yokohama Rubber Co. Ltd. (The)	100	2,143
		1,515,947
	Shares/ Principal	Fair Value
AUTOMOBILES - 1.8%
BAIC Motor Corp. Ltd., Class H (a)	40,500	$15,072
Bayerische Motoren Werke AG	3,770	399,291
BYD Co. Ltd., Class A	2,200	85,461
BYD Co. Ltd., Class H	4,500	134,551
Daimler AG	2,788	248,964
Geely Automobile Holdings Ltd.	20,000	62,968
Great Wall Motor Co. Ltd., Class H	12,000	38,785
Honda Motor Co. Ltd.	600	19,191
Hyundai Motor Co.	228	48,489
Isuzu Motors Ltd.	5,400	71,374
Kia Corp.	599	47,658
Li Auto, Inc., ADR*	2,554	89,237
NIO, Inc., ADR*	7,771	413,417
Nissan Motor Co. Ltd.*	15,300	75,997
Renault SA*	2,222	89,816
Stellantis NV	5,179	101,596
Subaru Corp.	12,300	242,864
Suzuki Motor Corp.	600	25,413
Toyota Motor Corp.	5,600	489,918
Volkswagen AG	37	12,145
XPeng, Inc., ADR*	2,782	123,576
		2,835,783
BANKS - 9.6%
ABN AMRO Bank NV, CVA*,(a)	4,174	50,450
Absa Group Ltd.*	8,658	82,295
Agricultural Bank of China Ltd., Class A	142,900	67,011
Agricultural Bank of China Ltd., Class H	47,000	16,341
Banco Bilbao Vizcaya Argentaria SA*	36,488	226,221
Banco Bradesco SA	13,576	59,251
Banco de Sabadell SA*	87,690	59,712
Banco do Brasil SA	14,852	95,070
Banco Santander Brasil SA	9,764	79,060
Banco Santander SA*	51,936	198,292
Bangkok Bank PCL, NVDR	9,900	34,905
Bank Central Asia TBK PT	121,200	251,803
Bank Hapoalim BM*	34,745	278,941
Bank Mandiri Persero TBK PT	115,300	46,915
Bank Negara Indonesia Persero Tbk PT	43,900	14,018
Bank of China Ltd., Class H	229,000	82,272
Bank Of China Ltd., Class A	220,500	105,106
Bank of Communications Co. Ltd., Class A	125,200	94,945
Bank of Montreal	2,032	208,500
Bank of Nova Scotia (The)	4,061	264,393
Bank Rakyat Indonesia Persero TBK PT	201,600	54,780
Bankinter SA	3,371	16,946
Barclays PLC	10,725	25,353
BAWAG Group AG*,(a)	418	22,247
Bendigo & Adelaide Bank Ltd.	6,931	54,584
BNP Paribas SA	12,765	800,347
BOC Hong Kong Holdings Ltd.	93,000	315,555

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
BANKS - 9.2% (Continued)
CaixaBank SA	11,340	$34,884
Canadian Western Bank	1,233	34,651
Capitec Bank Holdings Ltd.	312	36,851
China CITIC Bank Corp. Ltd., Class H	179,000	84,823
China Construction Bank Corp., Class A	31,900	32,831
China Construction Bank Corp., Class H	609,000	479,148
China Everbright Bank Co. Ltd., Class A*	10,200	5,967
China Merchants Bank Co. Ltd., Class A	11,900	99,801
China Merchants Bank Co. Ltd., Class H	18,000	153,557
CIMB Group Holdings BHD	53,200	59,076
Commonwealth Bank of Australia	9,627	721,807
Credit Agricole SA	17,278	242,069
DNB ASA	8,470	184,653
FinecoBank Banca Fineco SpA*	2,301	40,113
Grupo Financiero Banorte SAB de CV, Class O	40,325	259,969
Hana Financial Group, Inc.	697	28,501
Hong Leong Bank BHD	4,200	18,939
HSBC Holdings PLC	123,018	709,173
Industrial & Commercial Bank of China Ltd., Class A*	18,600	14,882
Industrial & Commercial Bank of China Ltd., Class H	387,000	227,241
Industrial Bank Co. Ltd., Class A	36,800	117,039
ING Groep NV	6,573	86,835
Intesa Sanpaolo SpA	25,147	69,470
Israel Discount Bank Ltd., Class A*	26,236	124,960
Japan Post Bank Co. Ltd.	3,100	26,059
Kasikornbank PCL, NVDR	23,900	87,994
KB Financial Group, Inc.	616	30,522
Lloyds Banking Group PLC	547,300	353,008
Malayan Banking BHD	169,600	331,315
Mediobanca Banca di Credito Finanziario SpA*	16,379	191,325
Mitsubishi UFJ Financial Group, Inc.	22,700	122,734
Mizrahi Tefahot Bank Ltd.*	1,756	54,105
National Bank of Canada	1,477	110,653
Nedbank Group Ltd.*	2,059	24,640
Nordea Bank Abp	64,602	719,584
OTP Bank Nyrt*	4,889	263,524
Postal Savings Bank of China Co. Ltd., Class H*,(a)	40,000	26,938
Public Bank BHD	211,900	209,782
Raiffeisen Bank International AG	11,939	270,427
RHB Bank BHD	99,400	129,293
Royal Bank of Canada	14,047	1,424,665
Shinhan Financial Group Co. Ltd.	2,179	78,557
Shinsei Bank Ltd.	700	9,189
Societe Generale SA	4,253	125,385
Standard Bank Group Ltd.	19,329	172,744
Standard Chartered PLC	17,258	109,907
Sumitomo Mitsui Financial Group, Inc.	18,800	648,743
	Shares/ Principal	Fair Value
BANKS - 9.2% (Continued)
TMBThanachart Bank PCL, NVDR	488,400	$17,067
Toronto-Dominion Bank (The)	17,331	1,215,815
United Overseas Bank Ltd.	4,100	78,755
Westpac Banking Corp.	21,888	424,121
		14,729,404
BEVERAGES - 1.7%
Ambev SA	50,866	172,937
Anheuser-Busch InBev SA	4,205	303,242
Arca Continental SAB de CV	20,605	119,384
Budweiser Brewing Co. APAC Ltd. (a)	5,700	17,983
China Resources Beer Holdings Co. Ltd.	4,000	35,926
Coca-Cola Femsa SAB de CV	6,091	32,274
Davide Campari-Milano NV	1,880	25,182
Diageo PLC	15,077	720,861
Fomento Economico Mexicano SAB de CV	9,389	79,510
Fraser & Neave Holdings BHD	1,700	10,811
Kirin Holdings Co. Ltd.	13,500	263,456
Pernod Ricard SA	1,415	314,131
Remy Cointreau SA	733	151,339
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A*	350	24,267
Suntory Beverage & Food Ltd.	4,700	177,007
Treasury Wine Estates Ltd.	12,525	109,829
		2,558,139
BIOTECHNOLOGY - 0.6%
3SBio, Inc.*,(a)	7,500	9,271
Abcam PLC*	1,520	28,998
BeiGene Ltd., ADR*	230	78,934
Celltrion, Inc.*	522	124,457
CSL Ltd.	2,609	558,604
Genmab A/S*	183	74,886
Grifols SA	770	20,856
Innovent Biologics, Inc.,*,(a)	4,500	52,470
Zai Lab Ltd., ADR*	295	52,212
		1,000,688
BUILDING PRODUCTS - 0.7%
Assa Abloy AB, Class B	17,616	531,025
Cie de Saint-Gobain	736	48,477
Daikin Industries Ltd.	1,600	298,261
Kingspan Group PLC	1,598	150,923
Sanwa Holdings Corp.	1,300	15,976
		1,044,662
CAPITAL MARKETS - 1.6%
3i Group PLC	6,584	106,690
Amundi SA, (a)	2,552	225,014
ASX Ltd.	1,587	92,587
Azimut Holding SpA	675	16,394
B3 SA - Brasil Bolsa Balcao	49,233	164,344
Banca Generali SpA*	730	31,148
Brookfield Asset Management, Inc., Class A	407	20,786

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
CAPITAL MARKETS - 1.6% (Continued)
China International Capital Corp. Ltd.,, Class H (a)	20,000	$53,825
CI Financial Corp.	4,582	84,180
Deutsche Bank AG*	7,367	95,979
Deutsche Boerse AG	1,036	180,849
DWS Group GmbH & Co. KGaA (a)	1,550	70,254
East Money Information Co. Ltd., Class A	20,448	103,768
EQT AB	719	26,113
Euronext NV (a)	639	69,489
Flow Traders (a)	1,252	53,867
Futu Holdings Ltd., ADR*	279	49,966
Guotai Junan Securities Co. Ltd., Class A	24,900	66,051
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	48,872
Hong Kong Exchanges & Clearing Ltd.	3,400	202,620
Huatai Securities Co. Ltd., Class A	22,000	53,796
IG Group Holdings PLC	5,468	65,151
IOOF Holdings Ltd.	32,301	103,547
Macquarie Group Ltd.	377	44,275
Magellan Financial Group Ltd.	1,851	74,846
Nomura Holdings, Inc.	43,700	223,559
Perpetual Ltd.	1,866	56,106
Reinet Investments SCA	690	13,542
TMX Group Ltd.	1,032	109,126
Up Fintech Holding Ltd., ADR*	666	19,301
		2,526,045
CHEMICALS - 3.4%
Air Liquide SA	1,831	320,626
Akzo Nobel NV	1,842	227,617
Asahi Kasei Corp.	13,300	146,253
BASF SE	7,070	557,054
Chr Hansen Holding A/S	2,296	207,244
Covestro AG (a)	1,999	129,104
Croda International PLC	259	26,362
DIC Corp.	1,900	48,018
Evonik Industries AG	7,268	243,749
Givaudan SA	171	796,033
Johnson Matthey PLC	3,893	165,265
Kaneka Corp.	900	36,287
Kansai Paint Co. Ltd.	4,000	102,027
LG Chem Ltd.	341	257,381
Mitsubishi Chemical Holdings Corp.	8,300	69,809
Nippon Paint Holdings Co. Ltd.	8,000	108,694
Nippon Shokubai Co. Ltd.	1,100	52,924
Nitto Denko Corp.	800	59,753
Nufarm Ltd./Australia*	1,348	4,635
Nutrien Ltd.	2,781	168,684
PhosAgro PJSC, GDR	740	14,978
Shin-Etsu Chemical Co. Ltd.	1,300	217,623
Sika AG	2,248	735,674
Sumitomo Chemical Co. Ltd.	84,900	450,546
Symrise AG	322	44,869
	Shares/ Principal	Fair Value
CHEMICALS - 3.4% (Continued)
Umicore SA	365	$22,292
Wanhua Chemical Group Co. Ltd., Class A	2,700	45,472
		5,258,973
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Brambles Ltd.	29,542	253,724
Country Garden Services Holdings Co. Ltd.	11,000	118,841
HomeServe PLC	7,340	96,886
Intrum AB	1,199	39,270
Loomis AB, Class B	2,074	64,921
Rentokil Initial PLC	9,497	64,942
Ritchie Bros Auctioneers, Inc.	525	31,157
		669,741
COMMUNICATIONS EQUIPMENT - 0.3%
Nokia Oyj*	5,027	27,131
Telefonaktiebolaget LM Ericsson, Class B	30,635	385,295
		412,426
CONSTRUCTION & ENGINEERING - 0.2%
COMSYS Holdings Corp.	600	16,623
Kandenko Co. Ltd.	3,900	30,465
Kyowa Exeo Corp.	600	14,785
Maeda Corp.	5,800	50,324
Metallurgical Corp. of China Ltd., Class H	72,000	16,781
Obayashi Corp.	11,600	92,286
Shimizu Corp.	2,100	16,120
Skanska AB, Class B	1,258	33,391
Taisei Corp.	1,200	39,355
		310,130
CONSTRUCTION MATERIALS - 0.4%
BBMG Corp., Class H	73,000	13,724
Cemex SAB de CV*	113,453	95,615
CRH PLC	1,866	94,269
Holcim Ltd.*	382	22,936
Imerys SA	650	30,371
James Hardie Industries PLC	5,856	199,025
Siam Cement PCL (The), NVDR	8,700	117,267
Taiheiyo Cement Corp.	600	13,174
		586,381
CONSUMER FINANCE - 0.0%†
Muangthai Capital PCL, NVDR	8,800	15,788
CONTAINERS & PACKAGING - 0.0%†
Smurfit Kappa Group PLC	767	41,614
DISTRIBUTORS - 0.2%
Jardine Cycle & Carriage Ltd.	21,500	341,646
DIVERSIFIED CONSUMER SERVICES - 0.2%
Benesse Holdings, Inc.	3,200	79,661
IDP Education Ltd.	771	14,205

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
DIVERSIFIED CONSUMER SERVICES - 0.2% (Continued)
New Oriental Education & Technology Group, Inc., ADR*	12,774	$104,619
New Oriental Education & Technology Group, Inc.*	1,100	9,065
TAL Education Group, ADR*	3,702	93,402
		300,952
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Banca Mediolanum SpA	2,344	22,805
Challenger Ltd.	8,543	34,698
EXOR NV	590	47,270
FirstRand Ltd.	37,438	140,510
Groupe Bruxelles Lambert SA	149	16,670
Industrivarden AB, Class C	440	16,114
Investor AB, Class A	1,040	23,756
Investor AB, Class B	10,280	237,102
Kinnevik AB, Class B*	4,516	180,911
L E Lundbergforetagen AB, Class B	1,692	109,250
M&G PLC	7,398	23,394
Mitsubishi HC Capital, Inc.	27,600	147,959
		1,000,439
DIVERSIFIED TELECOMMUNICATION - 1.1%
BCE, Inc.	3,371	166,413
Cellnex Telecom SA*,(a)	699	44,531
China Tower Corp. Ltd., Class H (a)	112,000	15,432
Iliad SA	230	33,658
Koninklijke KPN NV	18,173	56,314
KT Corp.	9,083	256,484
Nippon Telegraph & Telephone Corp.	14,100	367,713
Orange SA	14,522	165,586
PCCW Ltd.	76,000	39,831
Proximus SADP	349	6,742
Singapore Telecommunications Ltd.	15,600	26,576
Spark New Zealand Ltd.	5,628	18,876
Telecom Italia RSP/Milano	124,096	65,754
Telecom Italia SpA/Milano	229,140	113,831
Telekom Malaysia BHD	38,800	56,730
Telia Co. AB	24,423	108,462
Telstra Corp. Ltd.	18,281	51,604
TPG Telecom Ltd.	5,268	24,758
		1,619,295
ELECTRIC UTILITIES - 1.0%
Acciona SA*	458	69,142
CPFL Energia SA	13,060	69,909
EDP - Energias de Portugal SA	6,269	33,232
Emera, Inc.	6,768	307,383
Enel SpA	10,098	93,790
Energisa SA	2,060	19,032
Fortis, Inc.	4,188	185,573
Hokuriku Electric Power Co.	16,800	91,727
Hydro One Ltd. (a)	160	3,871
	Shares/ Principal	Fair Value
ELECTRIC UTILITIES - 1.0% (Continued)
Iberdrola SA	18,629	$227,107
Light SA	4,159	12,673
Neoenergia SA	5,561	19,184
Orsted AS (a)	847	118,867
Shikoku Electric Power Co., Inc.	16,300	111,026
Tenaga Nasional BHD	101,000	238,177
		1,600,693
ELECTRICAL EQUIPMENT - 1.3%
Contemporary Amperex Technology Co. Ltd., Class A*	1,900	157,259
Legrand SA	2,374	251,296
Nidec Corp.	3,200	371,204
Schneider Electric SE	5,489	863,668
Signify NV, (a)	2,836	179,394
WEG SA	15,148	101,553
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	9,692
		1,934,066
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
AAC Technologies Holdings, Inc.	3,500	26,185
Alps Alpine Co. Ltd.	7,100	75,036
BOE Technology Group Co. Ltd., Class A	88,100	85,081
Canon Marketing Japan, Inc.	700	16,291
GoerTek, Inc., Class A	2,900	19,182
Halma PLC	4,153	154,444
Hexagon AB, Class B	15,466	229,309
Horiba Ltd.	300	19,461
Inari Amertron BHD	82,400	62,919
Keyence Corp.	2,300	1,161,915
LG Innotek Co. Ltd.	177	35,050
Luxshare Precision Industry Co. Ltd., Class A*	6,569	46,766
Murata Manufacturing Co. Ltd.	3,200	244,548
Omron Corp.	2,000	158,753
Samsung Electro-Mechanics Co. Ltd.	462	72,614
Samsung SDI Co. Ltd.	428	265,279
Shimadzu Corp.	1,800	69,655
Sunny Optical Technology Group Co. Ltd.	3,600	113,760
Venture Corp. Ltd.	6,600	94,321
VS Industry BHD	56,400	18,748
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,160	38,719
		3,008,036
ENERGY EQUIPMENT & SERVICES - 0.1%
Dialog Group BHD	15,700	10,929
John Wood Group PLC*	10,947	33,225
Tenaris SA	3,770	41,096
Worley Ltd.	2,690	24,153
		109,403

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ENTERTAINMENT - 0.9%
Bilibili, Inc., ADR*	733	$89,309
NCSoft Corp.	248	180,580
NetEase, Inc., ADR	3,515	405,104
NetEase, Inc.	5,800	131,372
Netmarble Corp. (a)	287	34,150
Nexon Co. Ltd.	4,500	100,387
Nintendo Co. Ltd.	700	407,550
SM Entertainment Co. Ltd.*	575	30,023
Tencent Music Entertainment Group, ADR*	1,056	16,347
		1,394,822
EQUITY REAL ESTATE INVESTMENT - 0.6%
British Land Co. PLC (The)	2,752	18,815
Canadian Apartment Properties REIT	139	6,524
Champion REIT	23,000	12,943
First Capital Real Estate Investment Trust	1,897	26,962
Goodman Group	11,902	189,163
GPT Group (The)	14,419	53,043
Klepierre SA	3,623	93,363
Link REIT	13,300	128,875
Mirvac Group	7,863	17,237
RioCan Real Estate Investment Trust	2,183	38,925
Scentre Group	129,759	266,921
Stockland	7,275	25,452
Unibail-Rodamco-Westfield*	645	55,830
Warehouses De Pauw CVA	1,016	38,797
		972,850
FOOD & STAPLES RETAILING - 1.1%
Alimentation Couche-Tard, Inc., Class B	9,121	335,510
Casino Guichard Perrachon SA*	6,992	221,806
Clicks Group Ltd.	1,174	20,201
J Sainsbury PLC	9,947	37,349
Jeronimo Martins SGPS SA	1,556	28,380
Kesko Oyj, Class B	1,439	53,158
Koninklijke Ahold Delhaize NV	14,790	439,714
Magnit PJSC, GDR	2,720	39,453
Tesco PLC	89,426	275,427
Welcia Holdings Co. Ltd.	6,100	199,504
Wm Morrison Supermarkets PLC	24,404	83,170
		1,733,672
FOOD PRODUCTS - 1.8%
a2 Milk Co. Ltd. (The)*	3,230	14,535
AVI Ltd.	2,983	14,843
Calbee, Inc.	9,900	228,523
Dali Foods Group Co. Ltd. (a)	66,000	39,349
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,300	25,944
Grupo Bimbo SAB de CV, Series A	23,733	52,328
Itoham Yonekyu Holdings, Inc.	2,300	14,817
JDE Peet's NV*	2,837	102,951
Kerry Group PLC, Class A	559	78,092
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 1.8% (Continued)
Kuala Lumpur Kepong BHD	6,300	$30,897
Morinaga & Co. Ltd./Japan	2,700	86,359
Nestle SA	14,649	1,825,994
Nichirei Corp.	900	23,670
Nisshin Seifun Group, Inc.	4,800	70,277
QL Resources BHD	10,350	14,086
Strauss Group Ltd.	750	21,003
Tingyi Cayman Islands Holding Corp.	12,000	23,951
Toyo Suisan Kaisha Ltd.	800	30,813
Uni-President China Holdings Ltd.	21,000	23,174
Wilmar International Ltd.	1,700	5,691
Yamazaki Baking Co. Ltd.	6,500	91,711
		2,819,008
GAS UTILITIES - 0.3%
Beijing Enterprises Holdings Ltd.	10,000	35,476
ENN Energy Holdings Ltd.	6,200	117,999
Italgas SpA	12,688	82,937
Korea Gas Corp.*	431	14,122
Rubis SCA	3,343	148,628
Tokyo Gas Co. Ltd.	1,700	32,119
Towngas China Co. Ltd.*	14,000	10,348
		441,629
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Alcon, Inc.	449	31,467
Asahi Intecc Co. Ltd.	1,500	35,895
Cochlear Ltd.	503	95,038
Coloplast A/S, Class B	1,780	292,099
DiaSorin SpA	130	24,651
Elekta AB, Class B	5,546	80,413
Fisher & Paykel Healthcare Corp. Ltd.	6,906	150,172
GN Store Nord A/S	1,623	141,787
Hartalega Holdings BHD	31,600	55,946
Hoya Corp.	1,600	212,343
Koninklijke Philips NV	7,332	363,365
Kossan Rubber Industries	31,500	24,432
Nihon Kohden Corp.	600	17,137
Olympus Corp.	4,100	81,564
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	185,736
Smith & Nephew PLC	6,867	148,225
Sonova Holding AG	175	65,884
Straumann Holding AG	106	169,146
Supermax Corp. BHD	16,560	13,163
Sysmex Corp.	700	83,251
Terumo Corp.	600	24,337
		2,296,051
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Amplifon SpA	3,177	156,883
Celltrion Healthcare Co. Ltd.*	173	17,774

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 0.5% (Continued)
Fleury SA	4,972	$25,633
Fresenius Medical Care AG & Co. KGaA	5,021	417,046
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	400	9,891
IHH Healthcare BHD	81,600	107,516
		734,743
HEALTH CARE TECHNOLOGY - 0.1%
M3, Inc.	2,800	204,671
HOTELS, RESTAURANTS & LEISURE - 0.7%
Aristocrat Leisure Ltd.	6,564	212,344
Compass Group PLC*	7,731	162,550
Entain PLC*	1,432	34,530
Evolution Gaming Group AB (a)	1,160	183,437
Flutter Entertainment PLC*	1,211	219,296
Greggs PLC*	1,481	53,092
Jiumaojiu International Holdings Ltd., (a)	10,000	40,884
Resorttrust, Inc.	1,300	21,247
Sodexo SA*	1,057	98,650
Tabcorp Holdings Ltd.	9,148	35,576
Whitbread PLC*	1,971	85,007
		1,146,613
HOUSEHOLD DURABLES - 0.5%
Barratt Developments PLC	1,752	16,826
Bellway PLC	1,378	61,678
Casio Computer Co. Ltd.	3,300	55,213
Nikon Corp.	11,200	119,578
Redrow PLC	4,378	37,002
Rinnai Corp.	500	47,617
Sekisui House Ltd.	1,400	28,740
Sony Corp.	3,200	311,812
Taylor Wimpey PLC	34,960	76,766
Vistry Group PLC	1,418	23,046
		778,278
HOUSEHOLD PRODUCTS - 0.2%
Henkel AG & Co. KGaA	744	68,511
Pigeon Corp.	2,700	76,142
Unicharm Corp.	4,900	197,342
		341,995
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
B Grimm Power PCL	10,800	14,153
China Yangtze Power Co. Ltd., Class A	7,300	23,318
Datang International Power Generation Co. Ltd., Class H	124,000	20,757
Electric Power Development Co. Ltd.	3,300	47,126
Gulf Energy Development PCL	13,500	14,427
Huadian Power International Corp. Ltd., Class H	62,000	20,199
		139,980
	Shares/ Principal	Fair Value
INDUSTRIAL CONGLOMERATES - 1.0%
Alfa SAB de CV, Class A	18,300	$13,713
CK Hutchison Holdings Ltd.	5,500	42,848
Jardine Matheson Holdings Ltd.	300	19,176
NWS Holdings Ltd.	9,000	9,573
Rheinmetall AG	1,109	109,553
Samsung C&T Corp.	646	78,301
Siemens AG	5,721	906,550
SM Investments Corp.	920	18,837
Smiths Group PLC	7,461	163,881
Toshiba Corp.	2,400	103,901
		1,466,333
INSURANCE - 4.4%
Aegon NV	24,109	100,039
Ageas SA/NV	1,241	68,876
AIA Group Ltd.	98,800	1,227,708
Allianz SE	1,572	392,049
Assicurazioni Generali SpA	11,901	238,587
Aviva PLC	7,238	40,586
AXA SA	17,195	436,073
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	2	106
China Life Insurance Co. Ltd., Class H	64,000	126,915
CNP Assurances	10,673	181,630
Dai-ichi Life Holdings, Inc.	3,400	62,308
Direct Line Insurance Group PLC	4,188	16,489
Fairfax Financial Holdings Ltd.	223	97,894
Great-West Lifeco, Inc., Class Common Subscription Receipt	4,564	135,707
Hannover Rueck SE	935	156,454
iA Financial Corp., Inc.	276	15,043
Intact Financial Corp., Class Common Subscription Receipt	859	116,825
Japan Post Holdings Co. Ltd.*	16,400	134,507
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	3,371	7,064
Manulife Financial Corp., Class Common Subscription Receipt	16,707	329,202
Medibank Pvt Ltd.	141,510	335,714
MS&AD Insurance Group Holdings, Inc.	7,000	202,324
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	249	68,197
NN Group NV	2,953	139,308
Old Mutual Ltd.	29,187	27,595
PICC Property & Casualty Co. Ltd., Class H	8,000	7,005
Ping An Insurance Group Co. of China Ltd., Class A	2,900	28,850
Ping An Insurance Group Co. of China Ltd., Class H	41,000	401,508
Porto Seguro SA	1,804	19,223
Prudential PLC	13,608	258,201
QBE Insurance Group Ltd.	2,435	19,725
Sampo Oyj, Class A	2,685	123,417
Samsung Fire & Marine Insurance Co. Ltd.	77	15,077

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
INSURANCE - 4.4% (Continued)
Samsung Life Insurance Co. Ltd.	645	$45,705
Sanlam Ltd.	25,363	109,010
SCOR SE*	4,755	151,237
Sun Life Financial, Inc.	3,501	180,719
Swiss Re AG	1,085	97,989
T&D Holdings, Inc.	3,100	40,108
Talanx AG	228	9,323
Tokio Marine Holdings, Inc.	7,900	363,575
Unipol Gruppo SpA	39,710	216,247
		6,744,119
INTERACTIVE MEDIA & SERVICES - 3.2%
Auto Trader Group PLC,*,(a)	2,300	20,125
Baidu, Inc., ADR*	2,121	432,472
Baidu, Inc., Class A*	1,500	38,515
carsales.com Ltd.	990	14,686
Dip Corp.	600	18,569
Kakao Corp.	2,565	371,260
Kuaishou Technology*,(a)	700	17,559
NAVER Corp.	1,379	511,240
REA Group Ltd.	2,703	343,009
Rightmove PLC	22,359	200,586
Scout24 AG*,(a)	1,831	154,429
SEEK Ltd.	3,201	79,640
Tencent Holdings Ltd.	34,400	2,586,916
Z Holdings Corp.	21,300	106,855
		4,895,861
INTERNET & DIRECT MARKETING RETAIL - 4.0%
Alibaba Group Holding Ltd.*	79,400	2,249,335
Delivery Hero SE*,(a)	671	88,645
HelloFresh SE*	2,713	263,758
JD.com, Inc., ADR*	6,803	542,947
JD.com, Inc., Class A*	2,250	88,484
Meituan, Class B*,(a)	22,600	932,421
Naspers Ltd., Class N	3,138	658,904
Ocado Group PLC*	2,524	69,840
Pinduoduo, Inc., ADR*	2,748	349,051
Prosus NV*	2,025	198,047
Trip.com Group Ltd., ADR*	1,621	57,481
Vipshop Holdings Ltd., ADR*	1,062	21,325
Zalando SE*,(a)	5,028	607,898
		6,128,136
IT SERVICES - 1.8%
Adyen NV,*,(a)	144	351,871
Afterpay Ltd.*	321	28,478
Amadeus IT Group SA*	1,965	138,233
Appen Ltd.	2,454	25,056
Atos SE	2,747	167,118
Capgemini SE	124	23,822
CGI, Inc.*	6,132	556,550
	Shares/ Principal	Fair Value
IT SERVICES - 1.8% (Continued)
Cielo SA	53,228	$38,400
GDS Holdings Ltd., Class A*	3,100	30,697
GMO internet, Inc.	1,000	27,300
NEC Corp.	1,000	51,536
Nomura Research Institute Ltd.	1,400	46,356
NS Solutions Corp.	600	19,353
Obic Co. Ltd.	500	93,297
Otsuka Corp.	300	15,758
Samsung SDS Co. Ltd.	746	122,550
Shopify, Inc., Class A*	658	963,311
		2,699,686
LEISURE PRODUCTS - 0.2%
Bandai Namco Holdings, Inc.	1,800	125,006
BRP, Inc.	255	19,975
Shimano, Inc.	700	166,186
		311,167
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Pharmaron Beijing Co. Ltd., Class H (a)	3,800	101,290
Samsung Biologics Co. Ltd.,*,(a)	113	84,388
Sartorius Stedim Biotech	55	26,018
Tecan Group AG	66	32,730
WuXi AppTec Co. Ltd., Class A	3,720	90,152
WuXi AppTec Co. Ltd., Class H (a)	11,400	266,142
Wuxi Biologics Cayman, Inc.,*,(a)	27,000	494,743
		1,095,463
MACHINERY - 2.7%
Amada Co. Ltd.	11,500	116,357
ANDRITZ AG	1,041	58,492
Atlas Copco AB, Class A	9,143	560,202
Atlas Copco AB, Class B	4,420	232,573
CNH Industrial NV	4,518	74,609
Daifuku Co. Ltd.	700	63,636
DMG Mori Co. Ltd.	1,000	17,966
Epiroc AB, Class A	5,168	117,837
FANUC Corp.	1,800	434,553
Hoshizaki Corp.	200	17,011
Indutrade AB	712	18,233
Interpump Group SpA	446	26,414
Kone Oyj, Class B	9,017	735,696
Kubota Corp.	5,300	107,299
MISUMI Group, Inc.	600	20,326
Mitsubishi Heavy Industries Ltd.	4,400	129,594
Sandvik AB	3,498	89,412
Sany Heavy Industry Co. Ltd., Class A	14,400	64,785
Schindler Holding AG	54	15,797
Shenzhen Inovance Technology Co. Ltd., Class A	10,200	117,226
SKF AB, Class B	3,838	97,788
SMC Corp.	700	414,046

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MACHINERY - 2.7% (Continued)
Spirax-Sarco Engineering PLC	382	$71,848
Sumitomo Heavy Industries Ltd.	1,100	30,327
Techtronic Industries Co. Ltd.	16,000	279,377
Trelleborg AB, Class B	2,663	61,872
UWC BHD	35,200	43,242
Volvo AB, Class A	281	6,972
Yangzijiang Shipbuilding Holdings Ltd.	35,500	37,238
Yaskawa Electric Corp.	1,600	78,277
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	41,299	59,058
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	15,913
		4,213,976
MARINE - 0.9%
AP Moller - Maersk A/S, Class A	57	158,350
AP Moller - Maersk A/S, Class B	169	485,799
COSCO SHIPPING Holdings Co. Ltd., Class H*	18,500	46,596
Kuehne + Nagel International AG	1,210	414,438
itsui Osk Lines Ltd.	1,900	91,414
Nippon Yusen KK	2,600	131,886
SITC International Holdings Co. Ltd.	4,000	16,714
		1,345,197
MEDIA - 0.4%
Eutelsat Communications SA	256	2,992
Fuji Media Holdings, Inc.	4,900	54,479
ITV PLC*	45,281	78,536
Megacable Holdings SAB de CV	3,800	13,514
MultiChoice Group	1,493	12,269
Nine Entertainment Co. Holdings Ltd.	12,710	27,767
Nippon Television Holdings, Inc.	3,900	45,223
RTL Group SA	3,000	178,774
SES SA, Class A	8,676	66,281
TBS Holdings, Inc.	1,500	23,056
Telenet Group Holding NV	1,091	41,066
WPP PLC	4,910	66,079
		610,036
METALS & MINING - 3.4%
Acerinox SA	1,296	15,654
Alumina Ltd.	26,387	32,588
Aluminum Corp. of China Ltd., Class H*	28,000	16,694
Angang Steel Co. Ltd., Class H	22,000	13,938
Anglo American Platinum Ltd.	982	113,436
Anglo American PLC	7,620	302,378
Anglo American PLC	6,705	267,388
AngloGold Ashanti Ltd.	5,485	101,985
Aurubis AG	566	52,462
BHP Group Ltd.	16,117	587,689
BHP Group PLC	9,992	294,013
	Shares/ Principal	Fair Value
METALS & MINING - 3.4% (Continued)
BlueScope Steel Ltd.	9,507	$156,737
Cia Siderurgica Nacional SA	730	6,366
First Quantum Minerals Ltd.	6,130	141,431
Fortescue Metals Group Ltd.	6,468	113,336
Franco-Nevada Corp.	77	11,186
Ganfeng Lithium Co. Ltd., Class H (a)	2,800	41,824
Glencore PLC*	53,726	229,673
Gold Fields Ltd.	8,302	74,655
Grupo Mexico SAB de CV, Series B	25,451	120,106
Iluka Resources Ltd.	17,549	120,550
Impala Platinum Holdings Ltd.	6,903	113,847
Kobe Steel Ltd.	2,200	14,133
Korea Zinc Co. Ltd.	96	36,784
Mineral Resources Ltd.	855	34,489
Mitsubishi Materials Corp.	2,000	39,913
Mitsui Mining & Smelting Co. Ltd.	900	24,975
MMG Ltd.*	40,000	17,616
Newcrest Mining Ltd.	1,341	25,451
Norsk Hydro ASA	2,972	18,975
Northam Platinum Ltd.*	2,972	45,152
Northern Star Resources Ltd.	3,846	28,239
POSCO	655	202,406
Press Metal Aluminium Holdings BHD	102,200	117,672
Rio Tinto Ltd.	1,078	102,491
Rio Tinto PLC	3,735	306,951
Sibanye Stillwater Ltd.	10,987	45,906
Sims Ltd.	5,303	66,088
South32 Ltd.	23,829	52,417
SSAB AB, Class A*	4,339	21,248
Teck Resources Ltd., Class B	3,877	89,387
Vale SA	19,793	445,888
Wheaton Precious Metals Corp.	11,075	488,684
Zhaojin Mining Industry Co. Ltd., Class H	15,000	14,255
Zijin Mining Group Co. Ltd., Class H	32,000	43,019
		5,210,075
MULTILINE RETAIL - 0.1%
Harvey Norman Holdings Ltd.	4,294	17,666
Lifestyle International Holdings Ltd.*	22,500	17,268
Next PLC*	857	93,007
Woolworths Holdings Ltd./South Africa*	8,448	31,896
		159,837
MULTI-UTILITIES - 0.6%
AGL Energy Ltd.	12,048	74,169
Atco Ltd./Canada, Class I	8,654	307,219
Canadian Utilities Ltd., Class A	2,189	60,811
Engie SA	27,982	383,406
Hera SpA	3,875	16,010
National Grid PLC	2,447	31,127
		872,742

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 4.1%
Ampol Ltd.	4,656	$98,608
ARC Resources Ltd.	3,765	32,077
BP PLC	164,046	713,857
Canadian Natural Resources Ltd.	6,748	245,223
Cenovus Energy, Inc.	6,078	58,213
China Petroleum & Chemical Corp., Class A	66,500	44,872
China Petroleum & Chemical Corp., Class H	32,000	16,194
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	26,000	12,120
Crescent Point Energy Corp.	14,257	64,590
Ecopetrol SA	174,971	127,550
Enbridge, Inc.	12,714	509,566
Eni SpA	1,761	21,448
Equinor ASA	19,145	405,317
Gibson Energy, Inc.	4,261	81,724
GS Holdings Corp.	764	31,377
Idemitsu Kosan Co. Ltd.	700	16,921
Imperial Oil Ltd.	1,974	60,226
Inpex Corp.	20,900	156,105
Neste Oyj	3,482	213,237
Novatek PJSC, GDR	514	112,720
Parex Resources, Inc.*	1,344	22,467
Parkland Corp./Canada	3,637	117,660
Pembina Pipeline Corp.	6,304	200,529
PetroChina Co. Ltd., Class A	155,100	126,981
PetroChina Co. Ltd., Class H	362,000	176,202
Petroleo Brasileiro SA	22,563	136,605
Petronas Dagangan BHD	14,500	64,964
PTT Exploration & Production PCL, NVDR	9,000	32,855
PTT PCL, NVDR	122,200	149,652
Repsol SA	16,350	204,636
Royal Dutch Shell PLC, Class A	25,276	505,187
Royal Dutch Shell PLC, Class B	18,766	362,681
SK Innovation Co. Ltd.*	610	160,063
S-Oil Corp.	753	68,537
Star Petroleum Refining PCL, NVDR*	47,400	14,346
Suncor Energy, Inc.	3,393	81,352
TC Energy Corp.	2,479	122,799
TOTAL SE	11,123	503,294
Tourmaline Oil Corp., Class Common Subscription Receipt	1,040	29,756
Ultrapar Participacoes SA	30,797	112,991
Woodside Petroleum Ltd.	884	14,740
YPF SA, ADR*	1,844	8,630
		6,238,872
PAPER & FOREST PRODUCTS - 0.1%
UPM-Kymmene Oyj	3,213	121,548
PERSONAL PRODUCTS - 1.2%
Kobayashi Pharmaceutical Co. Ltd.	400	34,201
Kose Corp.	1,100	173,241
	Shares/ Principal	Fair Value
PERSONAL PRODUCTS - 1.2% (Continued)
LG Household & Health Care Ltd.	100	$156,462
L'Oreal SA	1,201	535,239
Shiseido Co. Ltd.	3,100	228,220
Unilever PLC	6,697	392,055
Unilever PLC	6,647	388,466
		1,907,884
PHARMACEUTICALS - 4.4%
Astellas Pharma, Inc.	14,400	250,985
AstraZeneca PLC	7,944	952,893
Bausch Health Cos., Inc.*	1,636	48,064
Bayer AG	1,604	97,411
CanSino Biologics, Inc., Class H*,(a)	400	21,252
Chugai Pharmaceutical Co. Ltd.	1,000	39,661
CSPC Pharmaceutical Group Ltd.	153,040	221,504
Daiichi Sankyo Co. Ltd.	3,800	81,981
Eisai Co. Ltd.	300	29,530
GlaxoSmithKline PLC	14,623	286,732
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	37,935
Hansoh Pharmaceutical Group Co. Ltd., (a)	4,000	17,513
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,091	21,996
Nippon Shinyaku Co. Ltd.	300	23,813
Novartis AG	10,533	960,829
Novo Nordisk A/S, Class B	16,485	1,381,253
Ono Pharmaceutical Co. Ltd.	600	13,401
Roche Holding AG	3,435	1,307,490
Sanofi	727	76,180
Sawai Group Holdings Co. Ltd.	400	17,839
Sino Biopharmaceutical Ltd.	63,000	61,817
Takeda Pharmaceutical Co. Ltd.	19,700	660,098
Teva Pharmaceutical Industries Ltd., ADR*	6,768	67,003
Teva Pharmaceutical Industries Ltd.*	9,836	97,953
		6,775,133
PROFESSIONAL SERVICES - 1.7%
Adecco Group AG	4,440	301,940
Experian PLC	8,719	335,570
Intertek Group PLC	241	18,538
Nihon M&A Center, Inc.	3,200	83,063
Randstad NV	5,410	413,814
Recruit Holdings Co. Ltd.	13,000	640,688
RELX PLC	9,448	250,467
Teleperformance	483	196,066
Thomson Reuters Corp.	4,299	427,470
		2,667,616
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
Aroundtown SA	24,323	189,798
China Overseas Land & Investment Ltd.	25,000	56,787
China Resources Land Ltd.	4,000	16,199
China Vanke Co. Ltd., Class A	21,400	78,858
CK Asset Holdings Ltd.	17,000	117,334
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6% (Continued)
Colliers International Group, Inc.	716	$80,267
Daito Trust Construction Co. Ltd.	400	43,788
Daiwa House Industry Co. Ltd.	3,700	111,177
FirstService Corp.	986	169,291
Henderson Land Development Co. Ltd.	12,000	56,864
Hysan Development Co. Ltd.	9,000	35,869
Kaisa Group Holdings Ltd.*	29,000	10,979
KE Holdings, Inc., ADR*	2,691	128,307
Kerry Properties Ltd.	56,000	184,603
KWG Group Holdings Ltd.	15,500	20,758
Lendlease Group	6,416	55,201
Logan Group Co. Ltd.	26,000	38,904
Longfor Group Holdings Ltd. (a)	2,500	14,004
New World Development Co. Ltd.	20,000	103,916
Poly Property Services Co. Ltd., Class H	3,000	20,358
Relo Group, Inc.	1,500	34,327
Samhallsbyggnadsbolaget i Norden AB	13,507	56,636
Seazen Group Ltd.*	20,000	18,955
Shenzhen Investment Ltd.	38,000	11,695
Sino Land Co. Ltd.	14,000	22,066
SM Prime Holdings, Inc.	21,800	16,300
Sun Hung Kai Properties Ltd.	14,500	216,029
Sunac China Holdings Ltd.*	35,000	120,109
Swire Pacific Ltd., Class A	3,500	23,729
Swire Properties Ltd.	102,200	304,658
Times China Holdings Ltd.	13,000	14,865
Tokyu Fudosan Holdings Corp.	4,100	24,676
Wharf Holdings Ltd. (The)	12,000	45,739
Wharf Real Estate Investment Co. Ltd.	12,000	69,767
		2,512,813
ROAD & RAIL - 0.6%
Aurizon Holdings Ltd.	40,269	112,463
Canadian National Railway Co.	1,844	194,764
CJ Logistics Corp*	69	10,845
East Japan Railway Co.	1,000	71,421
Hitachi Transport System Ltd.	800	33,192
Localiza Rent a Car SA	8,415	107,329
MTR Corp. Ltd.	37,500	208,847
National Express Group PLC*	4,833	17,800
Sankyu, Inc.	600	26,029
TFI International, Inc.	1,486	135,808
		918,498
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Advantest Corp.	1,100	99,207
ASM Pacific Technology Ltd.	2,600	35,221
ASML Holding NV	1,969	1,352,921
Disco Corp.	1,000	305,883
Lasertec Corp.	100	19,452
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8% (Continued)
LONGi Green Energy Technology Co. Ltd., Class A	3,108	$42,733
SCREEN Holdings Co. Ltd.	100	9,893
SK Hynix, Inc.	3,191	361,277
Tokyo Electron Ltd.	1,100	476,511
Tower Semiconductor Ltd.*	1,206	35,612
Will Semiconductor Ltd., Class A	900	44,851
Xinyi Solar Holdings Ltd.	12,000	25,898
		2,809,459
SOFTWARE - 2.1%
Altium Ltd.	915	25,204
Constellation Software, Inc.	275	416,933
Dassault Systemes SE*	1,777	430,952
Descartes Systems Group, Inc. (The)*	797	55,178
Kinaxis, Inc.*	186	24,494
Kingdee International Software Group Co. Ltd.*	25,000	84,826
Micro Focus International PLC	23,123	174,730
Nemetschek SE	1,651	126,325
Netcompany Group A/S (a)	316	35,906
Nice Ltd.*	1,443	352,591
Open Text Corp.	971	49,362
Oracle Corp. Japan	600	45,950
Rakus Co. Ltd.	2,200	60,158
Sage Group PLC (The)	1,690	15,974
Sangfor Technologies, Inc., Class A	900	36,142
SAP SE	7,019	989,204
SimCorp. A/S	498	62,518
TOTVS SA	4,800	35,891
Trend Micro, Inc./Japan	1,100	57,681
WiseTech Global Ltd.	2,136	51,203
Xero Ltd.*	709	72,976
		3,204,198
SPECIALTY RETAIL - 0.7%
China Tourism Group Duty Free Corp. Ltd., Class A	400	18,578
Chow Tai Fook Jewellery Group Ltd.	12,600	28,783
Dunelm Group PLC	9,266	181,639
Fast Retailing Co. Ltd.	500	376,746
Fielmann AG*	1,008	78,836
Hennes & Mauritz AB, Class B*	854	20,271
Hikari Tsushin, Inc.	200	35,156
JB Hi-Fi Ltd.	705	26,771
JD Sports Fashion PLC	11,636	147,725
Kingfisher PLC	26,747	134,681
Pets at Home Group Plc	2,799	17,632
Shimamura Co. Ltd.	200	19,209
Yamada Holdings Co. Ltd.	7,300	33,741
		1,119,768

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
Canon, Inc.	13,600	$307,927
Konica Minolta, Inc.	13,400	74,129
Lenovo Group Ltd.	120,000	137,989
Ricoh Co. Ltd.	8,900	99,994
Samsung Electronics Co. Ltd.	26,995	1,934,464
Seiko Epson Corp.	900	15,844
Xiaomi Corp., Class B*,(a)	80,000	278,141
		2,848,488
TEXTILES, APPAREL & LUXURY GOODS - 3.2%
adidas AG	1,090	405,757
ANTA Sports Products Ltd.	8,000	188,312
Asics Corp.	2,100	53,205
Burberry Group PLC*	3,519	100,435
Cie Financiere Richemont SA, Class A	8,232	996,995
Hermes International	477	694,931
Kering SA	863	754,269
Li Ning Co. Ltd.	10,500	128,176
LVMH Moet Hennessy Louis Vuitton SE	2,001	1,569,256
PRADA SpA	2,200	16,700
		4,908,036
TOBACCO - 1.3%
British American Tobacco PLC	24,590	951,156
Gudang Garam TBK PT*	6,500	19,814
Imperial Brands PLC	8,606	185,108
Japan Tobacco, Inc.	34,000	642,842
Swedish Match AB	29,763	253,983
		2,052,903
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Ashtead Group PLC	417	30,900
Barloworld Ltd.	16,976	126,666
Ferguson PLC	244	33,876
Finning International, Inc.	809	21,200
Howden Joinery Group PLC	11,936	134,649
Marubeni Corp.	2,800	24,372
Rexel SA*	3,935	82,317
Sojitz Corp.	21,900	66,101
Sumitomo Corp.	6,100	81,780
		601,861
TRANSPORTATION INFRASTRUCTURE - 0.2%
Atlas Arteria Ltd.	3,459	16,542
EcoRodovias Infraestrutura e Logistica SA*	7,310	17,132
Grupo Aeroportuario del Centro Norte SAB de CV, Class B*	1,800	11,805
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	2,161	23,164
Kamigumi Co. Ltd.	1,100	22,329
Transurban Group	20,373	217,648
		308,620
		Shares/ Principal	Fair Value
WATER UTILITIES - 0.0%†
Cia de Saneamento de Minas Gerais-COPASA		6,708	$20,641
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
1	&1 AG	503	15,390
America Movil SAB de CV, Series L		336,678	253,643
Freenet AG		4,551	107,509
KDDI Corp.		11,600	362,141
Mobile TeleSystems PJSC, ADR		3,291	30,475
MTN Group*		2,574	18,609
Rogers Communications, Inc., Class B		3,773	200,792
SK Telecom Co. Ltd.		913	259,433
SoftBank Corp.		15,600	204,294
SoftBank Group Corp.		6,900	483,354
Tele2 AB, Class B		1,676	22,713
Vodacom Group Ltd.		2,599	23,438
Vodafone Group PLC		30,951	51,882
			2,033,673
TOTAL COMMON STOCKS (Cost - $113,613,730)			135,770,770
EXCHANGE TRADED FUNDS - 7.3%
EQUITY FUNDS - 7.3%
iShares MSCI India ETF		105,343	4,661,428
iShares MSCI Taiwan ETF		101,771	6,508,255
iShares MSCI Turkey ETF		8,098	170,625
TOTAL EXCHANGE TRADED FUNDS (Cost - $7,433,570)			11,340,308
PREFERRED STOCKS - 1.1%
AIRLINES - 0.1%
Azul SA*		8,449	73,615
Gol Linhas Aereas Inteligentes SA*		6,438	29,587
			103,202
AUTO COMPONENTS - 0.1%
Schaeffler AG		13,340	123,079
AUTOMOBILES - 0.1%
Bayerische Motoren Werke AG		161	14,472
Volkswagen AG		729	182,587
			197,059
BANKS - 0.4%
Banco Bradesco SA		66,044	338,785
Bancolombia SA		1,950	14,006
Itau Unibanco Holding SA		40,546	240,956
			593,747
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Sartorius AG		229	119,220
HOUSEHOLD PRODUCTS - 0.0%†
Henkel AG & Co. KGaA		310	32,734

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 0.1%
Petroleo Brasileiro SA	29,480	$172,902
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Samsung Electronics Co. Ltd.	4,829	316,030
TOTAL PREFERRED STOCKS (Cost - $1,429,349)		1,657,973
RIGHTS - 0.0%†
Ultrapar Participacoes, expires 7/25/21 (Cost - $0)	37,988	0
SHORT-TERM INVESTMENTS - 2.3%
MONEY MARKET FUNDS - 2.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b) (Cost - $3,510,393)	3,510,393	3,510,393
Fair Value
TOTAL INVESTMENTS - 98.9% (Cost - $125,987,042)	$152,279,444
OTHER ASSETS LESS LIABILITIES - NET 1.1%	1,691,559
TOTAL NET ASSETS - 100.0%	$153,971,003

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $5,136,085 or 3.3% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CVA - Certificate Van Aandelen (Bearer)

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Holdings by Asset Class	% of Net Assets
Common Stocks	88.2%
Exchange Traded Funds	7.3%
Short-Term Investments	2.3%
Preferred Stocks	1.1%
Rights	0.0%^
Other Assets less Liabilities - Net	1.1%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Future	Goldman Sachs & Co.	26	9/17/2021	$2,995,330	$(76,330)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	19	9/17/2021	1,296,560	2,626
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	9/16/2021	194,250	1,307
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(72,397)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 0.6%
Axon Enterprise, Inc.*	5,160	$912,288
HEICO Corp.	1,597	222,654
HEICO Corp., Class A	1,514	188,009
Mercury Systems, Inc.*	508	33,670
Virgin Galactic Holdings, Inc.*	2,333	107,318
		1,463,939
AIR FREIGHT & LOGISTICS - 1.2%
C.H. Robinson Worldwide, Inc.	6,471	606,139
Expeditors International of Washington, Inc.	17,770	2,249,682
		2,855,821
AIRLINES - 0.1%
Delta Air Lines, Inc.*	5,097	220,496
AUTO COMPONENTS - 0.8%
BorgWarner, Inc.	36,140	1,754,236
QuantumScape Corp., Class A*	3,494	102,234
		1,856,470
BANKS - 0.3%
Bank of Hawaii Corp.	685	57,691
Signature Bank	659	161,883
Western Alliance Bancorp	4,571	424,417
		643,991
BEVERAGES - 0.2%
Boston Beer Co., Inc. (The), Class A*	563	574,710
BIOTECHNOLOGY - 2.3%
Allogene Therapeutics, Inc.*	1,034	26,967
Alnylam Pharmaceuticals, Inc.*	3,182	539,413
BioMarin Pharmaceutical, Inc.*	15,501	1,293,403
Exact Sciences Corp.*	3,015	374,795
Gilead Sciences, Inc.	10,824	745,341
Ionis Pharmaceuticals, Inc.*	721	28,761
Natera, Inc.*	2,057	233,531
Novavax, Inc.*	3,727	791,279
Sarepta Therapeutics, Inc.*	4,516	351,074
Seagen, Inc.*	2,912	459,746
Ultragenyx Pharmaceutical, Inc.*	1,342	127,960
Verve Therapeutics, Inc.*	6,178	372,224
		5,344,494
BUILDING PRODUCTS - 2.9%
Allegion PLC	14,617	2,036,148
Builders FirstSource, Inc.*	2,927	124,866
Carrier Global Corp.	37,368	1,816,085
Trane Technologies PLC	11,170	2,056,844
Trex Co., Inc.*	6,194	633,088
		6,667,031
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 2.3%
Ameriprise Financial, Inc.	2,958	$736,187
Apollo Global Management, Inc., Class A	5,853	364,056
FactSet Research Systems, Inc.	2,887	968,906
Interactive Brokers Group, Inc., Class A	981	64,481
Invesco Ltd.	5,030	134,452
MarketAxess Holdings, Inc.	1,095	507,631
Morgan Stanley	9,688	888,293
Morningstar, Inc.	3,589	922,768
MSCI, Inc., Class A	98	52,242
Stifel Financial Corp.	1,578	102,349
T Rowe Price Group, Inc.	3,529	698,636
		5,440,001
CHEMICALS - 0.7%
Amyris, Inc.*	8,460	138,490
PPG Industries, Inc.	7,924	1,345,257
W R Grace & Co.	1,239	85,640
		1,569,387
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Cintas Corp.	173	66,086
Copart, Inc.*	6,580	867,442
Driven Brands Holdings, Inc.*	3,488	107,849
IAA, Inc.*	30,956	1,688,340
		2,729,717
CONSUMER FINANCE - 0.1%
Ally Financial, Inc.	5,168	257,573
Upstart Holdings, Inc.*	645	80,561
		338,134
CONTAINERS & PACKAGING - 0.6%
Crown Holdings, Inc.	8,447	863,368
Graphic Packaging Holding Co.	6,497	117,855
Sealed Air Corp.	7,496	444,138
		1,425,361
DISTRIBUTORS - 0.8%
Genuine Parts Co.	2,050	259,263
Pool Corp.	3,262	1,496,149
		1,755,412
DIVERSIFIED CONSUMER SERVICES - 0.6%
2U, Inc.*	1,229	51,212
Bright Horizons Family Solutions, Inc.*	3,556	523,123
Chegg, Inc.*	9,341	776,331
Terminix Global Holdings, Inc.*	1,318	62,882
		1,413,548
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Voya Financial, Inc.	14,480	890,520
ELECTRIC UTILITIES - 0.0%†
OGE Energy Corp.	2,755	92,706

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 1.4%
Generac Holdings, Inc.*	3,634	$1,508,655
Plug Power, Inc.*	29,327	1,002,690
Rockwell Automation, Inc.	2,601	743,938
		3,255,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
Cognex Corp.	16,187	1,360,517
Flex Ltd.*	44,235	790,480
Vontier Corp.	4,889	159,284
Zebra Technologies Corp., Class A*	4,682	2,479,072
		4,789,353
ENERGY EQUIPMENT & SERVICES - 0.0%†
ChampionX Corp.*	2,524	64,741
ENTERTAINMENT - 3.9%
Live Nation Entertainment, Inc.*	14,910	1,305,967
Playtika Holding Corp.*	11,205	267,127
Roku, Inc., Class A*	7,793	3,578,935
Skillz, Inc., Class A*	5,571	121,002
Spotify Technology SA*	9,929	2,736,333
Zynga, Inc., Class A*	107,164	1,139,154
		9,148,518
EQUITY REAL ESTATE INVESTMENT - 1.0%
Brixmor Property Group, Inc.	2,712	62,078
Simon Property Group, Inc.	16,709	2,180,190
		2,242,268
FOOD & STAPLES RETAILING - 0.5%
Costco Wholesale Corp.	3,123	1,235,677
FOOD PRODUCTS - 1.1%
Beyond Meat, Inc.*	1,999	314,822
Freshpet, Inc.*	1,869	304,572
Hershey Co. (The)	6,721	1,170,664
Kellogg Co.	12,942	832,559
		2,622,617
HEALTH CARE EQUIPMENT & SUPPLIES - 7.1%
ABIOMED, Inc.*	1,078	336,454
Align Technology, Inc.*	1,431	874,341
Dexcom, Inc.*	8,812	3,762,724
Hologic, Inc.*	936	62,450
IDEXX Laboratories, Inc.*	8,705	5,497,643
Insulet Corp.*	6,387	1,753,295
Novocure Ltd.*	4,407	977,561
Penumbra, Inc.*	1,605	439,866
Tandem Diabetes Care, Inc.*	9,125	888,775
West Pharmaceutical Services, Inc.	5,406	1,941,295
		16,534,404
	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Cardinal Health, Inc.	4,684	$267,410
McKesson Corp.	7,258	1,388,020
Molina Healthcare, Inc.*	418	105,779
Privia Health Group, Inc.*	6,058	268,793
		2,030,002
HEALTH CARE TECHNOLOGY - 0.4%
Doximity, Inc., Class A*	3,071	178,732
Teladoc Health, Inc.*	1,390	231,143
Veeva Systems, Inc., Class A*	1,692	526,128
		936,003
HOTELS, RESTAURANTS & LEISURE - 6.2%
Aramark	2,022	75,319
Boyd Gaming Corp.*	3,243	199,412
Caesars Entertainment, Inc.*	7,632	791,820
Chipotle Mexican Grill, Inc.*	2,455	3,806,085
Domino's Pizza, Inc.	943	439,900
DraftKings, Inc., Class A*	11,098	578,983
Expedia Group, Inc.*	5,317	870,446
International Game Technology PLC*	27,608	661,488
Marriott Vacations Worldwide Corp.*	1,015	161,689
Planet Fitness, Inc., Class A*	6,474	487,168
Shake Shack, Inc., Class A*	2,037	218,000
Six Flags Entertainment Corp.*	28,710	1,242,569
Vail Resorts, Inc.*	3,139	993,556
Wendy's Co. (The)	42,427	993,640
Wyndham Hotels & Resorts, Inc.	864	62,459
Wynn Resorts Ltd.*	23,139	2,829,900
		14,412,434
HOUSEHOLD DURABLES - 1.2%
DR Horton, Inc.	10,726	969,309
iRobot Corp.*	1,308	122,154
KB Home	5,797	236,054
Sonos, Inc.*	5,961	210,006
Tempur Sealy International, Inc.	19,462	762,716
Toll Brothers, Inc.	7,136	412,532
		2,712,771
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Brookfield Renewable Corp., Class A	4,870	204,248
Sunnova Energy International, Inc.*	3,623	136,442
		340,690
INSURANCE - 0.4%
MetLife, Inc.	9,920	593,712
Trupanion, Inc.*	1,898	218,460
		812,172

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
INTERACTIVE MEDIA & SERVICES - 3.0%
Match Group, Inc.*	10,367	$1,671,679
Pinterest, Inc., Class A*	26,919	2,125,255
TripAdvisor, Inc.*	8,972	361,572
Twitter, Inc.*	14,132	972,423
Vimeo, Inc.*	13,307	652,043
Zillow Group, Inc., Class A*	1,581	193,720
Zillow Group, Inc., Class C*	7,970	974,093
		6,950,785
INTERNET & DIRECT MARKETING RETAIL - 1.3%
Etsy, Inc.*	9,209	1,895,580
Wayfair, Inc., Class A*	3,235	1,021,322
		2,916,902
IT SERVICES - 5.0%
Gartner, Inc.*	4,774	1,156,263
Genpact Ltd.	5,964	270,945
Globant SA*	1,241	272,002
GoDaddy, Inc., Class A*	22,491	1,955,817
MongoDB, Inc., Class A*	2,953	1,067,569
Okta, Inc.*	9,784	2,393,949
Paychex, Inc.	19,000	2,038,700
Paymentus Holdings, Inc., Class A*	7,330	260,215
PayPal Holdings, Inc.*	703	204,910
StoneCo Ltd., Class A*	14,468	970,224
Twilio, Inc., Class A*	698	275,124
Wix.com Ltd.*	2,810	815,687
		11,681,405
LEISURE PRODUCTS - 0.6%
Peloton Interactive, Inc., Class A*	10,591	1,313,496
LIFE SCIENCES TOOLS & SERVICES - 5.6%
10X Genomics, Inc., Class A*	389	76,174
Adaptive Biotechnologies Corp.*	4,366	178,395
Agilent Technologies, Inc.	18,037	2,666,049
Avantor, Inc.*	25,773	915,199
Bio-Rad Laboratories, Inc., Class A*	130	83,758
Bio-Techne Corp.	98	44,125
Bruker Corp.	25,564	1,942,353
Charles River Laboratories International, Inc.*	497	183,850
Mettler-Toledo International, Inc.*	1,791	2,481,144
PPD, Inc.*	28,966	1,335,043
Repligen Corp.*	5,267	1,051,398
Sotera Health Co.*	6,160	149,257
Syneos Health, Inc., Class A*	8,890	795,566
Waters Corp.*	3,521	1,216,893
		13,119,204
MACHINERY - 0.3%
Graco, Inc.	8,546	646,932
Otis Worldwide Corp.	1,519	124,209
		771,141
	Shares/ Principal	Fair Value
MEDIA - 0.2%
Discovery, Inc., Class A*	926	$28,409
Sirius XM Holdings, Inc.	58,768	384,343
		412,752
METALS & MINING - 0.2%
Reliance Steel & Aluminum Co.	334	50,401
Steel Dynamics, Inc.	5,304	316,118
		366,519
MULTILINE RETAIL - 0.2%
Nordstrom, Inc.*	15,174	554,913
OIL, GAS & CONSUMABLE FUELS - 1.6%
Antero Midstream Corp.	30,418	316,043
Cheniere Energy, Inc.*	13,126	1,138,549
Cimarex Energy Co.	653	47,310
Hess Corp.	18,058	1,576,825
Pioneer Natural Resources Co.	3,958	643,254
Texas Pacific Land Corp.	59	94,385
		3,816,366
PERSONAL PRODUCTS - 0.4%
Herbalife Nutrition Ltd.*	15,638	824,592
PROFESSIONAL SERVICES - 5.0%
CoStar Group, Inc.*	131,850	10,919,817
Equifax, Inc.	3,339	799,724
		11,719,541
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc., Class A*	3,882	332,804
ROAD & RAIL - 1.2%
Landstar System, Inc.	9,402	1,485,704
Lyft, Inc., Class A*	12,873	778,559
Ryder System, Inc.	7,813	580,740
		2,845,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Allegro MicroSystems, Inc.*	3,774	104,540
Brooks Automation, Inc.	696	66,315
CMC Materials, Inc.	185	27,887
Enphase Energy, Inc.*	7,156	1,314,056
Entegris, Inc.	2,808	345,300
Intel Corp.	9,523	534,621
KLA Corp.	543	176,046
Lam Research Corp.	275	178,942
Marvell Technology, Inc.	2,741	159,883
Maxim Integrated Products, Inc.	3,754	395,521
MKS Instruments, Inc.	8,228	1,464,173
Monolithic Power Systems, Inc.	4,175	1,559,154
ON Semiconductor Corp.*	26,026	996,275

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9% (Continued)
QUALCOMM, Inc.	2,289	$327,167
Silicon Laboratories, Inc.*	1,900	291,175
Synaptics, Inc.*	263	40,918
Teradyne, Inc.	2,710	363,032
Universal Display Corp.	4,076	906,217
Xilinx, Inc.	15,018	2,172,203
		11,423,425
SOFTWARE - 19.7%
Alkami Technology, Inc.*	1,054	37,596
Alteryx, Inc., Class A*	9,937	854,781
Anaplan, Inc.*	1,815	96,739
ANSYS, Inc.*	1,237	429,313
Avalara, Inc.*	4,467	722,761
Bill.com Holdings, Inc.*	2,316	424,245
Cadence Design Systems, Inc.*	22,372	3,060,937
Cloudflare, Inc., Class A*	15,287	1,617,976
Coupa Software, Inc.*	4,214	1,104,532
Crowdstrike Holdings, Inc., Class A*	4,741	1,191,461
Datadog, Inc., Class A*	2,681	279,038
DocuSign, Inc.*	9,061	2,533,184
Dropbox, Inc., Class A*	21,018	637,056
Dynatrace, Inc.*	476	27,808
Elastic NV*	2,732	398,216
Everbridge, Inc.*	1,396	189,968
FireEye, Inc.*	6,798	137,456
Five9, Inc.*	5,222	957,663
Fortinet, Inc.*	4,276	1,018,500
HubSpot, Inc.*	4,686	2,730,626
Intuit, Inc.	5,217	2,557,217
Manhattan Associates, Inc.*	5,507	797,634
Medallia, Inc.*	6,190	208,912
Monday.com Ltd.*	265	59,251
nCino, Inc.*	631	37,809
New Relic, Inc.*	8,689	581,902
NortonLifeLock, Inc.	11,635	316,705
Nutanix, Inc., Class A*	9,437	360,682
PagerDuty, Inc.*	12,589	536,040
Palantir Technologies, Inc., Class A*	73,163	1,928,577
Palo Alto Networks, Inc.*	3,058	1,134,671
Paycom Software, Inc.*	1,956	710,947
Paylocity Holding Corp.*	2,853	544,352
Pegasystems, Inc.	3,683	512,637
Procore Technologies, Inc.*	1,585	150,496
Proofpoint, Inc.*	2,995	520,411
PTC, Inc.*	18,928	2,673,769
RingCentral, Inc., Class A*	3,826	1,111,759
SentinelOne, Inc., Class A*	6,351	269,917
Slack Technologies, Inc., Class A*	26,674	1,181,658
Smartsheet, Inc., Class A*	14,935	1,080,099
	Shares/ Principal	Fair Value
SOFTWARE - 19.7% (Continued)
Splunk, Inc.*	15,927	$2,302,726
Synopsys, Inc.*	9,897	2,729,494
Teradata Corp.*	6,833	341,445
Trade Desk, Inc. (The), Class A*	6,881	532,314
UiPath, Inc., Class A*	2,751	186,875
Unity Software, Inc.*	6,777	744,318
Workday, Inc., Class A*	343	81,888
Zendesk, Inc.*	16,132	2,328,493
Zscaler, Inc.*	4,798	1,036,656
		46,009,510
SPECIALTY RETAIL - 3.0%
American Eagle Outfitters, Inc.	6,958	261,134
Best Buy Co., Inc.	9,062	1,041,949
Carvana Co., Class A*	1,322	399,006
Five Below, Inc.*	1,440	278,309
GameStop Corp., Class A*	2,062	441,557
L Brands, Inc.	4,265	307,336
Leslie's, Inc.*	13,363	367,349
Lithia Motors, Inc.	1,993	684,874
O'Reilly Automotive, Inc.*	1,624	919,525
Tractor Supply Co.	9,143	1,701,146
Ulta Beauty, Inc.*	1,430	494,451
Williams-Sonoma, Inc.	596	95,151
		6,991,787
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
Dell Technologies, Inc., Class C*	470	46,845
Hewlett Packard Enterprise Co.	45,397	661,888
HP, Inc.	60,336	1,821,544
NetApp, Inc.	16,289	1,332,766
Pure Storage, Inc., Class A*	30,438	594,454
		4,457,497
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Crocs, Inc.*	1,884	219,524
Deckers Outdoor Corp.*	732	281,139
Levi Strauss & Co., Class A	7,546	209,175
Lululemon Athletica, Inc.*	8,311	3,033,266
Tapestry, Inc.*	20,353	884,948
		4,628,052
THRIFTS & MORTGAGE FINANCE - 0.0%†
New York Community Bancorp, Inc.	4,493	49,513
TRADING COMPANIES & DISTRIBUTORS - 1.1%
SiteOne Landscape Supply, Inc.*	5,239	886,753
WW Grainger, Inc.	3,855	1,688,490
		2,575,243
TOTAL COMMON STOCKS (Cost - $171,218,078)		230,179,121

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $3,132,107)	3,132,107	$3,132,107
TOTAL INVESTMENTS - 100.0% (Cost - $174,350,185)		$233,311,228
OTHER ASSETS LESS LIABILITIES - NET 0.0%†		67,963
TOTAL NET ASSETS - 100.0%		$233,379,191

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.7%
Short-Term Investments	1.3%
Other Assets less Liabilities - Net	0.0%^
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	16	9/17/2021	$3,430,880	$36,794

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 0.6%
Aerojet Rocketdyne Holdings, Inc.	498	$24,048
Astronics Corp.*	1,121	19,629
Axon Enterprise, Inc.*	93	16,442
Curtiss-Wright Corp.	94	11,164
Maxar Technologies, Inc.	191	7,625
Mercury Systems, Inc.*	134	8,882
Moog, Inc., Class A	324	27,235
PAE, Inc.*	1,189	10,582
		125,607
AIR FREIGHT & LOGISTICS - 0.5%
Echo Global Logistics, Inc.*	1,280	39,347
Forward Air Corp.	186	16,694
Hub Group, Inc., Class A*	810	53,444
		109,485
AIRLINES - 0.4%
Hawaiian Holdings, Inc.*	481	11,722
Spirit Airlines, Inc.*	2,236	68,064
		79,786
AUTO COMPONENTS - 1.5%
Adient PLC*	310	14,012
American Axle & Manufacturing Holdings, Inc.*	1,150	11,902
Cooper-Standard Holdings, Inc.*	348	10,092
Dana, Inc.	2,204	52,367
Fox Factory Holding Corp.*	293	45,608
Goodyear Tire & Rubber Co. (The)*	4,886	83,795
LCI Industries	414	54,408
Modine Manufacturing Co.*	1,146	19,012
Visteon Corp.*	175	21,165
		312,361
AUTOMOBILES - 0.1%
Winnebago Industries, Inc.	224	15,223
BANKS - 7.2%
ACNB Corp.	422	11,778
Bancorp, Inc. (The)*	471	10,838
Bank of Commerce Holdings	1,616	24,272
BankFinancial Corp.	2,342	26,792
Boston Private Financial Holdings, Inc.*	570	8,407
Capital City Bank Group, Inc.	2,304	59,420
Carter Bankshares, Inc.*	2,171	27,159
CIT Group, Inc.	681	35,133
Colony Bankcorp, Inc.	1,004	17,931
CVB Financial Corp.	484	9,966
Enterprise Bancorp, Inc.	329	10,775
First Commonwealth Financial Corp.	3,095	43,547
First Community Bankshares, Inc.	926	27,641
First Community Corp.	290	5,858
	Shares/ Principal	Fair Value
BANKS - 7.2% (Continued)
First Financial Bankshares, Inc.	634	$31,148
First Financial Northwest, Inc.	2,107	31,921
First Horizon Corp.	1,933	33,402
First Interstate BancSystem, Inc., Class A	1,226	51,284
First Savings Financial Group, Inc.	48	3,512
Flushing Financial Corp.	597	12,794
Fulton Financial Corp.	699	11,030
Glacier Bancorp, Inc.	276	15,202
Hancock Whitney Corp.	546	24,264
HBT Financial, Inc.	1,960	34,124
Heartland Financial USA, Inc.	2,007	94,309
Heritage Commerce Corp.	1,449	16,127
Howard Bancorp, Inc.*	803	12,952
Independent Bank Corp.	95	7,173
Independent Bank Corp.	1,667	36,191
Investar Holding Corp.	688	15,748
Investors Bancorp, Inc.	5,878	83,820
Level One Bancorp, Inc.	595	16,244
Macatawa Bank Corp.	1,089	9,529
Mercantile Bank Corp.	851	25,700
Mid Penn Bancorp, Inc.	373	10,239
Midland States Bancorp, Inc.	1,348	35,412
MidWestOne Financial Group, Inc.	80	2,302
National Bank Holdings Corp., Class A	551	20,795
Northrim BanCorp, Inc.	541	23,128
OceanFirst Financial Corp.	777	16,193
PCB Bancorp	918	14,780
Peapack-Gladstone Financial Corp.	504	15,659
Republic Bancorp, Inc., Class A	510	23,526
Republic First Bancorp, Inc.*	12,001	47,884
Salisbury Bancorp, Inc.	39	1,981
Sandy Spring Bancorp, Inc.	1,167	51,500
Sierra Bancorp	1,093	27,817
SmartFinancial, Inc.	1,126	27,035
South Plains Financial, Inc.	719	16,630
South State Corp.	289	23,629
Southern First Bancshares, Inc.*	69	3,530
Texas Capital Bancshares, Inc.*	727	46,157
TriCo Bancshares	297	12,646
TriState Capital Holdings, Inc.*	1,321	26,935
United Community Banks, Inc.	1,316	42,125
Univest Financial Corp.	1,170	30,853
Washington Trust Bancorp, Inc.	408	20,951
WesBanco, Inc.	285	10,155
Wintrust Financial Corp.	370	27,983
		1,465,836
BIOTECHNOLOGY - 8.1%
ACADIA Pharmaceuticals, Inc.*	468	11,414
Acorda Therapeutics, Inc.*	374	1,784
Agenus, Inc.*	4,852	26,637

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 8.1% (Continued)
Alector, Inc.*	549	$11,436
Allakos, Inc.*	105	8,964
Allogene Therapeutics, Inc.*	1,351	35,234
ALX Oncology Holdings, Inc.*	162	8,858
Amicus Therapeutics, Inc.*	875	8,435
Apellis Pharmaceuticals, Inc.*	292	18,454
Aptinyx, Inc., Class A*	2,930	8,292
Arcus Biosciences, Inc.*	498	13,675
Arena Pharmaceuticals, Inc.*	469	31,986
Arrowhead Pharmaceuticals, Inc.*	399	33,045
Assembly Biosciences, Inc.*	510	1,979
Atara Biotherapeutics, Inc.*	843	13,109
Athersys, Inc.*	2,598	3,741
Atossa Therapeutics, Inc.*	1,956	12,362
Atreca, Inc., Class A*	1,180	10,054
Avidity Biosciences, Inc.*	886	21,893
Avrobio, Inc.*	1,375	12,224
BioCryst Pharmaceuticals, Inc.*	2,143	33,881
Biohaven Pharmaceutical Holding Co. Ltd.*	226	21,940
Blueprint Medicines Corp.*	284	24,981
Bridgebio Pharma, Inc.*	941	57,363
C4 Therapeutics, Inc.*	435	16,460
Calithera Biosciences, Inc.*	1,099	2,297
CareDx, Inc.*	154	14,094
ChemoCentryx, Inc.*	312	4,178
Chimerix, Inc.*	628	5,024
Coherus Biosciences, Inc.*	1,167	16,140
Corvus Pharmaceuticals, Inc.*	1,260	3,364
Cue Biopharma, Inc.*	434	5,056
Deciphera Pharmaceuticals, Inc.*	332	12,155
Denali Therapeutics, Inc.*	375	29,415
Dynavax Technologies Corp.*	723	7,122
Editas Medicine, Inc.*	619	35,060
Emergent BioSolutions, Inc.*	405	25,511
Enanta Pharmaceuticals, Inc.*	453	19,937
Epizyme, Inc.*	798	6,631
Esperion Therapeutics, Inc.*	272	5,753
Exact Sciences Corp.*	131	16,285
Fate Therapeutics, Inc.*	581	50,425
FibroGen, Inc.*	1,032	27,482
Flexion Therapeutics, Inc.*	751	6,181
G1 Therapeutics, Inc.*	651	14,283
Gossamer Bio, Inc.*	588	4,775
Halozyme Therapeutics, Inc.*	821	37,282
Heron Therapeutics, Inc.*	1,661	25,779
Horizon Therapeutics PLC*	41	3,839
Inovio Pharmaceuticals, Inc.*	1,607	14,897
Insmed, Inc.*	790	22,483
Intellia Therapeutics, Inc.*	231	37,401
Intercept Pharmaceuticals, Inc.*	296	5,911
Invitae Corp.*	1,037	34,978
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 8.1% (Continued)
Karuna Therapeutics, Inc.*	92	$10,487
Karyopharm Therapeutics, Inc.*	4,228	43,633
Kindred Biosciences, Inc.*	736	6,749
Kiniska Pharmaceuticals Ltd.*	525	7,313
Kodiak Sciences, Inc.*	135	12,555
Ligand Pharmaceuticals, Inc.*	95	12,463
MacroGenics, Inc.*	663	17,808
MannKind Corp.*	5,025	27,386
Mirati Therapeutics, Inc.*	234	37,798
Myriad Genetics, Inc.*	462	14,128
Natera, Inc.*	342	38,827
Novavax, Inc.*	100	21,231
Nymox Pharmaceutical Corp.*	1,563	2,470
Ocugen, Inc.*	1,353	10,865
OPKO Health, Inc.*	5,201	21,064
Oyster Point Pharma, Inc.*	484	8,320
Precigen, Inc.*	745	4,857
PTC Therapeutics, Inc.*	173	7,313
Puma Biotechnology, Inc.*	165	1,515
Radius Health, Inc.*	339	6,183
REGENXBIO, Inc.*	618	24,009
Relay Therapeutics, Inc.*	487	17,819
REVOLUTION Medicines, Inc.*	270	8,570
Rigel Pharmaceuticals, Inc.*	3,209	13,927
Sage Therapeutics, Inc.*	6	341
Sangamo Therapeutics, Inc.*	1,095	13,107
Sarepta Therapeutics, Inc.*	86	6,686
Seres Therapeutics, Inc.*	998	23,802
Sorrento Therapeutics, Inc.*	3,701	35,863
Spectrum Pharmaceuticals, Inc.*	4,858	18,217
TG Therapeutics, Inc.*	680	26,377
Travere Therapeutics, Inc.*	894	13,043
Turning Point Therapeutics, Inc.*	243	18,959
Twist Bioscience Corp.*	270	35,977
Ultragenyx Pharmaceutical, Inc.*	489	46,626
Veracyte, Inc.*	712	28,466
Verve Therapeutics, Inc.*	568	34,222
Vir Biotechnology, Inc.*	399	18,865
Xencor, Inc.*	390	13,451
ZIOPHARM Oncology, Inc.*	2,433	6,423
		1,659,654
BUILDING PRODUCTS - 1.4%
Advanced Drainage Systems, Inc.	370	43,131
Builders FirstSource, Inc.*	2,728	116,376
Caesarstone Ltd.	242	3,572
Gibraltar Industries, Inc.*	234	17,857
JELD-WEN Holding, Inc.*	1,121	29,437
Resideo Technologies, Inc.*	1,356	40,680
Trex Co., Inc.*	415	42,417
		293,470

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
CAPITAL MARKETS - 2.7%
Artisan Partners Asset Management, Inc., Class A	709	$36,031
AssetMark Financial Holdings, Inc.*	1,086	27,215
B Riley Financial, Inc.	361	27,255
Cohen & Steers, Inc.	433	35,545
Cowen, Inc., Class A	290	11,905
Donnelley Financial Solutions, Inc.*	1,002	33,066
Hamilton Lane, Inc., Class A	739	67,338
Houlihan Lokey, Inc., Class A	689	56,353
Moelis & Co., Class A	163	9,273
Silvercrest Asset Management Group, Inc., Class A	802	12,062
Stifel Financial Corp.	2,801	181,673
Virtus Investment Partners, Inc.	167	46,388
Westwood Holdings Group, Inc.	297	6,463
		550,567
CHEMICALS - 1.8%
AdvanSix, Inc.*	490	14,631
Amyris, Inc.*	1,341	21,952
Avient Corp.	2,108	103,629
Balchem Corp.	102	13,389
HB Fuller Co.	1,090	69,335
Innospec, Inc.	427	38,691
Livent Corp.*	1,555	30,105
Stepan Co.	382	45,943
Trinseo SA	613	36,682
		374,357
COMMERCIAL SERVICES & SUPPLIES - 1.7%
ABM Industries, Inc.	758	33,617
ACCO Brands Corp.	3,196	27,581
Brink's Co. (The)	421	32,350
CECO Environmental Corp.*	726	5,198
Cimpress PLC*	250	27,103
Deluxe Corp.	596	28,471
Herman Miller, Inc.	661	31,160
KAR Auction Services, Inc.*	1,053	18,480
Kimball International, Inc., Class B	3,327	43,750
Knoll, Inc.	447	11,618
Matthews International Corp., Class A	16	575
SP Plus Corp.*	234	7,158
Steelcase, Inc., Class A	1,001	15,125
Tetra Tech, Inc.	501	61,142
Viad Corp.*	169	8,425
		351,753
COMMUNICATIONS EQUIPMENT - 0.5%
Calix, Inc.*	759	36,052
Ciena Corp.*	299	17,010
Infinera Corp.*	1,123	11,455
NETGEAR, Inc.*	286	10,959
TESSCO Technologies, Inc.*	851	5,234
Viavi Solutions, Inc.*	1,109	19,585
		100,295
	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 2.0%
Ameresco, Inc., Class A*	156	$9,784
EMCOR Group, Inc.	1,205	148,444
Fluor Corp.*	1,594	28,214
Granite Construction, Inc.	312	12,958
MasTec, Inc.*	660	70,026
Matrix Service Co.*	1,378	14,469
Primoris Services Corp.	1,235	36,346
Tutor Perini Corp.*	711	9,847
WillScot Mobile Mini Holdings Corp.*	2,899	80,795
		410,883
CONSTRUCTION MATERIALS - 0.3%
Summit Materials, Inc., Class A*	1,463	50,985
US Concrete, Inc.*	111	8,192
		59,177
CONSUMER FINANCE - 0.7%
Encore Capital Group, Inc.*	199	9,430
EZCORP, Inc., Class A*	5,259	31,712
Green Dot Corp., Class A*	309	14,477
PRA Group, Inc.*	557	21,428
PROG Holdings, Inc.	1,164	56,023
Regional Management Corp.	191	8,889
		141,959
CONTAINERS & PACKAGING - 0.0%†
Ranpak Holdings Corp.*	273	6,833
DIVERSIFIED CONSUMER SERVICES - 0.3%
2U, Inc.*	421	17,543
Perdoceo Education Corp.*	2,461	30,197
Strategic Education, Inc.	183	13,919
		61,659
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Cannae Holdings, Inc.*	752	25,500
DIVERSIFIED TELECOMMUNICATION - 0.7%
Bandwidth, Inc., Class A*	348	47,996
Cogent Communications Holdings, Inc.	195	14,994
Globalstar, Inc.*	9,046	16,102
Iridium Communications, Inc.*	750	29,992
Ooma, Inc.*	958	18,068
Radius Global Infrastructure, Inc., Class A*	831	12,049
		139,201
ELECTRIC UTILITIES - 0.4%
PNM Resources, Inc.	584	28,481
Portland General Electric Co.	1,122	51,702
		80,183
ELECTRICAL EQUIPMENT - 0.9%
Atkore, Inc.*	45	3,195
Bloom Energy Corp., Class A*	531	14,268

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 0.9% (Continued)
FuelCell Energy, Inc.*	1,966	$17,497
Generac Holdings, Inc.*	104	43,176
Plug Power, Inc.*	933	31,899
Sunrun, Inc.*	800	44,624
TPI Composites, Inc.*	391	18,932
		173,591
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Advanced Energy Industries, Inc.	288	32,460
Benchmark Electronics, Inc.	704	20,036
Daktronics, Inc.*	4,940	32,555
ePlus, Inc.*	329	28,521
FARO Technologies, Inc.*	373	29,008
II-VI, Inc.*	422	30,633
Insight Enterprises, Inc.*	507	50,705
Itron, Inc.*	483	48,290
Knowles Corp.*	1,878	37,072
Methode Electronics, Inc.	276	13,582
Novanta, Inc.*	101	13,611
OSI Systems, Inc.*	778	79,076
PAR Technology Corp.*	253	17,695
PC Connection, Inc.	716	33,129
ScanSource, Inc.*	1,224	34,431
		500,804
ENERGY EQUIPMENT & SERVICES - 0.9%
Archrock, Inc.	1,624	14,470
Basic Energy Services, Inc.*	394	59
ChampionX Corp.*	2,104	53,968
Helmerich & Payne, Inc.	683	22,286
Natural Gas Services Group, Inc.*	1,276	13,117
Newpark Resources, Inc.*	1,346	4,657
Oceaneering International, Inc.*	2,222	34,596
Oil States International, Inc.*	1,382	10,849
Parker Drilling Co.*	2	11
ProPetro Holding Corp.*	1,654	15,151
Transocean Ltd.*	3,078	13,912
US Silica Holdings, Inc.*	510	5,896
Valaris PLC*	2,253	153
		189,125
ENTERTAINMENT - 1.0%
AMC Entertainment Holdings, Inc., Class A*	2,252	127,643
Cinemark Holdings, Inc.*	2,351	51,604
Marcus Corp. (The)*	599	12,705
World Wrestling Entertainment, Inc., Class A	286	16,557
		208,509
EQUITY REAL ESTATE INVESTMENT - 4.6%
Acadia Realty Trust	2,268	49,805
Alexander & Baldwin, Inc.	1,414	25,904
	Shares/ Principal	Fair Value
EQUITY REAL ESTATE INVESTMENT - 4.6% (Continued)
American Finance Trust, Inc.	2,875	$24,380
Armada Hoffler Properties, Inc.	714	9,489
Ashford Hospitality Trust, Inc.*	6,480	29,549
Braemar Hotels & Resorts, Inc.*	9,110	56,573
Cedar Realty Trust, Inc.	508	8,555
Centerspace	132	10,415
Chatham Lodging Trust*	322	4,144
CIM Commercial Trust Corp.	1,891	16,924
City Office REIT, Inc.	1,868	23,219
CorePoint Lodging, Inc.*	3,256	34,839
Cousins Properties, Inc.	920	33,838
CTO Realty Growth, Inc.	607	32,487
DiamondRock Hospitality Co.*	3,914	37,966
DigitalBridge Group, Inc.*	4,368	34,507
Easterly Government Properties, Inc.	1,087	22,914
Essential Properties Realty Trust, Inc.	428	11,573
First Industrial Realty Trust, Inc.	1,542	80,539
Four Corners Property Trust, Inc.	1,943	53,646
Global Net Lease, Inc.	1,962	36,297
Macerich Co. (The)	1,958	35,734
National Storage Affiliates Trust	327	16,533
Outfront Media, Inc.*	664	15,956
Plymouth Industrial REIT, Inc.	1,288	25,786
QTS Realty Trust, Inc., Class A	447	34,553
Retail Value, Inc.	821	17,857
RPT Realty	1,776	23,052
Ryman Hospitality Properties, Inc.*	468	36,953
SITE Centers Corp.	953	14,352
Terreno Realty Corp.	782	50,455
Uniti Group, Inc.	785	8,313
Whitestone REIT, Class B	3,736	30,822
		947,929
FOOD & STAPLES RETAILING - 0.7%
Andersons, Inc. (The)	431	13,158
BJ's Wholesale Club Holdings, Inc.*	822	39,111
Performance Food Group Co.*	1,441	69,874
PriceSmart, Inc.	180	16,382
Rite Aid Corp.*	503	8,199
SpartanNash Co.	44	850
		147,574
FOOD PRODUCTS - 1.2%
Darling Ingredients, Inc.*	827	55,822
Freshpet, Inc.*	362	58,992
Hostess Brands, Inc.*	2,526	40,896
John B. Sanfilippo & Son, Inc.	242	21,434
Lancaster Colony Corp.	83	16,061
Landec Corp.*	880	9,900
Sanderson Farms, Inc.	67	12,594
Vital Farms, Inc.*	1,110	22,156
		237,855

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
GAS UTILITIES - 1.1%
Brookfield Infrastructure Corp., Class A	179	$13,497
New Jersey Resources Corp.	1,462	57,851
Southwest Gas Holdings, Inc.	2,271	150,317
		221,665
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
AtriCure, Inc.*	447	35,460
Cardiovascular Systems, Inc.*	410	17,486
CONMED Corp.	176	24,188
CryoPort, Inc.*	200	12,620
Glaukos Corp.*	231	19,596
Globus Medical, Inc., Class A*	377	29,229
Haemonetics Corp.*	444	29,588
Heska Corp.*	198	45,487
ICU Medical, Inc.*	159	32,722
Inogen, Inc.*	306	19,942
Integer Holdings Corp.*	157	14,789
Intersect ENT, Inc.*	628	10,733
LivaNova PLC*	338	28,429
Masimo Corp.*	96	23,275
Merit Medical Systems, Inc.*	129	8,341
Mesa Laboratories, Inc.	130	35,252
Natus Medical, Inc.*	484	12,574
Neogen Corp.*	526	24,217
Nevro Corp.*	454	75,269
Novocure Ltd.*	112	24,844
NuVasive, Inc.*	146	9,896
OraSure Technologies, Inc.*	2,947	29,883
Quidel Corp.*	71	9,097
SeaSpine Holdings Corp.*	414	8,491
Shockwave Medical, Inc.*	209	39,654
Silk Road Medical, Inc.*	170	8,136
STAAR Surgical Co.*	292	44,530
STERIS PLC	110	22,693
Tactile Systems Technology, Inc.*	268	13,936
Tandem Diabetes Care, Inc.*	121	11,785
Varex Imaging Corp.*	477	12,793
		734,935
HEALTH CARE PROVIDERS & SERVICES - 2.2%
1Life Healthcare, Inc.*	982	32,465
AMN Healthcare Services, Inc.*	575	55,763
CorVel Corp.*	93	12,490
Covetrus, Inc.*	709	19,143
Encompass Health Corp.	522	40,732
Enzo Biochem, Inc.*	2,668	8,458
LHC Group, Inc.*	260	52,068
Magellan Health, Inc.*	138	13,000
Molina Healthcare, Inc.*	50	12,653
Owens & Minor, Inc.	402	17,017
Patterson Cos., Inc.	1,409	42,819
Privia Health Group, Inc.*	550	24,403
	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 2.2% (Continued)
Select Medical Holdings Corp.	1,543	$65,207
Tenet Healthcare Corp.*	646	43,275
US Physical Therapy, Inc.	137	15,874
		455,367
HEALTH CARE TECHNOLOGY - 1.9%
Allscripts Healthcare Solutions, Inc.*	1,494	27,654
American Well Corp., Class A*	1,325	16,669
Castlight Health, Inc., Class B*	2,572	6,765
Doximity, Inc., Class A*	274	15,947
Evolent Health, Inc., Class A*	851	17,973
Health Catalyst, Inc.*	229	12,712
Inovalon Holdings, Inc., Class A*	1,442	49,143
Inspire Medical Systems, Inc.*	250	48,315
Omnicell, Inc.*	595	90,113
Phreesia, Inc.*	817	50,082
Schrodinger, Inc.*	92	6,956
Teladoc Health, Inc.*	77	12,804
Vocera Communications, Inc.*	631	25,145
		380,278
HOTELS, RESTAURANTS & LEISURE - 3.0%
Accel Entertainment, Inc.*	988	11,728
Biglari Holdings, Inc., Class B*	90	14,352
Bloomin' Brands, Inc.*	411	11,155
Brinker International, Inc.*	220	13,607
Cheesecake Factory, Inc. (The)*	1,033	55,968
Churchill Downs, Inc.	272	53,927
Cracker Barrel Old Country Store, Inc.	172	25,535
Dave & Buster's Entertainment, Inc.*	227	9,216
Dine Brands Global, Inc.*	436	38,913
Everi Holdings, Inc.*	760	18,954
International Game Technology PLC*	2,847	68,214
Marriott Vacations Worldwide Corp.*	262	41,737
Penn National Gaming, Inc.*	507	38,780
Scientific Games Corp.*	253	19,592
SeaWorld Entertainment, Inc.*	1,148	57,331
Shake Shack, Inc., Class A*	718	76,840
Target Hospitality Corp.*	426	1,581
Wingstop, Inc.	338	53,279
		610,709
HOUSEHOLD DURABLES - 1.8%
Green Brick Partners, Inc.*	1,504	34,201
Helen of Troy Ltd.*	64	14,600
iRobot Corp.*	494	46,135
KB Home	1,161	47,276
LGI Homes, Inc.*	92	14,898
MDC Holdings, Inc.	2,046	103,528
Meritage Homes Corp.*	578	54,378
Sonos, Inc.*	920	32,412
Universal Electronics, Inc.*	471	22,843
		370,271

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HOUSEHOLD PRODUCTS - 0.2%
Central Garden & Pet Co.*	210	$11,115
Central Garden & Pet Co., Class A*	468	22,605
Spectrum Brands Holdings, Inc.	101	8,589
		42,309
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
Brookfield Renewable Corp., Class A	772	32,377
Ormat Technologies, Inc.	456	31,706
Sunnova Energy International, Inc.*	942	35,476
Vistra Corp.	760	14,098
		113,657
INSURANCE - 1.0%
Crawford & Co., Class A	2,920	26,484
eHealth, Inc.*	143	8,351
Genworth Financial, Inc., Class A*	1,875	7,313
Heritage Insurance Holdings, Inc.	1,318	11,308
Kemper Corp.	4	296
Kinsale Capital Group, Inc.	211	34,767
RLI Corp.	158	16,525
Selectquote, Inc.*	386	7,434
Trupanion, Inc.*	551	63,420
United Fire Group, Inc.	549	15,224
United Insurance Holdings Corp.	1,358	7,741
		198,863
INTERACTIVE MEDIA & SERVICES - 0.5%
Bumble, Inc., Class A*	229	13,190
fuboTV, Inc.*	1,836	58,954
TrueCar, Inc.*	1,115	6,300
Yelp, Inc., Class A*	575	22,977
		101,421
INTERNET & DIRECT MARKETING RETAIL - 0.9%
1-800-Flowers.com, Inc., Class A*	735	23,424
Lands' End, Inc.*	396	16,256
Overstock.com, Inc.*	415	38,263
RealReal, Inc. (The)*	699	13,812
Shutterstock, Inc.	281	27,586
Stamps.com, Inc.*	167	33,448
Stitch Fix, Inc., Class A*	516	31,115
		183,904
IT SERVICES - 1.3%
BigCommerce Holdings, Inc., Series 1*	236	15,321
Conduent, Inc.*	3,695	27,713
CSG Systems International, Inc.	619	29,204
Information Services Group, Inc.	2,419	14,151
International Money Express, Inc.*	706	10,484
LiveRamp Holdings, Inc.*	557	26,095
Marathon Digital Holdings, Inc.*	751	23,559
	Shares/ Principal	Fair Value
IT SERVICES - 1.3% (Continued)
MAXIMUS, Inc.	518	$45,568
Paymentus Holdings, Inc., Class A*	677	24,034
Perficient, Inc.*	195	15,682
Verra Mobility Corp.*	1,897	29,157
		260,968
LEISURE PRODUCTS - 0.4%
Latham Group, Inc.*	962	30,746
Malibu Boats, Inc., Class A*	298	21,852
YETI Holdings, Inc.*	414	38,013
		90,611
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Adaptive Biotechnologies Corp.*	150	6,129
Bionano Genomics, Inc.*	2,610	19,131
Codexis, Inc.*	490	11,104
Luminex Corp.	475	17,480
Medpace Holdings, Inc.*	399	70,475
NanoString Technologies, Inc.*	837	54,229
NeoGenomics, Inc.*	1,509	68,162
Pacific Biosciences of California, Inc.*	1,001	35,005
Personalis, Inc.*	544	13,763
PRA Health Sciences, Inc.*	130	21,477
Repligen Corp.*	159	31,740
Syneos Health, Inc., Class A*	263	23,536
		372,231
MACHINERY - 2.8%
Altra Industrial Motion Corp.	1,067	69,376
Barnes Group, Inc.	198	10,148
Briggs & Stratton Corp.*	1,081	0
Chart Industries, Inc.*	294	43,018
Evoqua Water Technologies Corp.*	873	29,490
Franklin Electric Co., Inc.	553	44,583
Gencor Industries, Inc.*	1,100	13,376
Hillenbrand, Inc.	728	32,090
Hurco Cos., Inc.	417	14,595
John Bean Technologies Corp.	345	49,204
Kennametal, Inc.	857	30,783
L B Foster Co., Class A*	453	8,444
Manitowoc Co., Inc. (The)*	1,731	42,410
Nikola Corp.*	1,340	24,200
Proto Labs, Inc.*	282	25,888
Rexnord Corp.	302	15,112
Wabash National Corp.	1,432	22,912
Watts Water Technologies, Inc., Class A	473	69,015
Welbilt, Inc.*	1,245	28,822
		573,466
MEDIA - 1.2%
Cardlytics, Inc.*	328	41,633
Entravision Communications Corp., Class A	4,818	32,184

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MEDIA - 1.2% (Continued)
EW Scripps Co. (The), Class A	843	$17,189
iHeartMedia, Inc., Class A*	1,165	31,373
Magnite, Inc.*	758	25,651
Meredith Corp.*	365	15,856
National CineMedia, Inc.	3,413	17,304
Sinclair Broadcast Group, Inc., Class A	661	21,958
TEGNA, Inc.	894	16,771
Townsquare Media, Inc., Class A*	1,742	22,211
		242,130
METALS & MINING - 1.9%
Alcoa Corp.*	357	13,152
Cleveland-Cliffs, Inc.*	1,840	39,671
Commercial Metals Co.	1,086	33,362
Constellium SE, Class A*	1,816	34,413
Hecla Mining Co.	1,471	10,944
Kaiser Aluminum Corp.	119	14,695
Materion Corp.	472	35,565
Novagold Resources, Inc.*	2,637	21,122
Ryerson Holding Corp.*	1,590	23,214
Schnitzer Steel Industries, Inc., Class A	1,242	60,920
SunCoke Energy, Inc.	1,162	8,297
TimkenSteel Corp.*	872	12,339
United States Steel Corp.	2,063	49,512
Worthington Industries, Inc.	473	28,938
		386,144
MORTGAGE REAL ESTATE INVESTMENT - 0.7%
Arbor Realty Trust, Inc.	2,246	40,024
Blackstone Mortgage Trust, Inc., Class A	2,016	64,290
Ellington Financial, Inc.	1,881	36,021
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	170	9,546
		149,881
MULTILINE RETAIL - 0.3%
Big Lots, Inc.	391	25,810
Franchise Group, Inc.	706	24,901
		50,711
MULTI-UTILITIES - 0.5%
NorthWestern Corp.	1,744	105,024
OIL, GAS & CONSUMABLE FUELS - 2.8%
Antero Resources Corp.*	2,805	42,159
Brigham Minerals, Inc., Class A	1,039	22,120
Chesapeake Energy Corp.	698	36,240
Clean Energy Fuels Corp.*	1,178	11,957
CNX Resources Corp.*	1,400	19,124
CVR Energy, Inc.	840	15,087
Delek US Holdings, Inc.	1,970	42,591
Evolution Petroleum Corp.	5,122	25,405
	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 2.8% (Continued)
Extraction Oil & Gas, Inc.*	407	$22,348
Falcon Minerals Corp.	3,546	18,014
Gulfport Energy Corp.*	372	24,068
Magnolia Oil & Gas Corp., Class A*	1,770	27,665
Matador Resources Co.	535	19,265
Nordic American Tankers Ltd.	1,996	6,547
Ovintiv, Inc.	717	22,564
Par Pacific Holdings, Inc.*	1,331	22,388
PBF Energy, Inc., Class A*	2,141	32,757
PDC Energy, Inc.	674	30,863
Scorpio Tankers, Inc.	808	17,816
SM Energy Co.	463	11,404
Southwestern Energy Co.*	3,497	19,828
Talos Energy, Inc.*	1,464	22,897
W&T Offshore, Inc.*	3,821	18,532
World Fuel Services Corp.	1,100	34,903
		566,542
PAPER & FOREST PRODUCTS - 0.4%
Domtar Corp.*	360	19,786
Louisiana-Pacific Corp.	1,088	65,595
		85,381
PERSONAL PRODUCTS - 0.1%
USANA Health Sciences, Inc.*	122	12,496
PHARMACEUTICALS - 1.2%
Amneal Pharmaceuticals, Inc.*	127	650
Amphastar Pharmaceuticals, Inc.*	109	2,197
Arvinas, Inc.*	361	27,797
Axsome Therapeutics, Inc.*	119	8,028
Cassava Sciences, Inc.*	213	18,199
Catalent, Inc.*	526	56,871
Endo International PLC*	798	3,735
Intra-Cellular Therapies, Inc.*	268	10,940
Nektar Therapeutics*	406	6,967
Phibro Animal Health Corp., Class A	735	21,227
Reata Pharmaceuticals, Inc., Class A*	242	34,250
Relmada Therapeutics, Inc.*	587	18,790
Supernus Pharmaceuticals, Inc.*	114	3,510
Theravance Biopharma, Inc.*	636	9,235
Zogenix, Inc.*	1,001	17,297
		239,693
PROFESSIONAL SERVICES - 2.2%
ASGN, Inc.*	723	70,080
Forrester Research, Inc.*	642	29,404
Franklin Covey Co.*	900	29,115
Heidrick & Struggles International, Inc.	834	37,155
Insperity, Inc.	787	71,121
KBR, Inc.	717	27,353
Kelly Services, Inc., Class A*	774	18,553

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
PROFESSIONAL SERVICES - 2.2% (Continued)
Kforce, Inc.	1,000	$62,930
Mistras Group, Inc.*	814	8,002
TriNet Group, Inc.*	523	37,907
Upwork, Inc.*	1,095	63,827
		455,447
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
eXp World Holdings, Inc.*	566	21,944
Kennedy-Wilson Holdings, Inc.	1,852	36,799
Marcus & Millichap, Inc.*	1,490	57,916
Newmark Group, Inc., Class A	1,831	21,991
RE/MAX Holdings, Inc., Class A	809	26,964
Realogy Holdings Corp.*	1,628	29,662
Redfin Corp.*	597	37,856
RMR Group, Inc. (The), Class A	664	25,657
		258,789
ROAD & RAIL - 0.7%
Covenant Logistics Group, Inc.*	1,140	23,575
Marten Transport Ltd.	2,241	36,954
Werner Enterprises, Inc.	1,922	85,568
		146,097
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Ambarella, Inc.*	322	34,335
Brooks Automation, Inc.	487	46,401
Cirrus Logic, Inc.*	339	28,856
CMC Materials, Inc.	218	32,861
FormFactor, Inc.*	210	7,657
Ichor Holdings Ltd.*	751	40,404
Lattice Semiconductor Corp.*	1,619	90,955
Power Integrations, Inc.	1,182	96,995
Rambus, Inc.*	472	11,191
Semtech Corp.*	228	15,686
Silicon Laboratories, Inc.*	958	146,814
SunPower Corp., Class A*	363	10,607
Synaptics, Inc.*	373	58,031
Ultra Clean Holdings, Inc.*	243	13,054
		633,847
SOFTWARE - 6.9%
8x8, Inc.*	1,612	44,749
A10 Networks, Inc.*	560	6,306
ACI Worldwide, Inc.*	1,514	56,230
Alarm.com Holdings, Inc.*	416	35,235
Alkami Technology, Inc.*	100	3,567
Altair Engineering, Inc., Class A*	652	44,968
Appfolio, Inc., Class A*	81	11,437
Appian Corp., Class A*	470	64,742
Asana, Inc., Class A*	400	24,812
Avaya Holdings Corp.*	386	10,383
	Shares/ Principal	Fair Value
SOFTWARE - 6.9% (Continued)
Benefitfocus, Inc.*	1,128	$15,905
Blackline, Inc.*	253	28,151
Bottomline Technologies DE, Inc.*	869	32,222
Box, Inc., Class A*	2,343	59,864
Cerence, Inc.*	427	45,565
Cloudera, Inc.*	1,426	22,616
CommVault Systems, Inc.*	751	58,706
Cornerstone OnDemand, Inc.*	379	19,549
Digital Turbine, Inc.*	491	37,331
Envestnet, Inc.*	226	17,144
Five9, Inc.*	43	7,886
J2 Global, Inc.*	166	22,833
LivePerson, Inc.*	1,230	77,785
MicroStrategy, Inc., Class A*	49	32,560
Mimecast Ltd.*	874	46,366
Momentive Global, Inc.*	520	10,956
Monday.com Ltd.*	25	5,590
Olo, Inc., Class A*	317	11,853
ON24, Inc.*	248	8,799
PagerDuty, Inc.*	501	21,333
Paylocity Holding Corp.*	96	18,317
Procore Technologies, Inc.*	149	14,148
Progress Software Corp.	788	36,445
PROS Holdings, Inc.*	424	19,322
Q2 Holdings, Inc.*	154	15,797
Qualys, Inc.*	136	13,694
Rapid7, Inc.*	651	61,604
RingCentral, Inc., Class A*	58	16,854
Riot Blockchain, Inc.*	459	17,291
Sailpoint Technologies Holdings, Inc.*	467	23,850
SentinelOne, Inc., Class A*	562	23,885
Sprout Social, Inc., Class A*	498	44,531
SPS Commerce, Inc.*	145	14,478
Sumo Logic, Inc.*	184	3,800
Tenable Holdings, Inc.*	791	32,708
Varonis Systems, Inc.*	1,550	89,311
Verint Systems, Inc.*	258	11,628
Workiva, Inc., Class A*	142	15,809
Yext, Inc.*	2,721	38,883
		1,397,798
SPECIALTY RETAIL - 2.9%
Aaron's Co., Inc. (The)	204	6,526
American Eagle Outfitters, Inc.	2,463	92,436
Asbury Automotive Group, Inc.*	242	41,472
At Home Group, Inc.*	379	13,962
Bed Bath & Beyond, Inc.*	959	31,925
Buckle, Inc. (The)	237	11,791
Camping World Holdings, Inc., Class A	250	10,247
Conn's, Inc.*	666	16,983
Designer Brands, Inc., Class A*	1,261	20,870

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 2.9% (Continued)
Group 1 Automotive, Inc.	222	$34,283
Guess?, Inc.	555	14,652
Lithia Motors, Inc.	220	75,601
MarineMax, Inc.*	382	18,619
National Vision Holdings, Inc.*	463	23,673
Rent-A-Center, Inc./TX	681	36,141
Sally Beauty Holdings, Inc.*	316	6,974
Signet Jewelers Ltd.*	506	40,880
Sleep Number Corp.*	168	18,472
Sonic Automotive, Inc., Class A	806	36,060
Urban Outfitters, Inc.*	1,143	47,114
		598,681
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
3D Systems Corp.*	695	27,779
Pure Storage, Inc., Class A*	1,084	21,171
		48,950
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.*	1,003	116,870
Culp, Inc.	704	11,475
Deckers Outdoor Corp.*	208	79,887
Fossil Group, Inc.*	659	9,410
G-III Apparel Group Ltd.*	564	18,533
Kontoor Brands, Inc.	241	13,595
Oxford Industries, Inc.	222	21,942
Steven Madden Ltd.	1,130	49,449
Vera Bradley, Inc.*	158	1,958
Wolverine World Wide, Inc.	489	16,450
		339,569
THRIFTS & MORTGAGE FINANCE - 2.0%
Capitol Federal Financial, Inc.	883	10,402
Essent Group Ltd.	945	42,478
Federal Agricultural Mortgage Corp., Class C	312	30,857
Flagstar Bancorp, Inc.	154	6,509
Merchants Bancorp	745	29,234
Mr Cooper Group, Inc.*	644	21,291
NMI Holdings, Inc., Class A*	325	7,306
Northwest Bancshares, Inc.	902	12,303
PennyMac Financial Services, Inc.	189	11,665
Premier Financial Corp.	1,420	40,342
Radian Group, Inc.	1,832	40,762
Riverview Bancorp, Inc.	4,554	32,288
Southern Missouri Bancorp, Inc.	382	17,175
Walker & Dunlop, Inc.	369	38,516
Washington Federal, Inc.	1,542	49,005
WSFS Financial Corp.	321	14,955
		405,088
	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Applied Industrial Technologies, Inc.	1,033	$94,065
GATX Corp.	194	17,163
Herc Holdings, Inc.*	167	18,716
McGrath RentCorp	696	56,773
MRC Global, Inc.*	1,108	10,415
NOW, Inc.*	1,347	12,783
Rush Enterprises, Inc., Class A	352	15,221
SiteOne Landscape Supply, Inc.*	635	107,480
Triton International Ltd.	913	47,786
WESCO International, Inc.*	216	22,208
		402,610
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Spok Holdings, Inc.	988	9,505
TOTAL COMMON STOCKS (Cost - $15,323,732)		20,014,215
PREFERRED STOCKS - 0.1%
TRADING COMPANIES & DISTRIBUTORS - 0.1%
WESCO International, Inc., Series A, 10.625% (Cost - $4,081) (a)	154	4,757
RIGHTS - 0.0%†
Alder BioPharmaceuticals, CVR*	638	561
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	54
TOTAL RIGHTS (Cost - $562)		1,159
WARRANTS - 0.0%†
Oasis Petroleum, Inc., expires 12/31/25*	24	528
Valaris Ltd., expires 12/31/28*	61	174
Parker Drilling Co., expires 9/16/24*	20	2
TOTAL WARRANTS (Cost - $744)		704
SHORT-TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b) (Cost - $148,293)	148,293	148,293
TOTAL INVESTMENTS - 98.9% (Cost - $15,477,412)		20,169,127
OTHER ASSETS LESS LIABILITIES - NET 1.1%		234,015
TOTAL NET ASSETS - 100.0%		$20,403,142

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  Variable rate security. The rate shown is the rate in effect at period end.

(b)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

Holdings by Asset Class	% of Net Assets
Common Stocks	98.1%
Preferred Stocks	0.1%
Short-Term Investments	0.7%
Rights	0.0%^
Warrants	0.0%^
Other Assets less Liabilities - Net	1.1%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	3	9/17/2021	$346,170	$1,723

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 0.8%
Lockheed Martin Corp.	559	$211,498
AIR FREIGHT & LOGISTICS - 1.1%
C.H. Robinson Worldwide, Inc.	892	83,554
Expeditors International of Washington, Inc.	1,795	227,247
		310,801
AIRLINES - 0.4%
Delta Air Lines, Inc.*	1,997	86,390
Southwest Airlines Co.*	354	18,794
		105,184
AUTO COMPONENTS - 0.7%
BorgWarner, Inc.	4,138	200,859
AUTOMOBILES - 1.3%
Tesla, Inc.*	535	363,640
BANKS - 2.5%
Citigroup, Inc.	2,508	177,441
First Republic Bank	113	21,150
JPMorgan Chase & Co.	1,696	263,796
Signature Bank	39	9,580
Truist Financial Corp.	1,469	81,530
Wells Fargo & Co.	2,572	116,486
		669,983
BEVERAGES - 1.2%
Coca-Cola Co. (The)	1,888	102,159
PepsiCo, Inc.	1,481	219,440
		321,599
BIOTECHNOLOGY - 2.2%
AbbVie, Inc.	950	107,008
Alexion Pharmaceuticals, Inc.*	43	7,900
Amgen, Inc.	190	46,313
BioMarin Pharmaceutical, Inc.*	426	35,545
Gilead Sciences, Inc.	4,418	304,223
Vertex Pharmaceuticals, Inc.*	454	91,540
		592,529
BUILDING PRODUCTS - 1.6%
A O Smith Corp.	110	7,927
Allegion PLC	537	74,804
Carrier Global Corp.	2,379	115,619
Owens Corning	151	14,783
Trane Technologies PLC	1,200	220,968
		434,101
CAPITAL MARKETS - 2.6%
Charles Schwab Corp. (The)	2,082	151,590
CME Group, Inc.	618	131,436
Moody's Corp.	66	23,917
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 2.6% (Continued)
Morgan Stanley	4,263	$390,875
Stifel Financial Corp.	298	19,328
		717,146
CHEMICALS - 1.3%
Ecolab, Inc.	362	74,561
Linde PLC	332	95,981
PPG Industries, Inc.	1,130	191,840
		362,382
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Copart, Inc.*	475	62,619
IAA, Inc.*	1,622	88,464
		151,083
CONSTRUCTION & ENGINEERING - 0.1%
EMCOR Group, Inc.	252	31,044
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	36	12,665
Vulcan Materials Co.	53	9,226
		21,891
CONSUMER FINANCE - 1.5%
Ally Financial, Inc.	3,669	182,863
American Express Co.	1,375	227,191
		410,054
CONTAINERS & PACKAGING - 0.2%
Crown Holdings, Inc.	410	41,906
DISTRIBUTORS - 0.6%
Genuine Parts Co.	1,312	165,929
DIVERSIFIED CONSUMER SERVICES - 0.2%
Bright Horizons Family Solutions, Inc.*	44	6,473
Terminix Global Holdings, Inc.*	1,124	53,626
		60,099
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Berkshire Hathaway, Inc., Class B*	908	252,351
Voya Financial, Inc.	2,487	152,951
		405,302
DIVERSIFIED TELECOMMUNICATION - 0.6%
AT&T, Inc.	5,542	159,499
ELECTRIC UTILITIES - 1.6%
Eversource Energy	1,917	153,820
NextEra Energy, Inc.	1,093	80,095
OGE Energy Corp.	2,748	92,470
Pinnacle West Capital Corp.	368	30,165
Portland General Electric Co.	56	2,581
Southern Co. (The)	1,159	70,131
		429,262

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 0.2%
Rockwell Automation, Inc.	195	$55,774
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Flex Ltd.*	5,134	91,745
ENERGY EQUIPMENT & SERVICES - 0.5%
ChampionX Corp.*	1,128	28,933
NOV, Inc.*	206	3,156
Schlumberger NV	3,480	111,395
		143,484
ENTERTAINMENT - 1.5%
Live Nation Entertainment, Inc.*	933	81,721
Netflix, Inc.*	77	40,672
Roku, Inc., Class A*	17	7,807
Spotify Technology SA*	66	18,189
Walt Disney Co. (The)*	1,489	261,722
Zynga, Inc., Class A*	1,098	11,672
		421,783
EQUITY REAL ESTATE INVESTMENT - 1.5%
Equinix, Inc.	156	125,206
Prologis, Inc.	2,293	274,082
		399,288
FOOD & STAPLES RETAILING - 1.6%
Costco Wholesale Corp.	1,082	428,115
FOOD PRODUCTS - 1.1%
Bunge Ltd.	225	17,584
Conagra Brands, Inc.	2,598	94,515
Hershey Co. (The)	688	119,836
Kellogg Co.	1,232	79,254
		311,189
GAS UTILITIES - 0.5%
Atmos Energy Corp.	828	79,579
UGI Corp.	1,064	49,274
		128,853
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Align Technology, Inc.*	198	120,978
Danaher Corp.	797	213,883
Dexcom, Inc.*	413	176,351
Envista Holdings Corp.*	468	20,222
Hill-Rom Holdings, Inc.	454	51,570
IDEXX Laboratories, Inc.*	446	281,672
Intuitive Surgical, Inc.*	8	7,357
		872,033
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Anthem, Inc.	219	83,614
Cigna Corp.	274	64,957
	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 2.1% (Continued)
McKesson Corp.	807	$154,331
UnitedHealth Group, Inc.	659	263,890
		566,792
HEALTH CARE TECHNOLOGY - 0.4%
Cerner Corp.	1,253	97,934
HOTELS, RESTAURANTS & LEISURE - 2.3%
Aramark	1,363	50,772
Chipotle Mexican Grill, Inc.*	38	58,913
International Game Technology PLC*	1,562	37,425
Marriott Vacations Worldwide Corp.*	218	34,727
McDonald's Corp.	821	189,643
Shake Shack, Inc., Class A*	378	40,454
Six Flags Entertainment Corp.*	1,850	80,068
Wyndham Hotels & Resorts, Inc.	383	27,687
Wynn Resorts Ltd.*	968	118,386
		638,075
HOUSEHOLD DURABLES - 0.0%†
iRobot Corp.*	53	4,950
HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	2,098	170,672
Procter & Gamble Co. (The)	1,999	269,725
		440,397
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Brookfield Renewable Corp., Class A	634	26,590
INDUSTRIAL CONGLOMERATES - 1.4%
Honeywell International, Inc.	1,433	314,328
Roper Technologies, Inc.	143	67,239
		381,567
INSURANCE - 3.0%
Marsh & McLennan Cos., Inc.	1,463	205,815
MetLife, Inc.	5,466	327,140
Progressive Corp. (The)	1,137	111,665
Travelers Cos., Inc. (The)	1,071	160,339
Willis Towers Watson PLC	97	22,312
		827,271
INTERACTIVE MEDIA & SERVICES - 6.8%
Alphabet, Inc., Class A*	333	813,116
Alphabet, Inc., Class C*	211	528,834
Facebook, Inc., Class A*	1,392	484,012
Twitter, Inc.*	680	46,791
		1,872,753
INTERNET & DIRECT MARKETING RETAIL - 3.5%
Amazon.com, Inc.*	277	952,924

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
IT SERVICES - 5.8%
Accenture PLC, Class A	966	$284,767
Automatic Data Processing, Inc.	802	159,293
Fidelity National Information Services, Inc.	931	131,895
Fiserv, Inc.*	597	63,813
Mastercard, Inc., Class A	701	255,928
PayPal Holdings, Inc.*	1,043	304,014
Visa, Inc., Class A	1,614	377,386
		1,577,096
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Agilent Technologies, Inc.	178	26,310
Bruker Corp.	309	23,478
PPD, Inc.*	194	8,941
Thermo Fisher Scientific, Inc.	199	100,390
		159,119
MACHINERY - 2.2%
Caterpillar, Inc.	837	182,156
Deere & Co.	619	218,327
Oshkosh Corp.	3	374
Otis Worldwide Corp.	2,562	209,495
		610,352
MEDIA - 1.1%
Comcast Corp., Class A	3,396	193,640
Discovery, Inc., Class A*	1,185	36,356
Discovery, Inc., Class C*	240	6,955
Sirius XM Holdings, Inc.	10,331	67,565
		304,516
METALS & MINING - 0.3%
Newmont Corp.	162	10,267
Reliance Steel & Aluminum Co.	412	62,171
		72,438
MULTILINE RETAIL - 1.1%
Target Corp.	1,229	297,098
MULTI-UTILITIES - 1.2%
Consolidated Edison, Inc.	2,988	214,299
DTE Energy Co.	960	124,416
		338,715
OIL, GAS & CONSUMABLE FUELS - 2.8%
Antero Midstream Corp.	2,470	25,663
Chevron Corp.	1,895	198,482
Devon Energy Corp.	889	25,950
EOG Resources, Inc.	941	78,517
Hess Corp.	1,512	132,028
Kinder Morgan, Inc.	6,747	122,998
Phillips 66	1,648	141,432
Valero Energy Corp.	426	33,262
		758,332
	Shares/ Principal	Fair Value
PERSONAL PRODUCTS - 0.4%
Estee Lauder Cos, Inc. (The), Class A	362	$115,145
Herbalife Nutrition Ltd.*	37	1,951
		117,096
PHARMACEUTICALS - 3.4%
Bristol-Myers Squibb Co.	3,700	247,234
Johnson & Johnson	3,712	611,515
Pfizer, Inc.	2,135	83,606
		942,355
PROFESSIONAL SERVICES - 0.2%
Equifax, Inc.	58	13,892
IHS Markit Ltd.	278	31,319
		45,211
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CBRE Group, Inc., Class A*	1,030	88,302
ROAD & RAIL - 0.7%
CSX Corp.	192	6,160
Landstar System, Inc.	261	41,243
Norfolk Southern Corp.	29	7,697
Ryder System, Inc.	1,252	93,061
Schneider National, Inc., Class B	2,591	56,406
		204,567
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Advanced Micro Devices, Inc.*	1,667	156,581
Applied Materials, Inc.	456	64,935
Intel Corp.	6,265	351,717
Lam Research Corp.	142	92,399
NVIDIA Corp.	294	235,229
QUALCOMM, Inc.	2,418	345,605
Silicon Laboratories, Inc.*	357	54,710
Texas Instruments, Inc.	97	18,653
Xilinx, Inc.	184	26,614
		1,346,443
SOFTWARE - 9.6%
Adobe, Inc.*	861	504,236
Alteryx, Inc., Class A*	43	3,699
HubSpot, Inc.*	94	54,776
Intuit, Inc.	814	398,998
Microsoft Corp.	4,466	1,209,839
PTC, Inc.*	370	52,266
salesforce.com, Inc.*	339	82,808
ServiceNow, Inc.*	215	118,153
Splunk, Inc.*	141	20,386
UiPath, Inc., Class A*	334	22,689
VMware, Inc., Class A*	569	91,023
Workday, Inc., Class A*	298	71,144
		2,630,017

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 1.2%
Home Depot, Inc. (The)	572	$182,405
Lithia Motors, Inc.	11	3,780
Lowe's Cos., Inc.	668	129,572
TJX Cos., Inc. (The)	69	4,652
		320,409
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.3%
Apple, Inc.	12,122	1,660,229
Dell Technologies, Inc., Class C*	1,257	125,285
Hewlett Packard Enterprise Co.	7,916	115,415
HP, Inc.	3,166	95,582
		1,996,511
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Levi Strauss & Co., Class A	397	11,005
NIKE, Inc., Class B	699	107,989
Under Armour, Inc., Class C*	146	2,711
		121,705
THRIFTS & MORTGAGE FINANCE - 0.3%
New York Community Bancorp, Inc.	6,771	74,616
	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 0.1%
SiteOne Landscape Supply, Inc.*	150	$25,389
WW Grainger, Inc.	4	1,752
		27,141
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
U.S. Cellular Corp.*	1,703	61,836
TOTAL COMMON STOCKS (Cost - $19,895,466)		26,921,183
SHORT-TERM INVESTMENTS - 1.9%
MONEY MARKET FUNDS - 1.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $524,762)	524,762	524,762
TOTAL INVESTMENTS - 100.3% (Cost - $20,420,228)		$27,445,945
OTHER ASSETS LESS LIABILITIES - NET (0.3)%		(88,462)
TOTAL NET ASSETS - 100.0%		$27,357,483

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.4%
Short-Term Investments	1.9%
Other Assets less Liabilities - Net	(0.3)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	2	9/17/2021	$428,860	$3,333

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 1.2%
Curtiss-Wright Corp.	1,024	$121,610
HEICO Corp.	432	60,229
Lockheed Martin Corp.	7,243	2,740,389
Mercury Systems, Inc.*	1,328	88,020
Northrop Grumman Corp.	988	359,069
		3,369,317
AIR FREIGHT & LOGISTICS - 1.1%
C.H. Robinson Worldwide, Inc.	10,388	973,044
Expeditors International of Washington, Inc.	16,089	2,036,867
		3,009,911
AIRLINES - 0.5%
Delta Air Lines, Inc.*	29,025	1,255,622
Southwest Airlines Co.*	2,805	148,917
		1,404,539
AUTO COMPONENTS - 1.0%
BorgWarner, Inc.	55,653	2,701,397
BANKS - 7.1%
Bank of America Corp.	65,562	2,703,121
Bank of Hawaii Corp.	5,538	466,410
Citigroup, Inc.	51,116	3,616,457
First Republic Bank	926	173,319
JPMorgan Chase & Co.	38,065	5,920,630
Pinnacle Financial Partners, Inc.	6,712	592,603
Regions Financial Corp.	22,064	445,252
Signature Bank	2,501	614,371
Truist Financial Corp.	28,102	1,559,661
Umpqua Holdings Corp.	18,501	341,343
Wells Fargo & Co.	57,980	2,625,914
Wintrust Financial Corp.	5,617	424,814
Zions Bancorp NA	607	32,086
		19,515,981
BEVERAGES - 1.4%
Coca-Cola Co. (The)	34,501	1,866,849
Molson Coors Beverage Co., Class B*	10,862	583,181
PepsiCo, Inc.	10,095	1,495,776
		3,945,806
BIOTECHNOLOGY - 2.4%
Alexion Pharmaceuticals, Inc.*	872	160,195
BioMarin Pharmaceutical, Inc.*	5,573	465,011
Gilead Sciences, Inc.	61,404	4,228,280
Regeneron Pharmaceuticals, Inc.*	461	257,487
Vertex Pharmaceuticals, Inc.*	5,632	1,135,580
Verve Therapeutics, Inc.*	7,644	460,551
		6,707,104
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 1.9%
A O Smith Corp.	1,335	$96,200
Allegion PLC	5,834	812,676
Carrier Global Corp.	23,991	1,165,963
Lennox International, Inc.	654	229,423
Owens Corning	5,131	502,325
Trane Technologies PLC	13,784	2,538,186
		5,344,773
CAPITAL MARKETS - 4.2%
Ameriprise Financial, Inc.	1,448	360,378
Bank of New York Mellon Corp. (The)	32,447	1,662,260
Charles Schwab Corp. (The)	25,116	1,828,696
CME Group, Inc.	7,117	1,513,643
Interactive Brokers Group, Inc., Class A	760	49,955
Invesco Ltd.	13,884	371,119
Morgan Stanley	51,991	4,767,055
State Street Corp.	8,060	663,177
Stifel Financial Corp.	4,813	312,171
		11,528,454
CHEMICALS - 1.8%
Corteva, Inc.	3,229	143,206
Ecolab, Inc.	6,707	1,381,441
FMC Corp.	788	85,261
Linde PLC	2,226	643,537
LyondellBasell Industries NV, Class A	1,280	131,674
PPG Industries, Inc.	13,999	2,376,610
Valvoline, Inc.	2,459	79,819
		4,841,548
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Cintas Corp.	842	321,644
IAA, Inc.*	19,396	1,057,858
		1,379,502
COMMUNICATIONS EQUIPMENT - 0.3%
Cisco Systems, Inc.	15,775	836,075
CONSTRUCTION & ENGINEERING - 0.3%
EMCOR Group, Inc.	4,609	567,783
Quanta Services, Inc.	3,139	284,299
Valmont Industries, Inc.	244	57,596
		909,678
CONSTRUCTION MATERIALS - 0.3%
Martin Marietta Materials, Inc.	849	298,687
Vulcan Materials Co.	2,828	492,270
		790,957
CONSUMER FINANCE - 2.0%
Ally Financial, Inc.	48,127	2,398,650
American Express Co.	18,477	3,052,955
Santander Consumer USA Holdings, Inc.	1,129	41,005
		5,492,610

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
CONTAINERS & PACKAGING - 0.4%
Amcor PLC	31,874	$365,276
AptarGroup, Inc.	1,575	221,823
Crown Holdings, Inc.	4,555	465,567
		1,052,666
DISTRIBUTORS - 0.8%
Genuine Parts Co.	18,059	2,283,922
DIVERSIFIED CONSUMER SERVICES - 0.4%
Bright Horizons Family Solutions, Inc.*	1,892	278,332
Terminix Global Holdings, Inc.*	17,266	823,761
		1,102,093
DIVERSIFIED FINANCIAL SERVICES - 2.5%
Berkshire Hathaway, Inc., Class B*	16,874	4,689,622
Equitable Holdings, Inc.	4,852	147,743
Voya Financial, Inc.	35,300	2,170,950
		7,008,315
DIVERSIFIED TELECOMMUNICATION - 1.6%
AT&T, Inc.	101,454	2,919,846
Verizon Communications, Inc.	28,015	1,569,681
		4,489,527
ELECTRIC UTILITIES - 2.8%
Alliant Energy Corp.	9,671	539,255
Eversource Energy	22,592	1,812,782
Exelon Corp.	5,692	252,213
NextEra Energy, Inc.	23,246	1,703,467
OGE Energy Corp.	39,436	1,327,021
Pinnacle West Capital Corp.	7,729	633,546
Portland General Electric Co.	4,200	193,536
Southern Co. (The)	2,857	172,877
Xcel Energy, Inc.	17,019	1,121,212
		7,755,909
ELECTRICAL EQUIPMENT - 0.5%
AMETEK, Inc.	2,308	308,118
Emerson Electric Co.	7,849	755,388
Rockwell Automation, Inc.	840	240,257
		1,303,763
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Flex Ltd.*	52,672	941,249
ENERGY EQUIPMENT & SERVICES - 0.8%
ChampionX Corp.*	13,598	348,788
NOV, Inc.*	3,540	54,233
Schlumberger NV	48,993	1,568,266
TechnipFMC PLC*	30,342	274,595
		2,245,882
	Shares/ Principal	Fair Value
ENTERTAINMENT - 1.6%
Live Nation Entertainment, Inc.*	3,433	$300,697
Roku, Inc.*	119	54,651
Spotify Technology SA*	1,325	365,157
Walt Disney Co. (The)*	21,190	3,724,566
Zynga, Inc., Class A*	10,102	107,384
		4,552,455
EQUITY REAL ESTATE INVESTMENT - 2.7%
Boston Properties, Inc.	2,187	250,608
Brixmor Property Group, Inc.	26,159	598,780
Camden Property Trust	1,613	213,997
Equinix, Inc.	1,442	1,157,349
Equity Residential	14,341	1,104,257
Healthpeak Properties, Inc.	1,682	55,994
Macerich Co. (The)	4,181	76,303
Prologis, Inc.	33,522	4,006,885
Weingarten Realty Investors	3	96
Welltower, Inc.	625	51,937
		7,516,206
FOOD & STAPLES RETAILING - 1.7%
Costco Wholesale Corp.	8,006	3,167,734
Performance Food Group Co.*	2,603	126,219
Walmart, Inc.	9,429	1,329,678
		4,623,631
FOOD PRODUCTS - 2.0%
Bunge Ltd.	7,885	616,213
Conagra Brands, Inc.	39,736	1,445,596
Hershey Co. (The)	10,345	1,801,892
Kellogg Co.	14,942	961,219
McCormick & Co., Inc.	8,377	739,856
		5,564,776
GAS UTILITIES - 0.7%
Atmos Energy Corp.	12,185	1,171,101
UGI Corp.	14,159	655,703
		1,826,804
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
Align Technology, Inc.*	1,252	764,972
Danaher Corp.	12,716	3,412,466
Dexcom, Inc.*	3,125	1,334,375
Envista Holdings Corp.*	11,000	475,310
Hill-Rom Holdings, Inc.	5,741	652,120
Hologic, Inc.*	8,165	544,769
IDEXX Laboratories, Inc.*	3,403	2,149,165
Medtronic PLC	875	108,614
Stryker Corp.	195	50,647
Tandem Diabetes Care, Inc.*	1,511	147,171
		9,639,609

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 3.7%
AmerisourceBergen Corp.	6,996	$800,972
Anthem, Inc.	3,696	1,411,133
Centene Corp.*	7,129	519,918
Cigna Corp.	6,006	1,423,843
CVS Health Corp.	19,453	1,623,158
Humana, Inc.	1,488	658,767
McKesson Corp.	9,025	1,725,941
Privia Health Group, Inc.*	7,262	322,215
UnitedHealth Group, Inc.	4,335	1,735,907
		10,221,854
HEALTH CARE TECHNOLOGY - 0.6%
Cerner Corp.	12,522	978,719
Doximity, Inc., Class A*	3,673	213,769
Teladoc Health, Inc.*	3,602	598,977
		1,791,465
HOTELS, RESTAURANTS & LEISURE - 2.6%
Aramark	13,994	521,277
International Game Technology PLC*	16,341	391,530
Marriott Vacations Worldwide Corp.*	1,148	182,876
McDonald's Corp.	9,879	2,281,950
Rush Street Interactive, Inc.*	3,062	37,540
Shake Shack, Inc., Class A*	6,194	662,882
Six Flags Entertainment Corp.*	18,924	819,031
Vail Resorts, Inc.*	627	198,458
Wendy's Co. (The)	12,135	284,202
Wyndham Hotels & Resorts, Inc.	7,518	543,476
Wynn Resorts Ltd.*	10,684	1,306,653
		7,229,875
HOUSEHOLD DURABLES - 0.0%†
iRobot Corp.*	932	87,039
HOUSEHOLD PRODUCTS - 1.7%
Colgate-Palmolive Co.	32,609	2,652,742
Procter & Gamble Co. (The)	14,252	1,923,022
		4,575,764
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp. (The)	3,126	81,495
Brookfield Renewable Corp., Class A	5,239	219,724
Sunnova Energy International, Inc.*	3,843	144,727
		445,946
INDUSTRIAL CONGLOMERATES - 1.9%
Honeywell International, Inc.	20,701	4,540,764
Roper Technologies, Inc.	1,784	838,837
		5,379,601
	Shares/ Principal	Fair Value
INSURANCE - 3.7%
American International Group, Inc.	11,774	$560,442
Athene Holding Ltd., Class A*	1,556	105,030
First American Financial Corp.	3,885	242,230
Hanover Insurance Group, Inc. (The)	2,902	393,627
Marsh & McLennan Cos., Inc.	7,511	1,056,648
MetLife, Inc.	59,178	3,541,803
Progressive Corp. (The)	14,066	1,381,422
Travelers Cos., Inc. (The)	16,186	2,423,206
Willis Towers Watson PLC	1,758	404,375
		10,108,783
INTERACTIVE MEDIA & SERVICES - 2.4%
Alphabet, Inc., Class A*	1,751	4,275,574
Alphabet, Inc., Class C*	532	1,333,362
Twitter, Inc.*	13,979	961,895
		6,570,831
IT SERVICES - 2.9%
Accenture PLC, Class A	6,428	1,894,910
Automatic Data Processing, Inc.	5,725	1,137,100
Fidelity National Information Services, Inc.	18,909	2,678,838
Fiserv, Inc.*	13,986	1,494,964
Paymentus Holdings, Inc., Class A*	9,488	336,824
PayPal Holdings, Inc.*	257	74,910
Twilio, Inc., Class A*	344	135,591
Visa, Inc., Class A	1,542	360,550
		8,113,687
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Agilent Technologies, Inc.	5,147	760,778
Bio-Rad Laboratories, Inc., Class A*	504	324,722
Bruker Corp.	4,376	332,489
PPD, Inc.*	6,450	297,281
Thermo Fisher Scientific, Inc.	786	396,513
		2,111,783
MACHINERY - 3.1%
Caterpillar, Inc.	10,423	2,268,358
Deere & Co.	2,446	862,729
Flowserve Corp.	3,291	132,693
Graco, Inc.	1,272	96,290
Oshkosh Corp.	4,359	543,306
Otis Worldwide Corp.	29,108	2,380,161
Parker-Hannifin Corp.	789	242,310
Snap-on, Inc.	581	129,813
Timken Co. (The)	3,148	253,697
Xylem, Inc.	13,615	1,633,255
		8,542,612
MEDIA - 1.8%
Comcast Corp., Class A	53,292	3,038,710
Discovery, Inc., Class A*	14,852	455,659

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MEDIA - 1.8% (Continued)
Discovery, Inc., Class C*	4,496	$130,294
Fox Corp., Class A	4,198	155,872
Liberty Media Corp.-Liberty Siriusxm, Class A*	1,007	46,906
Nexstar Media Group, Inc., Class A	332	49,096
Sirius XM Holdings, Inc.	115,155	753,114
TEGNA, Inc.	5,077	95,245
ViacomCBS, Inc., Class A	583	28,246
ViacomCBS, Inc., Class B	4,494	203,129
		4,956,271
METALS & MINING - 0.7%
Newmont Corp.	12,026	762,208
Reliance Steel & Aluminum Co.	8,329	1,256,846
		2,019,054
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.0%†
Annaly Capital Management, Inc.	11,202	99,474
MULTILINE RETAIL - 1.0%
Target Corp.	11,455	2,769,132
MULTI-UTILITIES - 2.1%
Ameren Corp.	13,339	1,067,654
CMS Energy Corp.	10,983	648,876
Consolidated Edison, Inc.	37,882	2,716,897
DTE Energy Co.	9,359	1,212,926
NiSource, Inc.	2,434	59,633
		5,705,986
OIL, GAS & CONSUMABLE FUELS - 4.8%
Antero Midstream Corp.	19,873	206,480
Chesapeake Energy Corp.	7,402	384,312
Chevron Corp.	36,797	3,854,118
ConocoPhillips	1,042	63,458
Continental Resources, Inc.	9,970	379,159
Devon Energy Corp.	13,442	392,372
EOG Resources, Inc.	14,054	1,172,666
EQT Corp.*	5,972	132,937
Exxon Mobil Corp.	9,845	621,022
Hess Corp.	13,796	1,204,667
Kinder Morgan, Inc.	98,608	1,797,624
Occidental Petroleum Corp.	2,606	81,489
Phillips 66	23,924	2,053,158
Pioneer Natural Resources Co.	1,485	241,342
Valero Energy Corp.	9,236	721,147
Williams Cos., Inc. (The)	2,639	70,065
		13,376,016
PERSONAL PRODUCTS - 0.2%
Herbalife Nutrition Ltd.*	10,508	554,087
	Shares/ Principal	Fair Value
PHARMACEUTICALS - 5.1%
Bristol-Myers Squibb Co.	33,105	$2,212,076
Johnson & Johnson	53,847	8,870,755
Perrigo Co. PLC	18,077	828,830
Pfizer, Inc.	54,711	2,142,483
		14,054,144
PROFESSIONAL SERVICES - 0.2%
IHS Markit Ltd.	2,470	278,270
Robert Half International, Inc.	2,980	265,131
		543,401
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
CBRE Group, Inc., Class A*	23,890	2,048,090
ROAD & RAIL - 1.2%
CSX Corp.	26,763	858,557
Landstar System, Inc.	2,506	395,998
Ryder System, Inc.	17,412	1,294,234
Schneider National, Inc., Class B	32,425	705,892
		3,254,681
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Advanced Micro Devices, Inc.*	3,212	301,703
Intel Corp.	88,456	4,965,920
QUALCOMM, Inc.	13,089	1,870,811
Silicon Laboratories, Inc.*	644	98,693
		7,237,127
SOFTWARE - 2.9%
Adobe, Inc.*	3,497	2,047,983
Alkami Technology, Inc.*	1,345	47,976
Alteryx, Inc., Class A*	1,767	151,997
HubSpot, Inc.*	104	60,603
Intuit, Inc.	5,934	2,908,669
Monday.com Ltd.*	338	75,573
Procore Technologies, Inc.*	2,091	198,540
PTC, Inc.*	354	50,006
salesforce.com, Inc.*	4,214	1,029,354
SentinelOne, Inc., Class A*	7,563	321,428
Splunk, Inc.*	840	121,447
UiPath, Inc., Class A*	3,348	227,430
VMware, Inc., Class A*	2,567	410,643
Workday, Inc., Class A*	1,366	326,119
		7,977,768
SPECIALTY RETAIL - 0.4%
Home Depot, Inc. (The)	3,158	1,007,054
Lithia Motors, Inc.	173	59,450
		1,066,504

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
Apple, Inc.	532	$72,863
Dell Technologies, Inc., Class C*	11,224	1,118,696
Hewlett Packard Enterprise Co.	136,781	1,994,267
HP, Inc.	37,823	1,141,876
		4,327,702
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Levi Strauss & Co., Class A	2,764	76,618
Ralph Lauren Corp.	3,360	395,842
Under Armour, Inc., Class C*	2,670	49,582
		522,042
THRIFTS & MORTGAGE FINANCE - 0.5%
MGIC Investment Corp.	7,297	99,239
New York Community Bancorp, Inc.	105,742	1,165,277
		1,264,516
TRADING COMPANIES & DISTRIBUTORS - 0.3%
SiteOne Landscape Supply, Inc.*	3,194	540,616
WW Grainger, Inc.	851	372,738
		913,354
	Shares/ Principal	Fair Value
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
T-Mobile US, Inc.*	819	$118,616
United States Cellular Corp.*	24,760	899,035
		1,017,651
TOTAL COMMON STOCKS (Cost - $227,583,719)		272,570,699
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $3,809,719)	3,809,719	3,809,719
TOTAL INVESTMENTS - 100.0% (Cost - $231,393,438)		$276,380,418
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(109,881)
TOTAL NET ASSETS - 100.0%		$276,270,537

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	98.6%
Short-Term Investments	1.4%
Other Assets less Liabilities - Net	0.0%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	18	9/17/2021	$3,859,740	$40,283

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 98.0%
ADVERTISING - 0.5%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28 (a)	$125,000	$131,562
MDC Partners, Inc., 7.50%, 5/1/24 (a),(b)	175,000	177,188
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27 (a)	45,000	46,593
		355,343
AEROSPACE & DEFENSE - 1.6%
Howmet Aerospace, Inc., 5.90%, 2/1/27	150,000	175,125
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25 (a)	40,000	41,850
Spirit AeroSystems, Inc., 5.50%, 1/15/25 (a)	25,000	26,562
SSL Robotics LLC, 9.75%, 12/31/23 (a)	58,000	64,160
TransDigm, Inc.
6.25%, 3/15/26 (a)	300,000	316,500
6.38%, 6/15/26	50,000	51,798
7.50%, 3/15/27	250,000	265,938
4.63%, 1/15/29 (a)	20,000	20,007
Triumph Group, Inc., 8.88%, 6/1/24 (a)	84,000	93,450
		1,055,390
AGRICULTURE - 0.9%
Turning Point Brands, Inc., 5.63%, 2/15/26 (a)	110,000	113,300
Vector Group Ltd., 5.75%, 2/1/29 (a)	495,000	505,373
		618,673
AIRLINES - 1.6%
American Airlines, Inc., 11.75%, 7/15/25 (a)	125,000	156,875
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (a)	55,000	58,231
5.75%, 4/20/29 (a)	275,000	296,887
Delta Air Lines, Inc., 7.38%, 1/15/26	150,000	176,066
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26 (a)	80,000	86,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27 (a),(c)	74,391	81,904
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25 (a)	60,000	67,860
United Airlines Holdings, Inc., 4.88%, 1/15/25	25,000	25,938
United Airlines, Inc.
4.38%, 4/15/26 (a)	40,000	41,400
4.63%, 4/15/29 (a)	45,000	46,575
		1,037,736
APPAREL - 0.0%†
Wolverine World Wide, Inc., 5.00%, 9/1/26 (a)	30,000	30,750
AUTO MANUFACTURERS - 3.2%
Ford Motor Co.
8.50%, 4/21/23	155,000	172,972
	Shares/ Principal	Fair Value
AUTO MANUFACTURERS - 3.2% (Continued)
9.00%, 4/22/25	$170,000	$209,588
4.35%, 12/8/26	200,000	214,250
9.63%, 4/22/30	140,000	200,900
5.29%, 12/8/46	100,000	111,688
Ford Motor Credit Co. LLC
2.98%, 8/3/22	200,000	202,750
3.09%, 1/9/23	200,000	204,000
4.06%, 11/1/24	200,000	212,730
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23 (a)	150,000	150,570
4.50%, 10/1/27 (a)	200,000	196,700
JB Poindexter & Co., Inc., 7.13%, 4/15/26 (a)	80,000	84,600
Navistar International Corp., 9.50%, 5/1/25 (a)	175,000	187,600
		2,148,348
AUTO PARTS & EQUIPMENT - 1.8%
Adient Global Holdings Ltd., 4.88%, 8/15/26 (a)	200,000	205,846
Adient US LLC, 9.00%, 4/15/25 (a)	15,000	16,518
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	100,000	103,296
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26 (a)	41,000	43,665
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24 (a)	190,000	214,700
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 (a)	75,000	78,525
5.25%, 7/15/31 (a)	25,000	26,125
5.63%, 4/30/33	50,000	52,735
IHO Verwaltungs GmbH, 4.75% Cash, 9/15/26 (a),(d)	200,000	204,458
Meritor, Inc., 6.25%, 6/1/25 (a)	40,000	42,607
Tenneco, Inc.
5.00%, 7/15/26	15,000	14,921
7.88%, 1/15/29 (a)	45,000	50,822
5.13%, 4/15/29 (a)	114,000	117,145
		1,171,363
BANKS - 0.8%
Deutsche Bank AG, 4.30%, (USD 5 Year Swap + 2.25%), 5/24/28 (e)	100,000	103,666
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	95,000	99,156
7.63%, 5/1/26 (a)	45,000	46,845
6.63%, 1/15/27 (a)	35,000	35,219
UniCredit SpA, 5.46%, (US 5 Year CMT T-Note + 4.75%), 6/30/35 (a),(e)	200,000	218,278
		503,164
BIOTECHNOLOGY - 0.0%†
Emergent BioSolutions, Inc., 3.88%, 8/15/28 (a)	35,000	34,283

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
BUILDING MATERIALS - 1.9%
APi Group DE, Inc., 4.13%, 7/15/29 (a)	$35,000	$34,825
Boise Cascade Co., 4.88%, 7/1/30 (a)	50,000	53,127
Builders FirstSource, Inc.
6.75%, 6/1/27 (a)	130,000	139,263
5.00%, 3/1/30 (a)	125,000	131,431
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 7/15/25 (a)	100,000	107,750
Griffon Corp., 5.75%, 3/1/28	25,000	26,562
James Hardie International Finance DAC, 5.00%, 1/15/28 (a)	200,000	211,817
Louisiana-Pacific Corp., 3.63%, 3/15/29 (a)	125,000	125,781
Masonite International Corp., 5.38%, 2/1/28 (a)	100,000	105,968
Patrick Industries, Inc., 4.75%, 5/1/29 (a)	54,000	53,663
PGT Innovations, Inc., 6.75%, 8/1/26 (a)	70,000	73,890
SRM Escrow Issuer LLC, 6.00%, 11/1/28 (a)	85,000	90,096
Summit Materials LLC / Summit Materials Finance Corp.
5.13%, 6/1/25 (a)	100,000	100,803
6.50%, 3/15/27 (a)	30,000	31,754
US Concrete, Inc., 5.13%, 3/1/29 (a)	15,000	16,388
		1,303,118
CHEMICALS - 3.5%
CF Industries, Inc., 4.95%, 6/1/43	100,000	118,209
Chemours Co. (The)
7.00%, 5/15/25	50,000	51,563
5.38%, 5/15/27	125,000	135,571
5.75%, 11/15/28 (a)	93,000	99,510
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/23 (a)	5,000	5,013
6.13%, 6/15/28 (a)	65,000	66,625
Element Solutions, Inc., 3.88%, 9/1/28 (a)	40,000	40,812
HB Fuller Co., 4.25%, 10/15/28	70,000	72,275
INEOS Group Holdings SA, 5.63%, 8/1/24 (a)	200,000	200,700
Ingevity Corp., 3.88%, 11/1/28 (a)	50,000	49,625
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25 (a)	50,000	51,000
Methanex Corp.
5.13%, 10/15/27	35,000	37,800
5.65%, 12/1/44	15,000	15,518
Minerals Technologies, Inc., 5.00%, 7/1/28 (a)	25,000	25,993
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	350,000	369,250
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26 (a)	90,000	92,403
Olin Corp., 9.50%, 6/1/25 (a)	85,000	105,825
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (a)	100,000	103,250
Rayonier AM Products, Inc., 7.63%, 1/15/26 (a)	330,000	344,769
SCIH Salt Holdings, Inc., 4.88%, 5/1/28 (a)	50,000	49,994
	Shares/ Principal	Fair Value
CHEMICALS - 3.5% (Continued)
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.38%, 9/1/25 (a)	$62,000	$63,464
5.13%, 4/1/29 (a)	110,000	112,475
Tronox, Inc.
6.50%, 5/1/25 (a)	25,000	26,457
4.63%, 3/15/29 (a)	70,000	70,786
WR Grace & Co-Conn, 4.88%, 6/15/27 (a)	50,000	53,015
		2,361,902
COAL - 0.1%
Natural Resource Partners LP / NRP Finance Corp., 9.13%, 6/30/25 (a)	25,000	24,500
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (a)	25,000	25,964
SunCoke Energy, Inc., 4.88%, 6/30/29 (a)	20,000	19,975
		70,439
COMMERCIAL SERVICES - 3.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	40,000	40,748
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26 (a)	30,000	31,807
Alta Equipment Group, Inc., 5.63%, 4/15/26 (a)	30,000	30,785
AMN Healthcare, Inc., 4.63%, 10/1/27 (a)	15,000	15,588
ASGN, Inc., 4.63%, 5/15/28 (a)	120,000	125,696
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 3/1/29 (a)	220,000	229,075
Carriage Services, Inc., 4.25%, 5/15/29 (a)	25,000	24,962
CPI CG, Inc., 8.63%, 3/15/26 (a)	134,000	142,375
Deluxe Corp., 8.00%, 6/1/29 (a)	180,000	195,300
Gartner, Inc.
4.50%, 7/1/28 (a)	175,000	184,821
3.63%, 6/15/29 (a)	50,000	50,750
3.75%, 10/1/30 (a)	80,000	81,849
Graham Holdings Co., 5.75%, 6/1/26 (a)	125,000	130,000
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26 (a)	15,000	15,637
Modulaire Global Finance PLC, 8.00%, 2/15/23 (a)	200,000	205,500
MPH Acquisition Holdings LLC, 5.75%, 11/1/28 (a)	116,000	116,570
NESCO Holdings II, Inc., 5.50%, 4/15/29 (a)	40,000	41,750
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/31 (a)	95,000	95,237
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26 (a)	125,000	138,084
3.38%, 8/31/27 (a)	25,000	24,250
6.25%, 1/15/28 (a)	55,000	58,506
Rent-A-Center, Inc./TX, 6.38%, 2/15/29 (a)	230,000	246,963

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
COMMERCIAL SERVICES - 3.7% (Continued)
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (a)	$50,000	$51,469
RR Donnelley & Sons Co., 6.13%, 11/1/26 (a)	35,000	36,882
Service Corp. International
5.13%, 6/1/29	20,000	21,700
3.38%, 8/15/30	25,000	24,495
United Rentals North America, Inc.
5.25%, 1/15/30	70,000	76,677
3.88%, 2/15/31	15,000	15,263
		2,452,739
COMPUTERS - 0.8%
Booz Allen Hamilton, Inc.
3.88%, 9/1/28 (a)	30,000	30,600
4.00%, 7/1/29 (a)	20,000	20,450
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	70,000	70,066
KBR, Inc., 4.75%, 9/30/28 (a)	75,000	75,000
NCR Corp., 6.13%, 9/1/29 (a)	75,000	81,750
Presidio Holdings, Inc., 4.88%, 2/1/27 (a)	35,000	36,007
Unisys Corp., 6.88%, 11/1/27 (a)	198,000	216,382
		530,255
COSMETICS & PERSONAL CARE - 0.3%
Coty, Inc., 5.00%, 4/15/26 (a)	177,000	179,474
DISTRIBUTION & WHOLESALE - 0.3%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28 (a)	15,000	15,370
3.88%, 11/15/29 (a)	25,000	24,844
G-III Apparel Group Ltd., 7.88%, 8/15/25 (a)	100,000	108,255
Performance Food Group, Inc., 5.50%, 10/15/27 (a)	30,000	31,575
		180,044
DIVERSIFIED FINANCIAL SERVICES - 4.2%
AG Issuer LLC, 6.25%, 3/1/28 (a)	35,000	36,879
Ally Financial, Inc., 5.75%, 11/20/25	100,000	114,858
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	47,363
Curo Group Holdings Corp., 8.25%, 9/1/25 (a)	275,000	284,625
Enova International, Inc., 8.50%, 9/15/25 (a)	395,000	406,238
Global Aircraft Leasing Co. Ltd., 6.50% Cash, 7.25% PIK, 9/15/24 (a),(d)	107,381	107,959
goeasy Ltd., 5.38%, 12/1/24 (a)	110,000	113,461
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	104,000	107,770
4.00%, 3/15/29 (a)	30,000	30,150
4.38%, 5/15/31 (a)	125,000	126,406
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27 (a)	65,000	67,358
5.50%, 8/15/28 (a)	140,000	141,302
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 4.2% (Continued)
Navient Corp.
6.75%, 6/15/26	$100,000	$111,625
5.00%, 3/15/27	75,000	77,625
4.88%, 3/15/28	86,000	86,430
5.63%, 8/1/33	25,000	24,170
OneMain Finance Corp.
5.63%, 3/15/23	100,000	107,086
6.13%, 3/15/24	265,000	285,206
7.13%, 3/15/26	100,000	116,471
3.50%, 1/15/27	40,000	40,300
6.63%, 1/15/28	95,000	108,904
5.38%, 11/15/29	55,000	59,826
PHH Mortgage Corp., 7.88%, 3/15/26 (a)	15,000	15,488
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25 (a)	150,000	151,875
SLM Corp., 4.20%, 10/29/25	25,000	26,906
United Wholesale Mortgage LLC, 5.50%, 4/15/29 (a)	20,000	19,995
		2,816,276
ELECTRIC - 2.6%
Calpine Corp.
5.25%, 6/1/26 (a)	121,000	124,479
4.50%, 2/15/28 (a)	100,000	102,000
5.13%, 3/15/28 (a)	70,000	71,312
4.63%, 2/1/29 (a)	25,000	24,578
3.75%, 3/1/31 (a)	25,000	23,809
DPL, Inc., 4.35%, 4/15/29	25,000	27,117
Drax Finco PLC, 6.63%, 11/1/25 (a)	200,000	206,500
FirstEnergy Corp.
5.35%, 7/15/47	55,000	65,945
3.40%, 3/1/50	70,000	67,900
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (a)	60,000	60,900
NextEra Energy Operating Partners LP, 4.25%, 7/15/24 (a)	50,000	52,750
NRG Energy, Inc., 7.25%, 5/15/26	400,000	414,642
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28 (a)	40,000	41,408
PG&E Corp., 5.25%, 7/1/30	115,000	116,092
Talen Energy Supply LLC
7.25%, 5/15/27 (a)	225,000	209,939
6.63%, 1/15/28 (a)	70,000	64,050
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	40,000	41,000
		1,714,421
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
WESCO Distribution, Inc.
7.13%, 6/15/25 (a)	90,000	97,263
7.25%, 6/15/28 (a)	45,000	50,123
		147,386

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRONICS - 0.2%
Atkore, Inc., 4.25%, 6/1/31 (a)	$60,000	$60,768
Imola Merger Corp., 4.75%, 5/15/29 (a)	50,000	51,437
		112,205
ENERGY-ALTERNATE SOURCES - 0.2%
Renewable Energy Group, Inc., 5.88%, 6/1/28 (a)	30,000	31,405
TerraForm Power Operating LLC, 5.00%, 1/31/28 (a)	100,000	105,875
		137,280
ENGINEERING & CONSTRUCTION - 1.4%
AECOM, 5.13%, 3/15/27	190,000	211,612
Arcosa, Inc., 4.38%, 4/15/29 (a)	40,000	40,700
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (a)	150,000	157,905
Dycom Industries, Inc., 4.50%, 4/15/29 (a)	45,000	45,390
MasTec, Inc., 4.50%, 8/15/28 (a)	90,000	94,755
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26 (a)	90,000	92,475
PowerTeam Services LLC, 9.03%, 12/4/25 (a)	60,000	66,000
TopBuild Corp., 3.63%, 3/15/29 (a)	50,000	49,500
Tutor Perini Corp., 6.88%, 5/1/25 (a)	190,000	195,462
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	15,000	15,525
		969,324
ENTERTAINMENT - 1.2%
Affinity Gaming, 6.88%, 12/15/27 (a)	15,000	15,919
Boyne USA, Inc., 4.75%, 5/15/29 (a)	62,000	63,967
Caesars Entertainment, Inc., 6.25%, 7/1/25 (a)	75,000	79,534
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25 (a)	40,000	42,150
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25 (a)	80,000	83,500
Churchill Downs, Inc., 4.75%, 1/15/28 (a)	25,000	25,868
Everi Holdings, Inc., 5.00%, 7/15/29 (a)	20,000	20,000
International Game Technology PLC, 6.50%, 2/15/25 (a)	100,000	112,125
Jacobs Entertainment, Inc., 7.88%, 2/1/24 (a)	5,000	5,225
Live Nation Entertainment, Inc., 4.88%, 11/1/24 (a)	200,000	203,200
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	40,050
Penn National Gaming, Inc., 4.13%, 7/1/29 (a)	30,000	29,850
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/1/26 (a)	45,000	45,619
Six Flags Theme Parks, Inc., 7.00%, 7/1/25 (a)	15,000	16,166
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 7/15/26 (a)	45,000	46,674
		829,847
	Shares/ Principal	Fair Value
ENVIRONMENTAL CONTROL - 0.2%
GFL Environmental, Inc.
3.75%, 8/1/25 (a)	$30,000	$30,825
5.13%, 12/15/26 (a)	35,000	37,027
Madison IAQ LLC, 4.13%, 6/30/28 (a)	40,000	40,400
Stericycle, Inc., 3.88%, 1/15/29 (a)	35,000	34,931
		143,183
FOOD - 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/27 (a)	50,000	52,285
5.88%, 2/15/28 (a)	30,000	32,330
Ingles Markets, Inc., 4.00%, 6/15/31 (a)	25,000	24,969
Kraft Heinz Foods Co.
4.63%, 1/30/29	100,000	116,389
3.75%, 4/1/30	200,000	219,443
6.88%, 1/26/39	200,000	287,246
5.00%, 6/4/42	250,000	305,118
4.38%, 6/1/46	150,000	169,883
Pilgrim's Pride Corp., 5.88%, 9/30/27 (a)	50,000	53,250
Post Holdings, Inc.
5.75%, 3/1/27 (a)	300,000	313,875
4.63%, 4/15/30 (a)	50,000	50,750
SEG Holding LLC / SEG Finance Corp., 5.63%, 10/15/28 (a)	20,000	20,994
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 3/1/29 (a)	75,000	75,652
		1,722,184
FOREST PRODUCTS & PAPER - 0.3%
Clearwater Paper Corp., 4.75%, 8/15/28 (a)	15,000	14,944
Resolute Forest Products, Inc., 4.88%, 3/1/26 (a)	160,000	165,280
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (a)	50,000	52,937
		233,161
GAS - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	150,000	163,875
HEALTHCARE-PRODUCTS - 0.3%
Hologic, Inc., 3.25%, 2/15/29 (a)	75,000	74,344
Teleflex, Inc.
4.63%, 11/15/27	100,000	106,519
4.25%, 6/1/28 (a)	10,000	10,425
Varex Imaging Corp., 7.88%, 10/15/27 (a)	2,000	2,240
		193,528
HEALTHCARE-SERVICES - 6.0%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	100,000	106,750
5.00%, 4/15/29 (a)	25,000	26,073

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 6.0% (Continued)
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)	$40,000	$41,798
3.13%, 2/15/29 (a)	45,000	43,577
Centene Corp.
5.38%, 6/1/26 (a)	120,000	125,252
5.38%, 8/15/26 (a)	170,000	177,650
4.25%, 12/15/27	30,000	31,613
Charles River Laboratories International, Inc., 4.25%, 5/1/28 (a)	25,000	25,844
CHS/Community Health Systems, Inc.
8.00%, 3/15/26 (a)	175,000	188,562
5.63%, 3/15/27 (a)	45,000	47,925
8.00%, 12/15/27 (a)	50,000	55,627
6.00%, 1/15/29 (a)	15,000	16,050
4.75%, 2/15/31 (a)	50,000	50,063
DaVita, Inc., 4.63%, 6/1/30 (a)	90,000	92,381
Encompass Health Corp., 4.50%, 2/1/28	45,000	46,686
HCA, Inc.
5.88%, 2/15/26	450,000	520,594
5.63%, 9/1/28	115,000	136,275
5.88%, 2/1/29	20,000	24,150
3.50%, 9/1/30	100,000	106,537
IQVIA, Inc.
5.00%, 10/15/26 (a)	200,000	206,500
5.00%, 5/15/27 (a)	200,000	209,500
Legacy LifePoint Health LLC, 4.38%, 2/15/27 (a)	35,000	35,306
MEDNAX, Inc., 6.25%, 1/15/27 (a)	25,000	26,469
ModivCare, Inc., 5.88%, 11/15/25 (a)	290,000	310,306
Molina Healthcare, Inc.
5.38%, 11/15/22	175,000	183,094
4.38%, 6/15/28 (a)	90,000	93,825
Prime Healthcare Services, Inc., 7.25%, 11/1/25 (a)	45,000	48,488
RP Escrow Issuer LLC, 5.25%, 12/15/25 (a)	45,000	46,969
Select Medical Corp., 6.25%, 8/15/26 (a)	215,000	228,979
Tenet Healthcare Corp.
6.75%, 6/15/23	90,000	98,212
4.63%, 7/15/24	100,000	101,470
7.50%, 4/1/25 (a)	30,000	32,363
5.13%, 11/1/27 (a)	255,000	267,431
6.13%, 10/1/28 (a)	210,000	224,028
US Acute Care Solutions LLC, 6.38%, 3/1/26 (a)	25,000	25,833
		4,002,180
HOME BUILDERS - 1.9%
Beazer Homes USA, Inc.
5.88%, 10/15/27	75,000	78,562
7.25%, 10/15/29	74,000	82,164
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30 (a)	130,000	128,739
	Shares/ Principal	Fair Value
HOME BUILDERS - 1.9% (Continued)
Century Communities, Inc., 6.75%, 6/1/27	$25,000	$26,531
Empire Communities Corp., 7.00%, 12/15/25 (a)	35,000	36,750
Forestar Group, Inc., 3.85%, 5/15/26 (a)	60,000	60,543
KB Home, 6.88%, 6/15/27	90,000	107,100
LGI Homes, Inc., 4.00%, 7/15/29 (a)	45,000	45,225
M/I Homes, Inc., 4.95%, 2/1/28	125,000	130,406
Mattamy Group Corp.
5.25%, 12/15/27 (a)	60,000	62,700
4.63%, 3/1/30 (a)	15,000	15,322
Picasso Finance Sub, Inc., 6.13%, 6/15/25 (a)	42,000	44,404
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28 (a)	160,000	164,400
4.75%, 4/1/29 (a)	50,000	51,344
Taylor Morrison Communities, Inc., 5.75%, 1/15/28 (a)	25,000	28,225
Tri Pointe Homes, Inc.
5.25%, 6/1/27	75,000	81,375
5.70%, 6/15/28	15,000	16,538
Williams Scotsman International, Inc., 4.63%, 8/15/28 (a)	45,000	46,472
Winnebago Industries, Inc., 6.25%, 7/15/28 (a)	45,000	48,488
		1,255,288
HOME FURNISHINGS - 0.3%
Tempur Sealy International, Inc., 4.00%, 4/15/29 (a)	175,000	177,179
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26 (a)	10,000	10,441
		187,620
HOUSEHOLD PRODUCTS & WARES - 0.3%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26 (a)	55,000	55,825
Spectrum Brands, Inc.
5.50%, 7/15/30 (a)	100,000	107,750
3.88%, 3/15/31 (a)	15,000	14,739
		178,314
HOUSEWARES - 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (a)	25,000	26,797
Newell Brands, Inc.
4.70%, 4/1/26	100,000	111,512
5.88%, 4/1/36	25,000	30,813
		169,122
INSURANCE - 0.2%
AmWINS Group, Inc., 7.75%, 7/1/26 (a)	25,000	26,516
MGIC Investment Corp., 5.25%, 8/15/28	8,000	8,480
Radian Group, Inc.
6.63%, 3/15/25	50,000	56,425
4.88%, 3/15/27	40,000	43,500
		134,921
See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
INTERNET - 1.5%
Arches Buyer, Inc., 4.25%, 6/1/28 (a)	$55,000	$54,381
Cogent Communications Group, Inc., 5.38%, 3/1/22 (a)	21,000	21,362
Match Group Holdings II LLC
5.00%, 12/15/27 (a)	150,000	157,687
4.63%, 6/1/28 (a)	30,000	31,088
5.63%, 2/15/29 (a)	155,000	167,400
4.13%, 8/1/30 (a)	85,000	86,487
Netflix, Inc., 4.88%, 6/15/30 (a)	325,000	386,523
NortonLifeLock, Inc., 5.00%, 4/15/25 (a)	55,000	55,768
TripAdvisor, Inc., 7.00%, 7/15/25 (a)	15,000	16,140
VeriSign, Inc., 4.75%, 7/15/27	30,000	31,838
		1,008,674
INVESTMENT COMPANIES - 1.2%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29 (a)	75,000	78,188
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	250,000	261,250
6.38%, 12/15/25	200,000	206,750
6.25%, 5/15/26	190,000	201,590
4.38%, 2/1/29 (a)	60,000	59,700
		807,478
IRON & STEEL - 0.7%
Allegheny Technologies, Inc.
7.88%, 8/15/23	150,000	164,437
5.88%, 12/1/27	25,000	26,188
Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29 (a)	60,000	66,075
Cleveland-Cliffs, Inc., 4.63%, 3/1/29 (a)	25,000	26,307
Commercial Metals Co., 5.38%, 7/15/27	100,000	105,750
Mineral Resources Ltd., 8.13%, 5/1/27 (a)	75,000	82,406
		471,163
LEISURE TIME - 1.4%
Carnival Corp.
11.50%, 4/1/23 (a)	200,000	226,250
7.63%, 3/1/26 (a)	30,000	32,587
9.88%, 8/1/27 (a)	60,000	70,050
Life Time, Inc., 5.75%, 1/15/26 (a)	10,000	10,364
Royal Caribbean Cruises Ltd.
10.88%, 6/1/23 (a)	35,000	39,856
9.13%, 6/15/23 (a)	10,000	10,975
11.50%, 6/1/25 (a)	250,000	288,125
4.25%, 7/1/26 (a)	30,000	29,963
Vista Outdoor, Inc., 4.50%, 3/15/29 (a)	210,000	213,675
		921,845
LODGING - 1.0%
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25 (a)	20,000	21,050
4.88%, 1/15/30	45,000	48,037
	Shares/ Principal	Fair Value
LODGING - 1.0% (Continued)
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/29 (a)	$45,000	$46,012
4.88%, 7/1/31 (a)	45,000	44,944
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	208,500
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25 (a)	70,000	74,442
4.75%, 1/15/28	35,000	35,864
Travel + Leisure Co.
6.00%, 4/1/27	75,000	82,624
4.63%, 3/1/30 (a)	14,000	14,430
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)	100,000	107,686
		683,589
MACHINERY-CONSTRUCTION & MINING - 0.4%
BWX Technologies, Inc., 4.13%, 6/30/28 (a)	115,000	117,012
Terex Corp., 5.00%, 5/15/29 (a)	160,000	166,800
		283,812
MACHINERY-DIVERSIFIED - 0.5%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28 (a)	60,000	61,425
Colfax Corp., 6.38%, 2/15/26 (a)	19,000	20,064
GrafTech Finance, Inc., 4.63%, 12/15/28 (a)	209,000	214,486
Stevens Holding Co., Inc., 6.13%, 10/1/26 (a)	50,000	53,625
		349,600
MEDIA - 7.3%
Altice Financing SA, 7.50%, 5/15/26 (a)	200,000	208,260
Block Communications, Inc., 4.88%, 3/1/28 (a)	25,000	25,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	100,000	104,924
5.38%, 6/1/29 (a)	550,000	601,205
4.75%, 3/1/30 (a)	115,000	121,469
4.50%, 8/15/30 (a)	100,000	104,250
CSC Holdings LLC
5.88%, 9/15/22	200,000	209,840
5.38%, 2/1/28 (a)	200,000	211,516
6.50%, 2/1/29 (a)	200,000	221,520
5.75%, 1/15/30 (a)	200,000	207,750
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26 (a)	48,000	50,133
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26 (a)	155,000	100,548
DISH DBS Corp.
5.88%, 11/15/24	235,000	252,331
7.75%, 7/1/26	125,000	141,563
7.38%, 7/1/28	40,000	43,045
Entercom Media Corp., 6.75%, 3/31/29 (a)	40,000	41,505
GCI LLC, 4.75%, 10/15/28 (a)	162,000	165,807

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MEDIA - 7.3% (Continued)
Gray Television, Inc., 5.88%, 7/15/26 (a)	$121,000	$124,932
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	29,000	30,317
4.75%, 1/15/28 (a)	20,000	20,575
Liberty Interactive LLC
8.50%, 7/15/29	100,000	113,962
8.25%, 2/1/30	125,000	142,876
News Corp., 3.88%, 5/15/29 (a)	50,000	50,500
Nexstar Broadcasting, Inc., 5.63%, 7/15/27 (a)	100,000	106,000
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26 (a)	50,000	51,750
Sinclair Television Group, Inc., 4.13%, 12/1/30 (a)	35,000	34,387
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	95,000	97,951
5.50%, 7/1/29 (a)	50,000	54,485
TEGNA, Inc.
4.75%, 3/15/26 (a)	80,000	85,200
5.00%, 9/15/29	345,000	361,036
Townsquare Media, Inc., 6.88%, 2/1/26 (a)	195,000	208,650
Univision Communications, Inc., 5.13%, 2/15/25 (a)	200,000	204,040
Urban One, Inc., 7.38%, 2/1/28 (a)	10,000	10,800
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	200,000	214,940
Ziggo BV, 5.50%, 1/15/27 (a)	150,000	155,812
		4,879,379
METAL FABRICATE & HARDWARE - 0.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27 (a)	145,000	150,513
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (a)	100,000	102,254
		252,767
MINING - 1.9%
Arconic Corp., 6.13%, 2/15/28 (a)	76,000	81,527
FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27 (a)	85,000	92,438
Freeport-McMoRan, Inc.
3.55%, 3/1/22	46,000	46,402
4.38%, 8/1/28	155,000	163,719
5.45%, 3/15/43	110,000	134,455
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28 (a)	98,000	108,780
New Gold, Inc., 7.50%, 7/15/27 (a)	30,000	32,550
Novelis Corp.
5.88%, 9/30/26 (a)	100,000	104,025
4.75%, 1/30/30 (a)	65,000	68,250
Taseko Mines Ltd., 7.00%, 2/15/26 (a)	398,000	414,915
		1,247,061
	Shares/ Principal	Fair Value
MISCELLANEOUS MANUFACTURING - 0.1%
Hillenbrand, Inc.
5.75%, 6/15/25	$25,000	$26,835
3.75%, 3/1/31	25,000	24,789
		51,624
OFFICE & BUSINESS EQUIPMENT - 0.4%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	100,000	111,338
4.13%, 5/1/25	55,000	57,475
4.25%, 4/1/28	9,000	9,450
3.25%, 2/15/29	25,000	25,313
Xerox Holdings Corp., 5.50%, 8/15/28 (a)	60,000	62,339
		265,915
OIL & GAS - 10.3%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26 (a)	20,000	21,654
Antero Resources Corp.
5.00%, 3/1/25	25,000	25,587
8.38%, 7/15/26 (a)	25,000	28,437
7.63%, 2/1/29 (a)	110,000	122,100
5.38%, 3/1/30 (a)	35,000	35,722
Apache Corp.
4.63%, 11/15/25	45,000	48,600
4.88%, 11/15/27	25,000	27,075
4.25%, 1/15/30	15,000	15,825
5.10%, 9/1/40	147,000	153,982
4.75%, 4/15/43	60,000	61,273
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28 (a)	20,000	22,000
5.88%, 6/30/29 (a)	50,000	50,000
Berry Petroleum Co. LLC, 7.00%, 2/15/26 (a)	25,000	25,375
Calumet Specialty Products Partners LP / Calumet Finance Corp.
7.75%, 4/15/23	50,000	49,750
9.25%, 7/15/24 (a)	40,000	44,000
11.00%, 4/15/25 (a)	71,000	77,212
Centennial Resource Production LLC
5.38%, 1/15/26 (a)	191,000	187,180
6.88%, 4/1/27 (a)	75,000	76,696
Chesapeake Energy Corp.
5.50%, 2/1/26 (a)	10,000	10,550
5.88%, 2/1/29 (a)	10,000	10,825
CNX Resources Corp., 7.25%, 3/14/27 (a)	75,000	80,367
Colgate Energy Partners III LLC, 5.88%, 7/1/29 (a)	40,000	41,450
Comstock Resources, Inc.
7.50%, 5/15/25 (a)	26,000	26,975
5.88%, 1/15/30 (a)	60,000	61,200

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
OIL & GAS - 10.3% (Continued)
Continental Resources, Inc.
4.50%, 4/15/23	$33,000	$34,485
4.38%, 1/15/28	60,000	66,200
5.75%, 1/15/31 (a)	25,000	29,945
4.90%, 6/1/44	30,000	33,975
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29 (a)	20,000	21,005
Devon Energy Corp.
8.25%, 8/1/23 (a)	58,000	66,075
5.88%, 6/15/28 (a)	24,000	26,723
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28 (a)	35,000	35,700
Endeavor Energy Resources LP / EER Finance, Inc., 6.63%, 7/15/25 (a)	75,000	80,250
EQT Corp.
7.63%, 2/1/25	60,000	69,989
3.90%, 10/1/27	75,000	80,344
5.00%, 1/15/29	10,000	11,150
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/1/28 (a)	80,000	85,000
6.00%, 2/1/31 (a)	80,000	84,728
Independence Energy Finance LLC, 7.25%, 5/1/26 (a)	20,000	21,003
Indigo Natural Resources LLC, 5.38%, 2/1/29 (a)	25,000	26,125
Laredo Petroleum, Inc.
9.50%, 1/15/25	100,000	105,371
10.13%, 1/15/28	50,000	54,925
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (a)	50,000	51,563
Matador Resources Co., 5.88%, 9/15/26	115,000	118,450
MEG Energy Corp., 5.88%, 2/1/29 (a)	25,000	26,062
Murphy Oil Corp.
5.75%, 8/15/25	65,000	66,707
5.88%, 12/1/27	73,000	76,190
6.38%, 7/15/28	15,000	15,815
Northern Oil and Gas, Inc., 8.13%, 3/1/28 (a)	55,000	59,263
Oasis Petroleum, Inc., 6.38%, 6/1/26 (a)	230,000	239,828
Occidental Petroleum Corp.
2.70%, 8/15/22	192,000	195,840
2.90%, 8/15/24	425,000	434,563
5.50%, 12/1/25	45,000	49,688
6.38%, 9/1/28	70,000	81,725
3.50%, 8/15/29	250,000	250,000
6.63%, 9/1/30	35,000	42,300
6.13%, 1/1/31	25,000	29,344
6.45%, 9/15/36	145,000	173,362
4.30%, 8/15/39	25,000	23,875
4.40%, 4/15/46	125,000	120,062
4.40%, 8/15/49	150,000	144,000
Ovintiv Exploration, Inc., 5.38%, 1/1/26	375,000	422,761
	Shares/ Principal	Fair Value
OIL & GAS - 10.3% (Continued)
Ovintiv, Inc., 6.50%, 8/15/34	$85,000	$112,210
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/25 (a)	25,000	25,128
Parkland Corp., 5.88%, 7/15/27 (a)	40,000	42,635
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	30,000	22,950
6.00%, 2/15/28	25,000	17,125
PDC Energy, Inc., 5.75%, 5/15/26	130,000	135,808
Precision Drilling Corp.
7.13%, 1/15/26 (a)	50,000	51,500
6.88%, 1/15/29 (a)	80,000	82,400
Range Resources Corp.
5.00%, 3/15/23	100,000	103,500
9.25%, 2/1/26	125,000	137,812
8.25%, 1/15/29 (a)	25,000	28,188
SM Energy Co.
10.00%, 1/15/25 (a)	204,000	230,181
6.50%, 7/15/28	245,000	251,743
Southwestern Energy Co.
6.45%, 1/23/25	100,000	110,700
7.50%, 4/1/26	125,000	132,341
8.38%, 9/15/28	25,000	28,250
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	220,000	229,515
5.88%, 3/15/28	50,000	53,125
4.50%, 5/15/29 (a)	75,000	76,313
Talos Production, Inc., 12.00%, 1/15/26	65,000	68,900
Viper Energy Partners LP, 5.38%, 11/1/27 (a)	75,000	78,128
		6,876,678
OIL & GAS SERVICES - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28 (a)	50,000	52,195
Bristow Group, Inc., 6.88%, 3/1/28 (a)	45,000	45,900
Oceaneering International, Inc.
4.65%, 11/15/24	37,000	37,250
6.00%, 2/1/28	150,000	151,125
TechnipFMC PLC, 6.50%, 2/1/26 (a)	20,000	21,598
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	135,000	141,413
6.88%, 9/1/27	25,000	26,707
Weatherford International Ltd., 8.75%, 9/1/24 (a)	50,000	52,313
		528,501
PACKAGING & CONTAINERS - 1.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27 (a)	200,000	204,000
Ball Corp.
5.25%, 7/1/25	100,000	112,875
2.88%, 8/15/30	60,000	58,897

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
PACKAGING & CONTAINERS - 1.1% (Continued)
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26 (a)	$25,000	$26,625
Greif, Inc., 6.50%, 3/1/27 (a)	55,000	58,008
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28 (a)	25,000	26,000
Intertape Polymer Group, Inc., 4.38%, 6/15/29 (a)	50,000	50,751
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24 (a)	100,000	101,000
Plastipak Holdings, Inc., 6.25%, 10/15/25 (a)	100,000	102,250
Silgan Holdings, Inc., 4.13%, 2/1/28	15,000	15,563
		755,969
PHARMACEUTICALS - 2.0%
AdaptHealth LLC, 6.13%, 8/1/28 (a)	35,000	37,271
Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)	110,000	119,559
Bausch Health Cos., Inc.
5.50%, 11/1/25 (a)	60,000	61,560
7.00%, 1/15/28 (a)	55,000	56,650
5.00%, 1/30/28 (a)	155,000	147,031
7.25%, 5/30/29 (a)	100,000	102,191
5.25%, 2/15/31 (a)	40,000	37,338
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25 (a)	75,000	81,562
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)	250,000	265,313
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31 (a)	200,000	206,040
Owens & Minor, Inc., 4.50%, 3/31/29 (a)	60,000	61,650
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25 (a)	40,000	42,000
Par Pharmaceutical, Inc., 7.50%, 4/1/27 (a)	75,000	76,688
Vizient, Inc., 6.25%, 5/15/27 (a)	20,000	21,075
		1,315,928
PIPELINES - 5.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27 (a)	20,000	20,800
5.75%, 1/15/28 (a)	65,000	68,398
5.38%, 6/15/29 (a)	110,000	114,675
Buckeye Partners LP
4.13%, 3/1/25 (a)	25,000	25,906
5.85%, 11/15/43	50,000	49,625
Cheniere Energy, Inc., 4.63%, 10/15/28 (a)	40,000	42,200
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	102,820
5.63%, 5/1/27 (a)	150,000	153,937
6.00%, 2/1/29 (a)	105,000	109,988
DCP Midstream Operating LP
5.38%, 7/15/25	105,000	116,938
5.60%, 4/1/44	70,000	77,000
	Shares/ Principal	Fair Value
PIPELINES - 5.1% (Continued)
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28 (a)	$15,000	$15,825
DT Midstream, Inc.
4.13%, 6/15/29 (a)	35,000	35,537
4.38%, 6/15/31 (a)	35,000	35,656
EnLink Midstream LLC
5.63%, 1/15/28 (a)	40,000	42,256
5.38%, 6/1/29	25,000	26,090
EnLink Midstream Partners LP
4.15%, 6/1/25	75,000	78,550
5.45%, 6/1/47	75,000	66,563
EQM Midstream Partners LP
6.50%, 7/1/27 (a)	160,000	178,400
5.50%, 7/15/28	22,000	23,773
6.50%, 7/15/48	28,000	29,960
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	120,000	121,050
8.00%, 1/15/27	50,000	52,531
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	53,000
6.88%, 1/15/29	135,000	144,787
Harvest Midstream I LP, 7.50%, 9/1/28 (a)	25,000	27,150
Hess Midstream Operations LP
5.63%, 2/15/26 (a)	95,000	99,085
5.13%, 6/15/28 (a)	50,000	52,437
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28 (a)	175,000	178,938
ITT Holdings LLC, 6.50%, 8/1/29 (a)	95,000	97,053
New Fortress Energy, Inc.
6.75%, 9/15/25 (a)	65,000	66,706
6.50%, 9/30/26 (a)	75,000	76,635
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 9/15/24 (a)	66,000	66,899
5.50%, 1/15/28 (a)	200,000	203,500
6.00%, 12/31/30 (a)	55,000	57,179
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 4/15/26	70,000	73,522
5.00%, 1/15/28	100,000	105,500
6.88%, 1/15/29	50,000	56,331
5.50%, 3/1/30	25,000	27,491
4.88%, 2/1/31 (a)	25,000	27,063
4.00%, 1/15/32 (a)	50,000	51,433
Western Midstream Operating LP
5.30%, 2/1/30	165,000	184,800
5.30%, 3/1/48	120,000	127,800
6.50%, 2/1/50	15,000	17,288
		3,383,075

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
REAL ESTATE - 0.5%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25 (a)	$50,000	$52,810
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (a)	35,000	35,980
Howard Hughes Corp. (The), 4.38%, 2/1/31 (a)	40,000	39,855
Hunt Cos., Inc., 5.25%, 4/15/29 (a)	150,000	145,500
Kennedy-Wilson, Inc., 5.00%, 3/1/31	35,000	36,006
		310,151
REITS - 4.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26 (a)	80,000	84,100
EPR Properties, 3.75%, 8/15/29	15,000	15,039
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	270,000	285,817
4.50%, 2/15/31 (a)	90,000	91,125
5.63%, 7/15/32 (a)	225,000	240,822
iStar, Inc., 4.25%, 8/1/25	100,000	102,875
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25 (a)	50,000	50,875
4.25%, 2/1/27 (a)	25,000	24,897
4.75%, 6/15/29 (a)	55,000	55,069
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/1/24	500,000	541,476
4.63%, 6/15/25 (a)	40,000	42,750
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	150,000	158,700
New Residential Investment Corp., 6.25%, 10/15/25 (a)	25,000	25,024
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/1/28 (a)	185,000	197,003
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29 (a)	30,000	30,025
RLJ Lodging Trust LP, 3.75%, 7/1/26 (a)	25,000	25,250
SBA Communications Corp., 4.88%, 9/1/24	100,000	101,750
Service Properties Trust
4.65%, 3/15/24	50,000	50,910
7.50%, 9/15/25	215,000	243,504
5.50%, 12/15/27	15,000	16,017
4.38%, 2/15/30	5,000	4,762
Starwood Property Trust, Inc.
4.75%, 3/15/25	145,000	150,800
3.63%, 7/15/26 (a)	25,000	25,187
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25 (a)	150,000	160,312
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/1/26 (a)	25,000	26,006
3.75%, 2/15/27 (a)	50,000	50,856
4.63%, 12/1/29 (a)	48,000	51,000
4.13%, 8/15/30 (a)	70,000	71,877
	Shares/ Principal	Fair Value
REITS - 4.5% (Continued)
XHR LP
6.38%, 8/15/25 (a)	$55,000	$58,506
4.88%, 6/1/29 (a)	25,000	25,813
		3,008,147
RETAIL - 4.3%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/25 (a)	40,000	42,350
3.88%, 1/15/28 (a)	80,000	81,000
4.38%, 1/15/28 (a)	40,000	40,550
4.00%, 10/15/30 (a)	145,000	140,288
Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (a)	125,000	138,581
Academy Ltd., 6.00%, 11/15/27 (a)	75,000	80,156
Ambience Merger Sub, Inc., 4.88%, 7/15/28 (a)	35,000	35,131
Asbury Automotive Group, Inc., 4.75%, 3/1/30	70,000	73,150
Beacon Roofing Supply, Inc., 4.13%, 5/15/29 (a)	60,000	59,847
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 4/15/29 (a)	30,000	30,825
Group 1 Automotive, Inc., 4.00%, 8/15/28 (a)	110,000	111,788
GYP Holdings III Corp., 4.63%, 5/1/29 (a)	25,000	25,094
IRB Holding Corp., 7.00%, 6/15/25 (a)	60,000	64,780
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27 (a)	50,000	52,313
L Brands, Inc.
9.38%, 7/1/25 (a)	15,000	19,388
6.69%, 1/15/27	50,000	58,826
5.25%, 2/1/28	25,000	27,969
7.50%, 6/15/29	100,000	117,750
6.63%, 10/1/30 (a)	55,000	63,525
6.88%, 11/1/35	225,000	285,187
Lithia Motors, Inc., 4.38%, 1/15/31 (a)	105,000	112,467
Macy's Retail Holdings LLC, 5.88%, 4/1/29 (a)	15,000	16,131
Macy's, Inc., 8.38%, 6/15/25 (a)	50,000	55,060
Magic Mergeco, Inc., 5.25%, 5/1/28 (a)	50,000	51,297
Murphy Oil USA, Inc., 4.75%, 9/15/29	100,000	105,000
QVC, Inc.
4.45%, 2/15/25	100,000	106,799
4.75%, 2/15/27	150,000	158,949
4.38%, 9/1/28	90,000	91,800
5.95%, 3/15/43	20,000	20,250
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	103,250
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26 (a)	45,000	46,999
Staples, Inc., 7.50%, 4/15/26 (a)	100,000	103,750
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29 (a)	20,000	20,600
Victoria's Secret & Co., 4.63%, 7/15/29 (a)	100,000	100,000
Yum! Brands, Inc.
7.75%, 4/1/25 (a)	5,000	5,437

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
RETAIL - 4.3% (Continued)
4.75%, 1/15/30 (a)	$125,000	$135,314
3.63%, 3/15/31	100,000	99,500
		2,881,101
SEMICONDUCTORS - 0.7%
Amkor Technology, Inc., 6.63%, 9/15/27 (a)	100,000	107,875
Entegris, Inc.
4.38%, 4/15/28 (a)	50,000	52,187
3.63%, 5/1/29 (a)	15,000	15,188
Microchip Technology, Inc., 4.25%, 9/1/25	35,000	36,749
Qorvo, Inc., 4.38%, 10/15/29	230,000	250,636
		462,635
SOFTWARE - 2.9%
ACI Worldwide, Inc., 5.75%, 8/15/26 (a)	25,000	26,219
Boxer Parent Co., Inc., 7.13%, 10/2/25 (a)	15,000	16,050
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 1/31/26 (a)	20,000	20,950
Camelot Finance SA, 4.50%, 11/1/26 (a)	215,000	224,944
Clarivate Science Holdings Corp., 3.88%, 6/30/28 (a)	45,000	45,228
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26 (a)	30,000	31,800
Elastic NV, 4.13%, 7/15/29 (a)	105,000	105,000
Fair Isaac Corp.
5.25%, 5/15/26 (a)	60,000	67,500
4.00%, 6/15/28 (a)	120,000	124,039
J2 Global, Inc., 4.63%, 10/15/30 (a)	190,000	196,707
MicroStrategy, Inc., 6.13%, 6/15/28 (a)	40,000	39,950
MSCI, Inc.
5.38%, 5/15/27 (a)	145,000	154,425
4.00%, 11/15/29 (a)	60,000	63,150
3.63%, 9/1/30 (a)	105,000	107,207
3.88%, 2/15/31 (a)	95,000	98,587
Nuance Communications, Inc., 5.63%, 12/15/26	100,000	104,402
PTC, Inc.
3.63%, 2/15/25 (a)	75,000	77,250
4.00%, 2/15/28 (a)	45,000	46,485
SS&C Technologies, Inc., 5.50%, 9/30/27 (a)	200,000	211,940
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25 (a)	150,000	156,188
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29 (a)	45,000	44,719
		1,962,740
TELECOMMUNICATIONS - 4.4%
Altice France SA, 5.50%, 1/15/28 (a)	200,000	207,540
Avaya, Inc., 6.13%, 9/15/28 (a)	125,000	133,787
CommScope, Inc.
5.50%, 3/1/24 (a)	95,000	97,731
6.00%, 3/1/26 (a)	65,000	68,621
Consolidated Communications, Inc., 6.50%, 10/1/28 (a)	15,000	16,136
	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 4.4% (Continued)
Embarq Corp., 8.00%, 6/1/36	$25,000	$28,341
Frontier Communications Corp.
5.88%, 10/15/27 (a)	15,000	16,069
5.00%, 5/1/28 (a)	40,000	41,353
Hughes Satellite Systems Corp., 5.25%, 8/1/26	35,000	39,200
Level 3 Financing, Inc., 4.63%, 9/15/27 (a)	190,000	197,205
LogMeIn, Inc., 5.50%, 9/1/27 (a)	55,000	56,928
Lumen Technologies, Inc.
6.88%, 1/15/28	100,000	111,812
5.38%, 6/15/29 (a)	65,000	66,063
7.60%, 9/15/39	50,000	56,875
7.65%, 3/15/42	65,000	72,962
Nokia Oyj, 4.38%, 6/12/27	100,000	110,461
Sable International Finance Ltd., 5.75%, 9/7/27 (a)	200,000	210,440
Sprint Capital Corp.
6.88%, 11/15/28	100,000	128,250
8.75%, 3/15/32	60,000	91,200
Sprint Corp., 7.63%, 3/1/26	50,000	61,000
Telecom Italia Capital SA
6.38%, 11/15/33	140,000	166,950
6.00%, 9/30/34	50,000	57,687
Telesat Canada / Telesat LLC
5.63%, 11/6/26 (a)	20,000	20,050
4.88%, 6/1/27 (a)	75,000	72,375
6.50%, 10/15/27 (a)	305,000	290,513
T-Mobile USA, Inc.
4.75%, 2/1/28	150,000	160,687
2.88%, 2/15/31	45,000	44,663
Viasat, Inc., 5.63%, 4/15/27 (a)	150,000	156,575
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28 (a)	80,000	82,400
Zayo Group Holdings, Inc., 4.00%, 3/1/27 (a)	80,000	79,450
		2,943,324
TRANSPORTATION - 0.1%
XPO Logistics, Inc., 6.25%, 5/1/25 (a)	35,000	37,321
TRUCKING & LEASING - 0.8%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/25 (a)	165,000	171,394
9.75%, 8/1/27 (a)	315,000	364,219
5.50%, 5/1/28 (a)	30,000	31,237
		566,850
WATER - 0.1%
Solaris Midstream Holdings LLC, 7.63%, 4/1/26 (a)	40,000	42,400
TOTAL CORPORATE BONDS AND NOTES (Cost - $62,145,498)		65,440,863

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 0.1%
OIL, GAS & CONSUMABLE FUELS - 0.1%
SM Energy Co. (Cost - $0)	1,497	$36,871
SHORT-TERM INVESTMENTS - 1.7%
MONEY MARKET FUNDS - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (f) (Cost - $1,157,882)	1,157,882	1,157,882
TOTAL INVESTMENTS - 99.8% (Cost - $63,303,380)		$66,635,616
OTHER ASSETS LESS LIABILITIES - NET 0.2%		122,344
TOTAL NET ASSETS - 100.0%		$66,757,960

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $42,780,373 or 64.1% of net assets.

(b)  Step coupon.

(c)  Sinking bond security.

(d)  PIK - Pay-in-kind security.

(e)  Variable rate security. The rate shown is the rate in effect at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	98.0%
Common Stocks	0.1%
Short-Term Investments	1.7%
Other Assets less Liabilities - Net	0.2%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Goldman Sachs & Co.	1	9/21/2021	$132,500	$547
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	5	9/21/2021	736,016	12,700
U.S. 2 Year Note Future	Goldman Sachs & Co.	2	9/30/2021	440,640	(734)
U.S. 5 Year Note Future	Goldman Sachs & Co.	1	9/30/2021	123,430	(438)
U.S. Long Bond Future	Goldman Sachs & Co.	2	9/21/2021	321,500	7,397
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$19,472

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 45.0%
AEROSPACE & DEFENSE - 1.2%
BOEING CO. (THE)
2.60%, 10/30/25	$150,000	$156,275
3.45%, 11/1/28	100,000	106,596
Northrop Grumman Corp.
3.25%, 1/15/28	300,000	327,936
4.75%, 6/1/43	50,000	64,551
Raytheon Technologies Corp.
3.95%, 8/16/25	275,000	305,950
4.05%, 5/4/47	25,000	29,409
4.63%, 11/16/48	25,000	32,185
		1,022,902
AGRICULTURE - 0.2%
BAT Capital Corp.
2.26%, 3/25/28	150,000	149,004
4.76%, 9/6/49	25,000	27,108
		176,112
AUTO MANUFACTURERS - 0.5%
General Motors Co., 4.00%, 4/1/25	$50,000	54,661
General Motors Financial Co., Inc.
4.30%, 7/13/25	75,000	82,933
1.50%, 6/10/26	125,000	124,411
5.65%, 1/17/29	25,000	30,440
2.35%, 1/8/31	125,000	123,717
		416,162
BANKS - 11.4%
Banco Santander SA
2.75%, 5/28/25	200,000	210,835
4.25%, 4/11/27	200,000	225,792
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24 (a)	50,000	53,307
4.20%, 8/26/24	165,000	180,907
4.18%, 11/25/27	25,000	28,023
3.42%, (3 Month US Libor + 1.04%), 12/20/28 (a)	108,000	117,666
4.27%, (3 Month US Libor + 1.31%), 7/23/29 (a)	125,000	143,719
2.88%, (3 Month US Libor + 1.19%), 10/22/30 (a)	100,000	105,444
2.50%, (3 Month US Libor + 0.99%), 2/13/31 (a)	25,000	25,552
2.59%, (SOFR + 2.15%), 4/29/31 (a)	375,000	387,031
1.90%, (SOFR + 1.53%), 7/23/31 (a)	100,000	97,333
6.11%, 1/29/37	100,000	137,009
Barclays PLC
4.61%, (3 Month US Libor + 1.40%), 2/15/23 (a)	225,000	230,712
2.85%, (SOFR + 2.71%), 5/7/26 (a)	200,000	211,369
BNP Paribas SA
3.38%, 1/9/25 (b)	252,000	270,372
	Shares/ Principal	Fair Value
BANKS - 11.4% (Continued)
1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	$225,000	$222,368
BPCE SA, 4.00%, 9/12/23 (b)	250,000	267,977
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24 (a)	105,000	111,840
4.60%, 3/9/26	75,000	85,415
3.40%, 5/1/26	200,000	218,406
4.45%, 9/29/27	125,000	142,800
3.67%, (3 Month US Libor + 1.39%), 7/24/28 (a)	50,000	55,173
4.13%, 7/25/28	100,000	112,774
2.98%, (SOFR + 1.42%), 11/5/30 (a)	100,000	106,024
Comerica Bank, 2.50%, 7/23/24	300,000	315,633
Credit Suisse Group AG, 4.55%, 4/17/26	255,000	288,937
Deutsche Bank AG
2.22%, (SOFR + 2.16%), 9/18/24 (a)	150,000	154,033
2.13%, (SOFR + 1.87%), 11/24/26 (a)	225,000	228,401
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	89,135
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26 (a)	225,000	228,097
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	166,354
ING Groep NV, 4.63%, 1/6/26 (b)	225,000	256,866
JPMorgan Chase & Co.
3.56%, (3 Month US Libor + 0.73%), 4/23/24 (a)	40,000	42,178
3.80%, (3 Month US Libor + 0.89%), 7/23/24 (a)	50,000	53,270
4.02%, (3 Month US Libor + 1.00%), 12/5/24 (a)	125,000	134,897
2.30%, (SOFR + 1.16%), 10/15/25 (a)	150,000	156,241
3.30%, 4/1/26	225,000	246,202
3.96%, (3 Month US Libor + 1.25%), 1/29/27 (a)	175,000	194,960
3.51%, (3 Month US Libor + 0.95%), 1/23/29 (a)	125,000	137,725
2.96%, (SOFR + 2.52%), 5/13/31 (a)	50,000	52,579
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	74,401
Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	225,000	256,444
Morgan Stanley
3.74%, (3 Month US Libor + 0.85%), 4/24/24 (a)	50,000	52,880
3.70%, 10/23/24	275,000	300,050
2.72%, (SOFR + 1.15%), 7/22/25 (a)	75,000	78,889
3.63%, 1/20/27	400,000	443,560
3.95%, 4/23/27	75,000	83,855
4.43%, (3 Month US Libor + 1.63%), 1/23/30 (a)	50,000	58,626
2.70%, (SOFR + 1.14%), 1/22/31 (a)	200,000	209,655
3.62%, (SOFR + 3.12%), 4/1/31 (a)	75,000	83,805
1.79%, (SOFR + 1.03%), 2/13/32 (a)	125,000	120,244

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
BANKS - 11.4% (Continued)
Natwest Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24 (a)	$300,000	$322,038
Standard Chartered PLC, 4.25%, (3 Month US Libor + 1.15%), 1/20/23 (a),(b)	375,000	382,624
Wells Fargo & Co.
3.75%, 1/24/24	55,000	59,154
3.55%, 9/29/25	125,000	137,440
3.00%, 10/23/26	325,000	350,648
4.30%, 7/22/27	100,000	114,079
4.15%, 1/24/29	25,000	28,761
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (a)	75,000	82,310
		9,732,819
BEVERAGES - 1.5%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	200,000	245,825
4.90%, 2/1/46	375,000	473,259
Constellation Brands, Inc.
4.40%, 11/15/25	200,000	225,650
3.60%, 2/15/28	100,000	110,870
3.15%, 8/1/29	125,000	134,176
Keurig Dr Pepper, Inc.
5.09%, 5/25/48	25,000	32,987
3.80%, 5/1/50	25,000	28,194
		1,250,961
BIOTECHNOLOGY - 0.3%
Amgen, Inc., 3.13%, 5/1/25	175,000	188,512
Royalty Pharma PLC, 1.20%, 9/2/25 (b)	100,000	99,128
		287,640
BUILDING MATERIALS - 0.4%
Carrier Global Corp.
2.49%, 2/15/27	225,000	235,610
2.72%, 2/15/30	75,000	77,832
Masco Corp., 1.50%, 2/15/28	50,000	48,860
		362,302
CHEMICALS - 0.6%
DuPont de Nemours, Inc., 4.21%, 11/15/23	175,000	189,603
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 (b)	100,000	99,772
2.30%, 11/1/30 (b)	200,000	199,096
		488,471
COMMERCIAL SERVICES - 0.7%
Emory University, 2.14%, 9/1/30	160,000	163,597
Global Payments, Inc.
2.65%, 2/15/25	75,000	79,048
3.20%, 8/15/29	50,000	53,569
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	231,258
S&P Global, Inc., 2.95%, 1/22/27	50,000	53,986
		581,458
	Shares/ Principal	Fair Value
COMPUTERS - 1.5%
Amdocs Ltd., 2.54%, 6/15/30	$75,000	$75,072
Apple, Inc., 3.25%, 2/23/26	175,000	192,137
Dell International LLC / EMC Corp.
5.45%, 6/15/23	200,000	216,950
5.85%, 7/15/25	25,000	29,347
6.02%, 6/15/26	200,000	240,202
Hewlett Packard Enterprise Co.
4.45%, 10/2/23	225,000	243,295
4.65%, 10/1/24	100,000	111,187
4.90%, 10/15/25	50,000	56,941
6.35%, 10/15/45	60,000	80,650
		1,245,781
DIVERSIFIED FINANCIAL SERVICES - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	175,000	190,542
Air Lease Corp.
2.30%, 2/1/25	175,000	180,769
3.38%, 7/1/25	100,000	107,451
2.88%, 1/15/26	75,000	78,848
3.75%, 6/1/26	175,000	191,560
American Express Co.
2.50%, 7/30/24	35,000	36,892
3.63%, 12/5/24	175,000	191,294
Aviation Capital Group LLC, 1.95%, 1/30/26 (b)	75,000	75,051
Avolon Holdings Funding Ltd.
3.95%, 7/1/24 (b)	75,000	80,000
2.88%, 2/15/25 (b)	150,000	154,490
4.25%, 4/15/26 (b)	25,000	27,103
Capital One Financial Corp.
3.50%, 6/15/23	75,000	79,334
3.30%, 10/30/24	65,000	70,013
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	250,000	272,889
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	49,248
Nasdaq, Inc., 3.25%, 4/28/50	25,000	25,086
Visa, Inc., 3.15%, 12/14/25	100,000	109,440
		1,920,010
ELECTRIC - 2.8%
Alliant Energy Finance LLC, 3.75%, 6/15/23 (b)	50,000	52,960
Ameren Corp., 3.50%, 1/15/31	25,000	27,422
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	50,593
Avangrid, Inc., 3.20%, 4/15/25	50,000	53,716
Berkshire Hathaway Energy Co.
3.70%, 7/15/30	75,000	85,066
6.13%, 4/1/36	74,000	104,199
Dominion Energy, Inc.
3.07%, 8/15/24 (c)	175,000	185,527
3.38%, 4/1/30	50,000	54,500
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	29,388

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRIC - 2.8% (Continued)
Duke Energy Corp., 3.15%, 8/15/27	$200,000	$215,953
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (b)	100,000	98,349
Entergy Corp., 2.95%, 9/1/26	175,000	186,727
Exelon Corp., 4.05%, 4/15/30	50,000	57,003
FirstEnergy Corp.
2.65%, 3/1/30	150,000	149,625
2.25%, 9/1/30	50,000	48,000
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	80,718
NRG Energy, Inc., 3.75%, 6/15/24 (b)	150,000	159,841
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,293
2.50%, 2/1/31	50,000	46,914
3.30%, 8/1/40	25,000	22,598
3.50%, 8/1/50	50,000	44,598
Sempra Energy, 3.40%, 2/1/28	125,000	137,459
Southern California Edison Co., 4.20%, 3/1/29	100,000	113,077
Southern Co. (The), 3.25%, 7/1/26	350,000	379,608
		2,408,134
ENGINEERING & CONSTRUCTION - 0.2%
Mexico City Airport Trust, 3.88%, 4/30/28 (b)	200,000	210,834
ENVIRONMENTAL CONTROL - 0.3%
Republic Services, Inc.
2.50%, 8/15/24	150,000	157,433
1.75%, 2/15/32	100,000	95,279
		252,712
FOOD - 0.4%
JM Smucker Co. (The), 2.38%, 3/15/30	50,000	50,987
Mars, Inc., 2.70%, 4/1/25 (b)	50,000	53,108
Sysco Corp., 6.60%, 4/1/50	50,000	77,817
Tyson Foods, Inc., 3.90%, 9/28/23	125,000	134,240
		316,152
GAS - 0.6%
East Ohio Gas Co. (The), 1.30%, 6/15/25 (b)	50,000	50,474
NiSource, Inc.
3.49%, 5/15/27	400,000	440,177
3.60%, 5/1/30	25,000	27,708
		518,359
HEALTHCARE-PRODUCTS - 0.8%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	50,000	53,532
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	130,425
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	76,474
Thermo Fisher Scientific, Inc., 3.65%, 12/15/25	200,000	220,701
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	175,000	191,731
		672,863
	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 0.9%
Adventist Health System, 2.95%, 3/1/29	$25,000	$26,377
Banner Health, 2.34%, 1/1/30	145,000	147,496
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	48,967
CommonSpirit Health, 3.91%, 10/1/50	110,000	120,998
Rush Obligated Group, 3.92%, 11/15/29	60,000	67,988
Stanford Health Care, 3.31%, 8/15/30	35,000	38,642
Sutter Health
2.29%, 8/15/30	25,000	25,239
4.09%, 8/15/48	225,000	269,795
		745,502
INSURANCE - 1.1%
AIA Group Ltd., 3.20%, 3/11/25 (b)	200,000	212,656
American International Group, Inc.
3.90%, 4/1/26	175,000	195,368
3.40%, 6/30/30	50,000	54,887
Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	100,000	117,318
New York Life Insurance Co., 3.75%, 5/15/50 (b)	50,000	55,878
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	81,313
2.13%, 6/15/30	100,000	99,691
Willis North America, Inc., 2.95%, 9/15/29	50,000	52,551
XLIT Ltd., 4.45%, 3/31/25	50,000	56,116
		925,778
INTERNET - 0.1%
Expedia Group, Inc., 2.95%, 3/15/31	50,000	50,758
IRON & STEEL - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	31,382
MACHINERY-DIVERSIFIED - 0.3%
Otis Worldwide Corp., 2.57%, 2/15/30	250,000	259,175
MEDIA - 1.0%
Comcast Corp.
3.70%, 4/15/24	150,000	162,666
3.10%, 4/1/25	50,000	54,077
3.95%, 10/15/25	125,000	140,112
3.30%, 4/1/27	125,000	137,853
3.75%, 4/1/40	25,000	28,218
Fox Corp.
4.03%, 1/25/24	75,000	81,253
4.71%, 1/25/29	50,000	58,753
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	217,584
		880,516
MINING - 0.6%
Glencore Funding LLC
4.63%, 4/29/24 (b)	250,000	274,044
1.63%, 4/27/26 (b)	75,000	75,288
Newcrest Finance Pty Ltd., 3.25%, 5/13/30 (b)	25,000	26,893
Newmont Corp., 2.25%, 10/1/30	150,000	149,759
		525,984

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
MISCELLANEOUS MANUFACTURING - 0.1%
General Electric Co.
2.70%, 10/9/22	$25,000	$25,686
3.45%, 5/1/27	25,000	27,501
		53,187
OIL & GAS - 2.1%
BP Capital Markets America, Inc.
3.22%, 4/14/24	25,000	26,659
3.41%, 2/11/26	50,000	54,732
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	400,000	446,400
Lukoil Securities BV, 3.88%, 5/6/30	200,000	211,432
Marathon Petroleum Corp.
4.50%, 5/1/23	125,000	133,294
3.63%, 9/15/24	50,000	53,801
3.80%, 4/1/28	25,000	27,864
Occidental Petroleum Corp., 2.90%, 8/15/24	150,000	153,375
Phillips 66
3.70%, 4/6/23	75,000	79,175
3.85%, 4/9/25	25,000	27,517
1.30%, 2/15/26	25,000	24,993
3.90%, 3/15/28	150,000	168,397
Suncor Energy, Inc.
2.80%, 5/15/23	50,000	51,995
3.10%, 5/15/25	75,000	80,163
Valero Energy Corp.
2.70%, 4/15/23	150,000	155,495
2.85%, 4/15/25	75,000	79,502
		1,774,794
PHARMACEUTICALS - 1.5%
AbbVie, Inc.
4.05%, 11/21/39	125,000	144,929
4.88%, 11/14/48	25,000	32,512
4.25%, 11/21/49	175,000	210,343
Bristol-Myers Squibb Co., 3.90%, 2/20/28	25,000	28,603
Cigna Corp., 3.40%, 3/15/50	200,000	208,961
CVS Health Corp.
2.63%, 8/15/24	30,000	31,661
3.88%, 7/20/25	25,000	27,612
4.78%, 3/25/38	75,000	92,128
5.13%, 7/20/45	25,000	32,550
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	205,000	203,591
Zoetis, Inc., 2.00%, 5/15/30	225,000	224,206
		1,237,096
PIPELINES - 2.3%
Enbridge, Inc., 2.50%, 8/1/33	125,000	125,186
Energy Transfer LP
4.20%, 9/15/23	175,000	187,158
2.90%, 5/15/25	100,000	105,235
5.25%, 4/15/29	100,000	118,218
5.30%, 4/15/47	25,000	29,265
	Shares/ Principal	Fair Value
PIPELINES - 2.3% (Continued)
5.40%, 10/1/47	$50,000	$59,271
Enterprise Products Operating LLC, 3.70%, 2/15/26	300,000	331,997
MPLX LP
4.80%, 2/15/29	50,000	58,717
2.65%, 8/15/30	125,000	126,296
4.50%, 4/15/38	75,000	86,126
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	100,000	107,420
5.63%, 3/1/25	275,000	314,403
5.00%, 3/15/27	100,000	115,526
Williams Cos., Inc. (The), 4.00%, 9/15/25	175,000	193,820
		1,958,638
REITS - 2.7%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/26	75,000	83,631
3.38%, 8/15/31	75,000	82,526
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	58,156
2.38%, 7/15/31	30,000	29,554
American Tower Corp.
3.38%, 5/15/24	200,000	213,911
2.40%, 3/15/25	125,000	130,627
Camden Property Trust
3.15%, 7/1/29	75,000	81,560
2.80%, 5/15/30	75,000	79,558
Crown Castle International Corp.
3.15%, 7/15/23	100,000	104,975
3.65%, 9/1/27	75,000	82,639
CubeSmart LP, 4.38%, 12/15/23	75,000	81,003
Essex Portfolio LP, 3.00%, 1/15/30	75,000	78,975
Federal Realty Investment Trust, 3.25%, 7/15/27	150,000	161,643
Healthcare Realty Trust, Inc., 2.05%, 3/15/31	50,000	48,390
Kilroy Realty LP, 4.75%, 12/15/28	100,000	116,220
National Retail Properties, Inc., 3.90%, 6/15/24	45,000	48,585
Regency Centers LP, 2.95%, 9/15/29	125,000	131,760
Spirit Realty LP, 3.40%, 1/15/30	100,000	106,689
UDR, Inc., 2.10%, 8/1/32	25,000	24,035
VEREIT Operating Partnership LP
4.63%, 11/1/25	200,000	226,524
4.88%, 6/1/26	75,000	86,432
3.40%, 1/15/28	25,000	27,210
2.85%, 12/15/32	75,000	78,448
WP Carey, Inc.
4.60%, 4/1/24	25,000	27,302
4.00%, 2/1/25	30,000	32,727
3.85%, 7/15/29	75,000	83,085
2.40%, 2/1/31	25,000	24,898
		2,331,063
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
RETAIL - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28 (b)	$100,000	$96,500
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (b)	50,000	54,980
Costco Wholesale Corp., 1.75%, 4/20/32	75,000	73,959
Dollar Tree, Inc.
4.00%, 5/15/25	75,000	82,816
4.20%, 5/15/28	125,000	142,708
McDonald's Corp., 4.45%, 9/1/48	25,000	31,170
Starbucks Corp., 3.80%, 8/15/25	150,000	166,028
Tractor Supply Co., 1.75%, 11/1/30	50,000	47,692
		695,853
SAVINGS & LOANS - 0.3%
Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30 (a),(b)	200,000	224,753
SEMICONDUCTORS - 0.6%
Broadcom, Inc.
3.42%, 4/15/33 (b)	150,000	157,705
3.47%, 4/15/34 (b)	165,000	173,687
3.50%, 2/15/41 (b)	25,000	25,656
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30 (b)	50,000	54,628
2.50%, 5/11/31 (b)	125,000	126,612
		538,288
SOFTWARE - 1.0%
Fiserv, Inc.
2.75%, 7/1/24	150,000	158,259
3.20%, 7/1/26	150,000	162,397
4.20%, 10/1/28	100,000	115,049
Oracle Corp.
2.88%, 3/25/31	125,000	130,221
3.60%, 4/1/40	75,000	79,177
3.60%, 4/1/50	75,000	77,184
ServiceNow, Inc., 1.40%, 9/1/30	175,000	164,423
		886,710
TELECOMMUNICATIONS - 3.8%
AT&T, Inc.
2.30%, 6/1/27	275,000	284,730
2.75%, 6/1/31	100,000	104,018
2.55%, 12/1/33 (b)	175,000	173,610
5.25%, 3/1/37	125,000	157,586
4.90%, 8/15/37	50,000	61,632
4.85%, 3/1/39	85,000	103,330
3.50%, 6/1/41	100,000	103,973
5.15%, 11/15/46	25,000	32,025
5.15%, 2/15/50	25,000	32,192
3.65%, 6/1/51	50,000	52,453
3.50%, 9/15/53 (b)	25,000	25,138
T-Mobile USA, Inc.
3.50%, 4/15/25	125,000	135,481
	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 3.8% (Continued)
1.50%, 2/15/26	$50,000	$50,382
3.75%, 4/15/27	200,000	221,000
2.05%, 2/15/28	225,000	228,206
3.88%, 4/15/30	175,000	195,394
3.00%, 2/15/41	50,000	49,384
Verizon Communications, Inc.
2.10%, 3/22/28	225,000	229,819
4.33%, 9/21/28	313,000	363,858
4.02%, 12/3/29	25,000	28,659
3.15%, 3/22/30	100,000	107,920
2.55%, 3/21/31	150,000	153,493
5.25%, 3/16/37	100,000	131,429
4.86%, 8/21/46	175,000	226,570
		3,252,282
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	82,745
FedEx Corp., 3.40%, 2/15/28	25,000	27,760
		110,505
TOTAL CORPORATE BONDS AND NOTES (Cost - $35,684,804)		38,345,936
AGENCY MORTGAGE BACKED SECURITIES - 22.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.8%
Freddie Mac Pool
4.00%, 1/1/49	476,702	521,055
3.00%, 12/1/50	911,059	964,804
		1,485,859
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.6%
Fannie Mae Pool
4.50%, 6/1/31	428,781	474,166
4.50%, 7/1/48	712,317	766,677
5.00%, 11/1/48	449,724	505,861
Federal National Mortgage Association
2.00%, 7/1/51 (d)	1,000,000	1,010,938
2.50%, 7/1/51 (d)	1,000,000	1,034,688
3.00%, 7/1/51 (d)	2,000,000	2,085,312
4.50%, 7/1/51 (d)	(1,000,000)	(1,076,563)
		4,801,079
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.4%
Ginnie Mae
3.00%, 7/20/50 (d)	1,000,000	1,043,281
2.50%, 7/20/51 (d)	6,000,000	6,210,937
Ginnie Mae II Pool
3.50%, 4/20/47	348,270	368,630
3.50%, 12/20/47	455,007	480,947
4.50%, 2/20/48	269,055	291,181
4.50%, 5/20/48	272,395	291,964
4.50%, 8/20/48	341,401	366,101
5.00%, 8/20/48	77,370	83,198

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.4% (Continued)
4.50%, 9/20/48	$1,206,550	$1,293,841
5.00%, 10/20/48	446,995	480,119
5.00%, 11/20/48	291,208	312,787
5.00%, 12/20/48	145,840	156,647
5.00%, 1/20/49	451,956	489,829
4.00%, 2/20/49	352,559	375,759
4.50%, 3/20/49	12,239	13,124
5.00%, 3/20/49	199,877	216,686
4.00%, 5/20/49	327,668	346,448
4.50%, 10/20/49	302,127	323,986
		13,145,465
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $19,243,385)		19,432,403
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 8.1%
ASSURANT CLO LTD., 1.23%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,500,000	1,500,177
Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (b)	100,000	89,814
Catamaran CLO 2013-1 Ltd., 1.03%, (3 Month US Libor + 0.85%), 1/27/28 (a),(b)	186,128	186,130
Cathedral Lake VI Ltd., 2.07%, (3 Month US Libor + 1.95%), 4/25/34 (a),(b)	350,000	350,311
CBAM 2018-5 Ltd., 1.21%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	350,000	350,021
COMM 2017-COR2 Mortgage Trust, 3.00%, 9/10/50 (b)	100,000	94,956
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (b)	200,000	213,806
Elmwood CLO IV Ltd., 1.42%, (3 Month US Libor + 1.24%), 4/15/33 (a),(b)	600,000	602,243
Harben Finance 2017-1 PLC, 0.88%, (3 Month GBP Libor + 0.80%), 8/20/56 (a)	85,031	117,551
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (b),(e)	122,646	124,834
London Wall Mortgage Capital PLC, 0.94%, (3 Month GBP Libor + 0.85%), 11/15/49 (a)	92,688	128,321
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	251,088
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	528,480
OCP CLO 2015-10 Ltd., 1.00%, (3 Month US Libor + 0.82%), 10/26/27 (a),(b)	178,596	178,603
PHEAA Student Loan Trust 2012-1, 0.64%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	231,050	230,790
TICP CLO X Ltd., 1.19%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,550,000	1,547,495
Wellfleet CLO X LTD., 1.34%, (3 Month US Libor + 1.17%), 7/20/32 (a),(b)	375,000	375,099
Wells Fargo Mortgage Backed Securities 2019-3 Trust, 3.50%, 7/25/49 (b),(e)	19,350	19,557
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $6,880,160)		6,889,276
	Shares/ Principal		Fair Value
U.S. TREASURY SECURITIES - 7.6%
U.S. Treasury Note
0.13%, 3/31/23		$850,000	$848,639
0.75%, 3/31/26		2,230,000	2,221,028
1.13%, 2/29/28		1,150,000	1,147,394
1.25%, 3/31/28		1,130,000	1,135,297
4.25%, 5/15/39		440,000	602,439
Federal Farm Credit Banks Funding Corp., 1.70%, 4/23/35		540,000	533,819
TOTAL U.S. TREASURY SECURITIES (Cost - $6,492,874)			6,488,616
SOVEREIGN DEBTS - 2.2%
Colombia Government International Bond, 3.00%, 1/30/30		200,000	196,126
Mexico Government International Bond
3.25%, 4/16/30		290,000	299,582
3.77%, 5/24/61		200,000	186,076
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26		520,000	590,517
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	17,589
Qatar Government International Bond, 4.50%, 4/23/28 (b)		200,000	236,000
Romanian Government International Bond
2.12%, 7/16/31	EUR	30,000	36,688
2.00%, 1/28/32 (b)	EUR	70,000	83,843
Saudi Government International Bond, 3.63%, 3/4/28		210,000	232,029
TOTAL SOVEREIGN DEBTS (Cost - $1,779,799)			1,878,450
MUNICIPAL BONDS - 1.4%
Bay Area Toll Authority, 1.63%, 4/1/28		10,000	10,064
California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	29,909
City of Tucson
1.46%, 7/1/28		5,000	4,921
1.93%, 7/1/31		30,000	29,614
Metropolitan Transportation Authority
5.99%, 11/15/30		25,000	32,003
5.18%, 11/15/49		160,000	215,994
Municipal Improvement Corp. of Los Angeles
1.65%, 11/1/28		35,000	34,522
2.07%, 11/1/30		95,000	94,654
New Jersey Turnpike Authority
1.48%, 1/1/28		5,000	4,971
7.10%, 1/1/41		25,000	40,001
San Francisco Municipal Transportation Agency, 1.30%, 3/1/28		25,000	24,593
State of California, 7.60%, 11/1/40		175,000	305,627
State of Illinois, 5.10%, 6/1/33 (f)		265,000	311,598
TOTAL MUNICIPAL BONDS (Cost - $979,323)			1,138,471

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 23.2%
MONEY MARKET FUNDS - 22.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (g) (Cost - $19,181,914)	19,181,914	$19,181,914
COMMERCIAL PAPER - 0.7%
National Bank of Canada, 0.15%, 7/20/21 (Cost - $599,952) (h)	600,000	599,972
TOTAL SHORT-TERM INVESTMENTS (Cost - $19,781,866)		19,781,886
TOTAL INVESTMENTS - 110.3% (Cost - $90,842,211)		$93,955,038
OTHER ASSETS LESS LIABILITIES - NET (10.3)%		(8,766,121)
TOTAL NET ASSETS - 100.0%		$85,188,917

†  Represents less than 0.05%.

(a)  Variable rate security. The rate shown is the rate in effect at period end.

(b)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $10,776,521 or 12.7% of net assets.

(c)  Step coupon.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  Sinking bond security.

(g)  The rate shown is the annualized seven-day yield at period end.

(h)  Rate shown represents discount rate at the time of purchase.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	45.0%
Agency Mortgage Backed Securities	22.8%
Short-Term Investments	22.5%
Asset Backed and Commercial Backed Securities	8.1%
U.S. Treasury Securities	7.6%
Sovereign Debts	2.2%
Municipal Bonds	1.4%
Commercial Paper Short-Term	0.7%
Other Assets less Liabilities - Net	(10.3)%
100.0%

Derivative exposure is included in "Other Assets Less Liabilities - Net".

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Credit Suisse	51	9/21/2021	$6,757,500	$22,674
U.S. 2 Year Note Future	Credit Suisse	24	9/30/2021	5,287,687	(3,742)
U.S. Long Bond Future	Credit Suisse	16	9/21/2021	2,572,000	54,166
U.S. Ultra Bond Future	Credit Suisse	41	9/21/2021	7,900,187	292,347
					365,445
SHORT FUTURES CONTRACTS
Euro-Bund Future	Credit Suisse	1	9/8/2021	204,698	225
EURO-BUXL 30 Year Bond Future	Credit Suisse	1	9/8/2021	159,088	(24)
U.S. 10 Year Ultra Future	Credit Suisse	19	9/21/2021	2,796,859	(50,415)
U.S. 5 Year Note Future	Credit Suisse	42	9/30/2021	5,184,047	15,722
					(34,492)
	TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$330,953

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	0.1%	3 Month Australian Bill	02/22/23	6,160,000	AUD	$(3,407)	$(2,145)	$(1,262)
Credit Suisse	Semi-Annually	0.80%	3 Month Canadian Dollar Offered Rate	02/28/23	7,760,000 CAD		(4,833)	886	(5,719)
Credit Suisse	Semi-Annually	0.75%	3 Month Canadian Dollar Offered Rate	03/01/23	12,130,000 CAD		(13,490)	(2,867)	(10,623)
Credit Suisse	Quarterly	3 Month US Libor	0.28%	03/03/23	9,480,000		4,494	1,952	2,542
Credit Suisse	Semi-Annually	1.10%	3 Month Canadian Dollar Offered Rate	06/15/23	4,060,000 CAD		(168)	108	(276)
Credit Suisse	Quarterly	3 Month US Libor	0.45%	06/15/23	3,250,000		(286)	(68)	(218)
Credit Suisse	Quarterly	0.25%	3 Month US Libor	09/15/23	3,560,000		(9,894)	(1,375)	(8,519)
Credit Suisse	Semi-Annually	0.70%	3 Month Canadian Dollar Offered Rate	11/20/23	1,910,000 CAD		(10,512)	1,637	(12,149)
Credit Suisse	Quarterly	0.50%	3 Month Australian Bill	01/25/24	3,160,000	AUD	(5,225)	4,037	(9,262)
Credit Suisse	Quarterly	0.50%	3 Month Australian Bill	02/26/24	1,840,000	AUD	(701)	4,019	(4,720)
Credit Suisse	Quarterly	3 Month Australian Bill	0.49%	06/28/24	580,000 AUD		(130)	24	(154)
Credit Suisse	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	3,160,000		(211)	880	(1,091)
Credit Suisse	Quarterly	3 Month Australian Bill	0.40%	09/16/24	960,000 AUD		3,422	832	2,590
Credit Suisse	Quarterly	0.25%	3 Month US Libor	09/16/24	770,000		(8,830)	(6,998)	(1,832)
Credit Suisse	Semi-Annually	6 Month Australian Bill	1.55%	02/23/26	1,110,000 AUD		(2,317)	(1,686)	(631)
Credit Suisse	Quarterly	0.50%	3 Month Stibor	09/15/26	14,310,000	SEK	6,562	9,648	(3,086)
Credit Suisse	Yearly	0.00%	Sterling Overnight Interbank Average Rate	09/15/26	2,140,000 GBP		(73,010)	(71,982)	(1,028)
Credit Suisse	Quarterly	3 Month US Libor	0.50%	09/15/26	830,000		20,903	20,163	740
Credit Suisse	Yearly	Euro Short-Term Rate	-0.50%	09/15/26	950,000 EUR		7,755	7,004	751
Credit Suisse	Semi-Annually	0.05%	6 Month Euribor	05/21/30	1,200,000	EUR	(18,823)	13,659	(32,482)
Credit Suisse	Semi-Annually	1.24%	6 Month Australian Bill	10/28/30	570,000	AUD	(18,896)	(14,964)	(3,932)
Credit Suisse	Semi-Annually	6 Month Norway Ibor	1.24%	10/29/30	4,780,000 NOK		16,072	15,792	280
Credit Suisse	Semi-Annually	1.71%	6 Month Australian Bill	01/21/31	850,000	AUD	(15,280)	(14,171)	(1,109)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	1.00%	01/27/31	480,000 GBP		(2,140)	2,181	(4,321)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	1.00%	02/10/31	560,000 GBP		(2,410)	2,341	(4,751)
Credit Suisse	Semi-Annually	0.50%	6 Month Euribor	02/12/31	800,000	EUR	4,277	9,857	(5,580)
Credit Suisse	Semi-Annually	2.50%	6 Month Australian Bill	02/24/31	1,070,000	AUD	9,494	(6,297)	15,791
Credit Suisse	Quarterly	2.21%	3 Month US Libor	02/25/31	440,000		6,392	(1,278)	7,670
Credit Suisse	Quarterly	1.27%	3 Month Stibor	05/12/31	3,400,000	SEK	2,164	(568)	2,732
Credit Suisse	Semi-Annually	6 Month Norway Ibor	2.13%	05/12/31	3,150,000 NOK		(3,916)	598	(4,514)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.25%	09/15/31	1,180,000 GBP		75,767	81,555	(5,788)
Credit Suisse	Semi-Annually	1.25%	3 Month Canadian Dollar Offered Rate	09/15/31	650,000 CAD		(30,816)	(31,958)	1,142
Credit Suisse	Semi-Annually	6 Month JPY Libor	0.00%	09/16/31	63,000,000 JPY		5,452	5,403	49
Credit Suisse	Semi-Annually	2.00%	6 Month Australian Bill	09/15/31	290,000	AUD	7,699	8,888	(1,189)
Credit Suisse	Quarterly	1.00%	3 Month Stibor	09/15/31	2,710,000	SEK	6,199	5,807	392
Credit Suisse	Semi-Annually	6 Month Norway Ibor	2.00%	09/15/31	2,950,000 NOK		(9,478)	(6,851)	(2,627)
Credit Suisse	Semi-Annually	6 Month Euribor	-0.25%	09/15/31	70,000	EUR	3,196	3,280	(84)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	3 Month US Libor	2.43%	02/25/36	520,000		$(7,654)	$617	$(8,271)
Credit Suisse	Semi-Annually	6 Month Euribor	0.26%	05/21/40	650,000	EUR	45,254	3,131	42,123
Credit Suisse	Semi-Annually	6 Month Australian Bill	2.75%	02/25/41	340,000 AUD		(5,163)	3,196	(8,359)
Credit Suisse	Quarterly	3 Month US Libor	1.25%	09/15/51	300,000		37,777	50,948	(13,171)
Credit Suisse	Semi-Annually	1.75%	3 Month Canadian Dollar Offered Rate	09/15/51	410,000 CAD		(37,280)	(47,065)	9,785
Credit Suisse	Semi-Annually	6 Month JPY Libor	0.25%	09/15/51	21,770,000	JPY	15,012	14,439	573
Credit Suisse	Semi-Annually	6 Month Euribor	0.00%	09/15/51	20,000	EUR	3,293	3,391	(98)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$(3,686)	$66,000	$(69,686)

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	CD CDX.IG.28	Quarterly	Buy	1.00%	–	BBB	06/20/22	2,225,000	$17,569	$14,892	$2,677
Credit Suisse	CDX.NA.IG.34	Quarterly	Buy	1.00%	–	BBB	06/20/23	1,475,000	22,452	12,429	10,023
Credit Suisse	CD BA	Quarterly	Buy	1.00%	–	BBB-	06/20/24	100,000	434	1,424	(990)
Credit Suisse	CD PRU	Quarterly	Buy	1.00%	–	A	06/20/24	175,000	3,833	1,873	1,960
Credit Suisse	CD INDON	Quarterly	Buy	1.00%	–	BBB	06/20/24	550,000	10,304	2,113	8,191
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	–	BBB-	12/20/24	50,000	752	(299)	1,051
Credit Suisse	CD CD.NA.IG.34	Quarterly	Buy	1.00%	–	BBB	06/20/25	625,000	12,968	7,083	5,885
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	–	BBB-	06/20/26	20,000	170	87	83
Credit Suisse	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB+	06/20/26	325,000	4,624	4,390	234
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$73,106	$43,992	$29,114

*	Using S&P's rating of the issuer or the underlying securities of the index.

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
08/05/21	Morgan Stanley	268,684	USD	189,146	GBP	$7,364
08/20/21	Morgan Stanley	63,356	AUD	49,138	USD	(1,563)
09/10/21	Morgan Stanley	69,255	EUR	82,962	USD	(712)
09/15/21	Morgan Stanley	246,690	AUD	185,895	USD	(632)
09/15/21	Morgan Stanley	281,680	CAD	228,884	USD	(1,417)
09/15/21	Morgan Stanley	30,034	CAD	24,870	USD	(617)
09/15/21	Morgan Stanley	412,039	EUR	502,295	USD	(12,883)
09/15/21	Morgan Stanley	38,525	GBP	54,725	USD	(1,500)
09/15/21	Morgan Stanley	29,597,498	JPY	270,719	USD	(3,875)
09/15/21	Morgan Stanley	1,839,403	NOK	180,608	EUR	(702)
09/15/21	Morgan Stanley	264,977	NZD	185,969	USD	(857)
09/15/21	Morgan Stanley	2,071,544	SEK	204,568	EUR	(585)
09/15/21	Morgan Stanley	220,543	USD	284,467	AUD	6,910
09/15/21	Morgan Stanley	271,333	USD	327,673	CAD	6,725
09/15/21	Morgan Stanley	271,800	USD	30,113,754	JPY	302
09/15/21	Morgan Stanley	283,230	USD	2,339,355	NOK	11,293
09/15/21	Morgan Stanley	234,600	USD	325,289	NZD	7,355
09/15/21	Morgan Stanley	278,014	USD	2,296,788	SEK	9,260
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$23,866

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 0.8%
Northrop Grumman Corp.	507	$184,259
Teledyne Technologies, Inc.*	138	57,799
		242,058
AIR FREIGHT & LOGISTICS - 2.3%
Deutsche Post AG	3,560	242,162
FedEx Corp.	615	183,473
United Parcel Service, Inc., Class B	1,075	223,568
		649,203
AUTO COMPONENTS - 0.6%
Magna International, Inc.	1,200	111,220
Riken Corp.	1,300	29,926
Toyo Tire Corp.	900	19,040
Toyota Boshoku Corp.	900	18,626
		178,812
AUTOMOBILES - 2.0%
Bayerische Motoren Werke AG	228	24,148
Ford Motor Co.*	11,375	169,032
General Motors Co.*	3,069	181,593
Mazda Motor Corp.*	7,400	69,606
Stellantis NV	2,949	57,893
Subaru Corp.	900	17,771
Tesla, Inc.*	76	51,657
		571,700
BANKS - 3.8%
Banco Bilbao Vizcaya Argentaria SA	20,555	127,439
Bankinter SA	8,662	43,544
Barclays PLC	1,701	4,021
BNP Paribas SA	2,570	161,135
Citigroup, Inc.	3,044	215,363
Commonwealth Bank of Australia	922	69,129
DBS Group Holdings Ltd.	363	8,050
JPMorgan Chase & Co.	742	115,411
KeyCorp	4,526	93,462
National Bank of Canada	1,300	97,392
PacWest Bancorp	1,970	81,085
Societe Generale SA	1,561	46,021
Zions Bancorp NA	288	15,224
		1,077,276
BEVERAGES - 0.1%
Treasury Wine Estates Ltd.	1,638	14,363
BIOTECHNOLOGY - 1.5%
AbbVie, Inc.	167	18,811
Biogen, Inc.*	272	94,185
Gilead Sciences, Inc.	2,785	191,775
Moderna, Inc.*	46	10,809
Vertex Pharmaceuticals, Inc.*	568	114,526
		430,106
	Shares/ Principal	Fair Value
CAPITAL MARKETS - 2.3%
Bank of New York Mellon Corp. (The)	530	$27,152
CI Financial Corp.	700	12,860
Interactive Brokers Group, Inc., Class A	293	19,259
Intercontinental Exchange, Inc.	645	76,562
Jefferies Financial Group, Inc.	5,351	183,004
Moody's Corp.	378	136,976
Nomura Holdings, Inc.	7,500	38,368
S&P Global, Inc.	296	121,493
UBS Group AG	3,462	53,034
		668,708
CHEMICALS - 1.7%
Axalta Coating Systems Ltd.*	4,439	135,345
Celanese Corp.	1,095	166,002
CF Industries Holdings, Inc.	769	39,565
LANXESS AG	405	27,770
Sika AG	127	41,562
Tessenderlo Group SA*	137	5,784
Tosoh Corp.	1,600	27,620
Westlake Chemical Corp.	395	35,586
		479,234
COMMUNICATIONS EQUIPMENT - 0.3%
Telefonaktiebolaget LM Ericsson, Class B	7,440	93,572
CONSTRUCTION & ENGINEERING - 0.3%
Morgan Sindall Group PLC	1,390	41,380
Sumitomo Densetsu Co. Ltd.	2,300	47,372
		88,752
CONSUMER FINANCE - 1.5%
Ally Financial, Inc.	3,191	159,039
Capital One Financial Corp.	651	100,703
Synchrony Financial	3,409	165,405
		425,147
DISTRIBUTORS - 0.0%†
SPK Corp.	1,000	11,947
DIVERSIFIED FINANCIAL SERVICES - 2.1%
Berkshire Hathaway, Inc., Class B*	1,193	331,559
Investor AB, Class A	6,692	152,860
ORIX Corp.	6,200	104,711
		589,130
DIVERSIFIED TELECOMMUNICATION - 1.0%
Deutsche Telekom AG	1,534	32,403
Liberty Global PLC, Class C*	5,525	149,396
Nippon Telegraph & Telephone Corp.	3,500	91,276
		273,075
ELECTRIC UTILITIES - 0.1%
Iberdrola SA	2,501	30,490

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 1.5%
AMETEK, Inc.	709	$94,651
Legrand SA	185	19,583
Mitsubishi Electric Corp.	4,100	59,566
Schneider Electric SE	1,563	245,931
		419,731
ENERGY EQUIPMENT & SERVICES - 0.4%
Baker Hughes Co.	5,339	122,103
Worley Ltd.	398	3,574
		125,677
ENTERTAINMENT - 1.6%
Activision Blizzard, Inc.	344	32,831
Netflix, Inc.*	109	57,575
Roku, Inc.*	166	76,235
Walt Disney Co. (The)*	1,697	298,282
		464,923
EQUITY REAL ESTATE INVESTMENT - 3.2%
American Homes 4 Rent, Class A	734	28,516
Camden Property Trust	1,104	146,467
Duke Realty Corp.	95	4,498
Equity LifeStyle Properties, Inc.	2,312	171,805
Extra Space Storage, Inc.	32	5,242
First Industrial Realty Trust, Inc.	1,765	92,186
Gecina SA	95	14,556
Goodman Group	4,586	72,887
Invitation Homes, Inc.	4,310	160,720
Prologis, Inc.	1,749	209,058
		905,935
FOOD & STAPLES RETAILING - 2.6%
Alimentation Couche-Tard, Inc., Class B	400	14,714
Costco Wholesale Corp.	663	262,329
Kesko Oyj, Class B	1,078	39,822
Koninklijke Ahold Delhaize NV	3,164	94,067
Walgreens Boots Alliance, Inc.	1,541	81,072
Walmart, Inc.	1,775	250,311
		742,315
FOOD PRODUCTS - 0.3%
Archer-Daniels-Midland Co.	1,094	66,296
Orkla ASA	577	5,881
		72,177
GAS UTILITIES - 0.2%
Superior Plus Corp.	3,600	44,393
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Align Technology, Inc.*	156	95,316
Danaher Corp.	723	194,024
Hologic, Inc.*	1,537	102,549
Intuitive Surgical, Inc.*	32	29,428
West Pharmaceutical Services, Inc.	321	115,271
		536,588
	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Anthem, Inc.	271	$103,468
Cigna Corp.	573	135,841
HCA Healthcare, Inc.	928	191,854
Universal Health Services, Inc., Class B	344	50,372
		481,535
HOTELS, RESTAURANTS & LEISURE - 1.0%
Marriott International, Inc., Class A*	1,100	150,172
Penn National Gaming, Inc.*	46	3,518
Tokyotokeiba Co. Ltd.	700	28,602
Vail Resorts, Inc.*	338	106,984
		289,276
HOUSEHOLD DURABLES - 0.5%
DR Horton, Inc.	678	61,271
JVCKenwood Corp.	4,400	9,396
Panasonic Corp.	1,000	11,582
Tempur Sealy International, Inc.	1,528	59,882
		142,131
HOUSEHOLD PRODUCTS - 0.1%
Henkel AG & Co. KGaA	212	19,522
INDUSTRIAL CONGLOMERATES - 0.1%
Melrose Industries PLC	12,256	26,260
INSURANCE - 2.5%
AIA Group Ltd.	800	9,941
American Financial Group, Inc./OH	166	20,704
Aon PLC, Class A	789	188,382
Arch Capital Group Ltd.*	4,180	162,769
Chubb Ltd.	825	131,126
Globe Life, Inc.	530	50,482
Legal & General Group PLC	5,826	20,732
Primerica, Inc.	273	41,807
W R Berkley Corp.	1,253	93,261
		719,204
INTERACTIVE MEDIA & SERVICES - 5.6%
Alphabet, Inc., Class A*	123	300,340
Alphabet, Inc., Class C*	248	621,567
Facebook, Inc., Class A*	1,798	625,183
Pinterest, Inc., Class A*	700	55,265
		1,602,355
INTERNET & DIRECT MARKETING RETAIL - 3.4%
Amazon.com, Inc.*	260	894,442
eBay, Inc.	826	57,993
Wayfair, Inc., Class A*	98	30,940
		983,375

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
IT SERVICES - 6.0%
Accenture PLC, Class A	349	$102,882
Cognizant Technology Solutions Corp., Class A	1,590	110,123
Fidelity National Information Services, Inc.	985	139,545
Fujitsu Ltd.	300	56,221
Gartner, Inc.*	213	51,589
International Business Machines Corp.	1,413	207,132
NEC Corp.	1,200	61,843
NTT Data Corp.	6,100	95,246
PayPal Holdings, Inc.*	1,178	343,363
VeriSign, Inc.*	261	59,427
Visa, Inc., Class A	1,464	342,313
Western Union Co. (The)	6,028	138,463
		1,708,147
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Eurofins Scientific SE	1,058	120,951
Gerresheimer AG	56	6,193
IQVIA Holdings, Inc.*	710	172,047
Lonza Group AG	244	173,111
Mettler-Toledo International, Inc.*	125	173,168
Sartorius Stedim Biotech	88	41,629
Tecan Group AG	95	47,112
Thermo Fisher Scientific, Inc.	491	247,695
		981,906
MACHINERY - 2.4%
CNH Industrial NV*	6,197	102,335
NGK Insulators Ltd.	5,700	95,728
Otis Worldwide Corp.	1,943	158,879
Parker-Hannifin Corp.	569	174,746
Techtronic Industries Co. Ltd.	4,000	69,844
Volvo AB, Class B	4,026	96,929
		698,461
MARINE - 1.6%
AP Moller - Maersk A/S, Class A	31	86,120
AP Moller - Maersk A/S, Class B	24	68,989
Kuehne + Nagel International AG	208	71,242
Nippon Yusen KK	3,500	177,539
Stolt-Nielsen Ltd.	3,272	47,834
		451,724
MEDIA - 0.7%
News Corp., Class A	2,573	66,306
Nexstar Media Group, Inc., Class A	355	52,498
Omnicom Group, Inc.	566	45,274
Publicis Groupe SA	641	41,003
		205,081
	Shares/ Principal	Fair Value
METALS & MINING - 3.0%
Anglo American PLC	2,333	$92,579
Aurubis AG	54	5,005
BHP Group PLC	5,708	167,957
Boliden AB	1,580	60,782
Fortescue Metals Group Ltd.	5,572	97,635
Franco-Nevada Corp.	500	72,636
Hitachi Metals Ltd.*	1,700	32,533
JFE Holdings, Inc.	2,000	23,444
Norsk Hydro ASA	11,305	72,177
Rio Tinto Ltd.	176	16,733
Rio Tinto PLC, ADR	2,278	191,102
SSAB AB, Class B, Series B*	8,029	35,140
		867,723
MULTILINE RETAIL - 0.3%
Kohl's Corp.	656	36,152
Tokmanni Group Corp.	1,174	32,467
Wesfarmers Ltd.	467	20,721
		89,340
MULTI-UTILITIES - 1.3%
CMS Energy Corp.	2,275	134,407
Dominion Energy, Inc.	1,393	102,483
DTE Energy Co.	346	44,842
MDU Resources Group, Inc.	2,975	93,236
		374,968
OIL, GAS & CONSUMABLE FUELS - 1.5%
BP PLC, ADR	3,029	80,026
Hess Corp.	1,404	122,597
Inpex Corp.	6,200	46,309
Lundin Energy AB	4,281	151,574
Royal Dutch Shell PLC, Class A*	670	13,511
Royal Dutch Shell PLC, Class B, ADR	214	8,310
		422,327
PERSONAL PRODUCTS - 1.3%
Estee Lauder Cos, Inc. (The), Class A	560	178,125
L'Oreal SA	450	200,547
		378,672
PHARMACEUTICALS - 4.3%
Astellas Pharma, Inc.	4,500	78,433
Daiichi Sankyo Co. Ltd.	2,300	49,620
Johnson & Johnson	2,247	370,171
Merck & Co., Inc.	1,008	78,392
Merck KGaA	829	158,969
Santen Pharmaceutical Co. Ltd.	2,400	33,084
Sumitomo Dainippon Pharma Co. Ltd.	7,000	146,824
Takeda Pharmaceutical Co. Ltd.	3,200	107,224
Zoetis, Inc.	1,162	216,550
		1,239,267

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
PROFESSIONAL SERVICES - 0.1%
ManpowerGroup, Inc.	97	$11,534
Randstad NV	55	4,207
		15,741
ROAD & RAIL - 1.0%
ALD SA (a)	967	14,495
AMERCO	54	31,828
Canadian National Railway Co.	500	52,810
Ichinen Holdings Co. Ltd.	800	8,765
Old Dominion Freight Line, Inc.	730	185,274
		293,172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Applied Materials, Inc.	1,601	227,982
ASM International NV	68	22,338
ASML Holding NV	292	200,636
Intel Corp.	2,124	119,241
KLA Corp.	183	59,330
Lam Research Corp.	190	123,633
Micron Technology, Inc.*	563	47,844
STMicroelectronics NV	1,537	55,785
Tokyo Electron Ltd.	200	86,639
Tokyo Seimitsu Co. Ltd.	400	18,128
		961,556
SOFTWARE - 6.6%
Dassault Systemes SE*	49	11,883
Datadog, Inc., Class A*	246	25,604
DocuSign, Inc.*	614	171,656
Dolby Laboratories, Inc., Class A	69	6,782
HubSpot, Inc.*	145	84,494
Microsoft Corp.	3,964	1,073,848
NortonLifeLock, Inc.	112	3,049
Oracle Corp.	1,219	94,887
Palo Alto Networks, Inc.*	188	69,757
salesforce.com, Inc.*	1,044	255,018
VMware, Inc., Class A*	566	90,543
		1,887,521
SPECIALTY RETAIL - 1.7%
Dick's Sporting Goods, Inc.	760	76,144
JB Hi-Fi Ltd.	407	15,455
Kid ASA (a)	5,060	62,565
L Brands, Inc.	908	65,431
TJX Cos., Inc. (The)	2,802	188,911
Yamada Holdings Co. Ltd.	19,300	89,205
		497,711
	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.2%
Apple, Inc.	9,848	$1,348,782
Ricoh Co. Ltd.	1,200	13,482
Western Digital Corp.*	1,804	128,391
		1,490,655
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
adidas AG	595	221,491
Cie Financiere Richemont SA, Class A	362	43,843
Gildan Activewear, Inc.	900	33,244
Gunze Ltd.	2,400	100,009
Hermes International	26	37,879
Kering SA	164	143,337
LVMH Moet Hennessy Louis Vuitton SE	114	89,403
Puma SE	426	50,797
Skechers U.S.A., Inc., Class A*	1,402	69,862
		789,865
THRIFTS & MORTGAGE FINANCE - 0.0%†
Paragon Banking Group PLC	1,030	7,250
TOBACCO - 1.0%
British American Tobacco PLC	303	11,720
Philip Morris International, Inc.	2,520	249,757
Swedish Match AB	2,942	25,106
		286,583
TRADING COMPANIES & DISTRIBUTORS - 2.1%
Brenntag SE	1,708	158,841
Daiichi Jitsugyo Co. Ltd.	2,100	81,075
Ferronordic AB	955	25,181
Mitsui & Co. Ltd.	7,700	173,474
Rexel SA	535	11,192
Sumitomo Corp.	10,600	142,110
		591,873
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
SoftBank Group Corp.	1,600	112,082
TOTAL COMMON STOCKS (Cost - $22,009,508)		27,750,595
PREFERRED STOCKS - 1.7%
AUTOMOBILES - 1.1%
Porsche Automobil Holding SE	1,065	114,123
Volkswagen AG	777	194,609
		308,732
HOUSEHOLD PRODUCTS - 0.4%
Henkel AG & Co. KGaA	1,121	118,369
ROAD & RAIL - 0.2%
Sixt SE	542	43,708
TOTAL PREFERRED STOCKS (Cost - $501,112)		470,809

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b) (Cost - $71,073)	71,073	$71,073
TOTAL INVESTMENTS - 99.0% (Cost - $22,581,693)		$28,292,477
OTHER ASSETS LESS LIABILITIES - NET 1.0%		296,289
TOTAL NET ASSETS - 100.0%		$28,588,766

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2021, these securities amounted to $77,060 or 0.3% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	97.1%
Preferred Stocks	1.7%
Short-Term Investments	0.2%
Other Assets less Liabilities - Net	1.0%
100.0%

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 0.1%
Northrop Grumman Corp.	279	$101,397
AIR FREIGHT & LOGISTICS - 2.1%
FedEx Corp.	2,292	683,772
United Parcel Service, Inc., Class B	7,283	1,514,646
		2,198,418
AUTOMOBILES - 2.1%
Ford Motor Co.*	32,263	479,428
Tesla, Inc.*	2,502	1,700,610
		2,180,038
BEVERAGES - 0.7%
Boston Beer Co., Inc. (The), Class A*	144	146,995
Monster Beverage Corp.*	6,177	564,269
		711,264
BIOTECHNOLOGY - 2.8%
AbbVie, Inc.	8,398	945,951
Biogen, Inc.*	308	106,651
Gilead Sciences, Inc.	11,048	760,765
Incyte Corp.*	4,881	410,639
Moderna, Inc.*	1,752	411,685
Sage Therapeutics, Inc.*	812	46,130
Vertex Pharmaceuticals, Inc.*	861	173,603
		2,855,424
CAPITAL MARKETS - 2.6%
Jefferies Financial Group, Inc.	23,056	788,515
Moody's Corp.	2,226	806,636
S&P Global, Inc.	2,706	1,110,678
		2,705,829
CHEMICALS - 0.6%
Axalta Coating Systems Ltd.*	12,400	378,076
CF Industries Holdings, Inc.	2,720	139,944
NewMarket Corp.	296	95,306
		613,326
COMMERCIAL SERVICES & SUPPLIES - 0.1%
IAA, Inc.*	1,424	77,665
CONSTRUCTION & ENGINEERING - 0.1%
AECOM*	1,440	91,181
CONSUMER FINANCE - 0.7%
Ally Financial, Inc.	10,014	499,098
Synchrony Financial	5,594	271,421
		770,519
	Shares/ Principal	Fair Value
DIVERSIFIED CONSUMER SERVICES - 0.2%
H&R Block, Inc.	9,879	$231,959
DIVERSIFIED TELECOMMUNICATION - 0.7%
Liberty Global PLC, Class C*	25,580	691,683
ENTERTAINMENT - 1.0%
Netflix, Inc.*	400	211,284
Roku, Inc.*	1,353	621,365
World Wrestling Entertainment, Inc., Class A	3,486	201,805
		1,034,454
EQUITY REAL ESTATE INVESTMENT - 3.0%
American Homes 4 Rent, Class A	6,773	263,131
Camden Property Trust	2,086	276,750
Equity LifeStyle Properties, Inc.	10,411	773,641
Extra Space Storage, Inc.	262	42,921
First Industrial Realty Trust, Inc.	14,069	734,824
Invitation Homes, Inc.	14,643	546,037
Prologis, Inc.	2,751	328,827
Simon Property Group, Inc.	725	94,598
		3,060,729
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
ABIOMED, Inc.*	193	60,237
Align Technology, Inc.*	1,631	996,541
Hologic, Inc.*	9,731	649,253
Intuitive Surgical, Inc.*	347	319,115
West Pharmaceutical Services, Inc.	1,159	416,197
		2,441,343
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Chemed Corp.	1,210	574,145
DaVita, Inc.*	992	119,467
Guardant Health, Inc.*	405	50,297
HCA Healthcare, Inc.	5,037	1,041,349
Universal Health Services, Inc., Class B	305	44,661
		1,829,919
HEALTH CARE TECHNOLOGY - 0.1%
Veeva Systems, Inc., Class A*	438	136,196
HOTELS, RESTAURANTS & LEISURE - 2.2%
Booking Holdings, Inc.*	319	698,001
Darden Restaurants, Inc.	1,655	241,613
Las Vegas Sands Corp.*	8,671	456,875
Marriott International, Inc., Class A*	872	119,045
Penn National Gaming, Inc.*	926	70,830
Vail Resorts, Inc.*	2,223	703,624
		2,289,988

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 0.7%
Tempur Sealy International, Inc.	17,458	$684,179
INSURANCE - 1.1%
Aon PLC, Class A	2,651	632,953
Arch Capital Group Ltd.*	10,446	406,767
W R Berkley Corp.	633	47,114
		1,086,834
INTERACTIVE MEDIA & SERVICES - 10.6%
Alphabet, Inc., Class A*	58	141,624
Alphabet, Inc., Class C*	1,908	4,782,058
Facebook, Inc., Class A*	13,993	4,865,506
Pinterest, Inc., Class A*	9,643	761,315
Vimeo, Inc.*	7,702	377,398
		10,927,901
INTERNET & DIRECT MARKETING RETAIL - 8.8%
Amazon.com, Inc.*	2,337	8,039,654
eBay, Inc.	14,887	1,045,216
		9,084,870
IT SERVICES - 6.8%
Euronet Worldwide, Inc.*	1,767	239,163
Gartner, Inc.*	3,556	861,263
Mastercard, Inc., Class A	1,563	570,636
MongoDB, Inc., Class A*	877	317,053
PayPal Holdings, Inc.*	7,541	2,198,051
Snowflake, Inc., Class A*	430	103,974
VeriSign, Inc.*	1,477	336,298
Visa, Inc., Class A	7,191	1,681,400
Western Union Co. (The)	29,919	687,239
		6,995,077
LIFE SCIENCES TOOLS & SERVICES - 1.8%
IQVIA Holdings, Inc.*	3,652	884,953
Mettler-Toledo International, Inc.*	682	944,802
		1,829,755
MACHINERY - 0.4%
Caterpillar, Inc.	765	166,487
Otis Worldwide Corp.	1,367	111,779
Parker-Hannifin Corp.	469	144,035
		422,301
MEDIA - 1.2%
News Corp., Class A	16,948	436,750
Nexstar Media Group, Inc., Class A	5,099	754,040
		1,190,790
	Shares/ Principal	Fair Value
MULTILINE RETAIL - 0.1%
Nordstrom, Inc.*	3,644	$133,261
PERSONAL PRODUCTS - 1.1%
Estee Lauder Cos, Inc. (The), Class A	3,613	1,149,223
PHARMACEUTICALS - 1.1%
Zoetis, Inc.	6,329	1,179,472
PROFESSIONAL SERVICES - 0.9%
CoStar Group, Inc.*	6,080	503,545
Robert Half International, Inc.	4,977	442,804
		946,349
ROAD & RAIL - 1.2%
AMERCO	254	149,708
Old Dominion Freight Line, Inc.	3,249	824,596
Uber Technologies, Inc.*	5,569	279,118
		1,253,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
Applied Materials, Inc.	9,915	1,411,896
Broadcom, Inc.	307	146,390
KLA Corp.	2,995	971,009
Lam Research Corp.	1,571	1,022,250
NVIDIA Corp.	1,604	1,283,360
		4,834,905
SOFTWARE - 19.7%
Adobe, Inc.*	590	345,528
Datadog, Inc., Class A*	6,199	645,192
DocuSign, Inc.*	2,883	806,000
Dolby Laboratories, Inc., Class A	5,027	494,104
Dropbox, Inc., Class A*	22,768	690,098
Dynatrace, Inc.*	2,441	142,603
Elastic NV*	1,927	280,880
Fair Isaac Corp.*	1,526	767,090
Fortinet, Inc.*	3,513	836,761
HubSpot, Inc.*	1,525	888,648
Intuit, Inc.	1,336	654,867
Manhattan Associates, Inc.*	1,849	267,809
Microsoft Corp.	37,012	10,026,551
Palo Alto Networks, Inc.*	2,529	938,385
salesforce.com, Inc.*	3,835	936,775
ServiceNow, Inc.*	1,159	636,928
Teradata Corp.*	1,882	94,044
VMware, Inc., Class A*	973	155,651
Zendesk, Inc.*	1,558	224,882
Zoom Video Communications, Inc., Class A*	1,322	511,654
		20,344,450

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 4.5%
Burlington Stores, Inc.*	1,607	$517,438
Dick's Sporting Goods, Inc.	4,249	425,707
GameStop Corp., Class A*	194	41,543
Home Depot, Inc. (The)	1,996	636,504
L Brands, Inc.	370	26,662
Ross Stores, Inc.	7,958	986,792
TJX Cos., Inc. (The)	17,397	1,172,906
Ulta Beauty, Inc.*	2,419	836,418
		4,643,970
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 11.1%
Apple, Inc.	81,787	11,201,548
NetApp, Inc.	3,077	251,760
		11,453,308
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Lululemon Athletica, Inc.*	165	60,220
TOTAL COMMON STOCKS (Cost - $67,428,900)		102,241,619
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 0.8%
MONEY MARKET FUNDS - 0.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $865,872)	865,872	$865,872
TOTAL INVESTMENTS - 100.0% (Cost - $68,294,772)		$103,107,491
OTHER ASSETS LESS LIABILITIES - NET 0.0%†		16,149
TOTAL NET ASSETS - 100.0%		$103,123,640

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	99.2%
Short-Term Investments	0.8%
Other Assets less Liabilities - Net	0.0%^
100.0%

^  Represents less than 0.05%

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited)

June 30, 2021

	Shares/ Principal	Fair Value
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 2.8%
Howmet Aerospace, Inc.*	11,288	$389,097
Mercury Systems, Inc.*	7,585	502,734
Northrop Grumman Corp.	2,615	950,370
Teledyne Technologies, Inc.*	3,117	1,305,493
Textron, Inc.	5,859	402,923
		3,550,617
AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp.	3,183	949,584
AUTO COMPONENTS - 0.6%
Gentex Corp.	24,034	795,285
AUTOMOBILES - 1.5%
Ford Motor Co.*	63,342	941,262
General Motors Co.*	16,099	952,578
		1,893,840
BANKS - 4.9%
Citigroup, Inc.	13,553	958,875
Citizens Financial Group, Inc.	11,465	525,900
KeyCorp	51,198	1,057,239
PacWest Bancorp	12,367	509,026
Regions Financial Corp.	14,251	287,585
Umpqua Holdings Corp.	56,467	1,041,816
Webster Financial Corp.	7,380	393,649
Western Alliance Bancorp	7,237	671,955
Zions Bancorp NA	15,575	823,294
		6,269,339
BIOTECHNOLOGY - 1.2%
Biogen, Inc.*	630	218,150
Gilead Sciences, Inc.	14,399	991,515
Sage Therapeutics, Inc.*	5,736	325,862
		1,535,527
BUILDING PRODUCTS - 0.5%
Lennox International, Inc.	1,813	636,000
CAPITAL MARKETS - 3.6%
Evercore, Inc., Class A	3,048	429,067
Interactive Brokers Group, Inc., Class A	9,976	655,722
Intercontinental Exchange, Inc.	8,185	971,560
Janus Henderson Group PLC	2,577	100,013
Jefferies Financial Group, Inc.	33,949	1,161,056
S&P Global, Inc.	1,920	788,064
SEI Investments Co.	9,424	584,005
		4,689,487
CHEMICALS - 5.3%
Axalta Coating Systems Ltd.*	34,945	1,065,473
Celanese Corp.	7,110	1,077,876
	Shares/ Principal	Fair Value
CHEMICALS - 5.3% (Continued)
CF Industries Holdings, Inc.	22,915	$1,178,977
Corteva, Inc.	13,901	616,509
International Flavors & Fragrances, Inc.	4,230	631,962
Mosaic Co. (The)	23,918	763,223
NewMarket Corp.	2,430	782,412
Westlake Chemical Corp.	7,965	717,567
		6,833,999
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Clean Harbors, Inc.*	11,509	1,071,948
COMMUNICATIONS EQUIPMENT - 0.4%
Juniper Networks, Inc.	3,637	99,472
Lumentum Holdings, Inc.*	4,561	374,139
		473,611
CONSTRUCTION & ENGINEERING - 1.0%
AECOM*	17,923	1,134,884
MasTec, Inc.*	1,929	204,667
		1,339,551
CONSTRUCTION MATERIALS - 1.5%
Martin Marietta Materials, Inc.	2,823	993,160
Vulcan Materials Co.	5,543	964,870
		1,958,030
CONSUMER FINANCE - 2.2%
Ally Financial, Inc.	24,839	1,237,976
Santander Consumer USA Holdings, Inc.	6,946	252,278
Synchrony Financial	28,313	1,373,747
		2,864,001
CONTAINERS & PACKAGING - 0.1%
Crown Holdings, Inc.	1,228	125,514
DISTRIBUTORS - 0.3%
LKQ Corp.*	7,541	371,168
DIVERSIFIED CONSUMER SERVICES - 0.1%
Service Corp. International/US	2,486	133,225
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Berkshire Hathaway, Inc., Class B*	1,308	363,519
Voya Financial, Inc.	7,503	461,435
		824,954
DIVERSIFIED TELECOMMUNICATION - 0.4%
Liberty Global PLC, Class C*	19,321	522,440
ELECTRIC UTILITIES - 1.9%
Evergy, Inc.	2,067	124,909
OGE Energy Corp.	32,255	1,085,381
Pinnacle West Capital Corp.	491	40,247
PPL Corp.	42,516	1,189,172
		2,439,709

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 1.0%
AMETEK, Inc.	9,783	$1,306,031
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Avnet, Inc.	11,994	480,719
SYNNEX Corp.	5,451	663,714
		1,144,433
ENERGY EQUIPMENT & SERVICES - 1.6%
Baker Hughes Co.	52,590	1,202,733
Halliburton Co.	22,984	531,390
NOV, Inc.*	17,626	270,031
		2,004,154
ENTERTAINMENT - 0.1%
Roku, Inc.*	188	86,339
EQUITY REAL ESTATE INVESTMENT - 12.7%
American Homes 4 Rent, Class A	29,791	1,157,380
Brixmor Property Group, Inc.	46,394	1,061,959
Camden Property Trust	8,880	1,178,110
Duke Realty Corp.	27,091	1,282,759
Equity LifeStyle Properties, Inc.	14,332	1,065,011
First Industrial Realty Trust, Inc.	21,037	1,098,762
Healthcare Trust of America, Inc., Class A	32,052	855,788
Highwoods Properties, Inc.	23,009	1,039,317
Invitation Homes, Inc.	36,905	1,376,187
Kilroy Realty Corp.	15,961	1,111,524
Kimco Realty Corp.	26,718	557,070
Life Storage, Inc.	10,372	1,113,434
National Retail Properties, Inc.	14,268	668,884
Prologis, Inc.	7,971	952,774
Sun Communities, Inc.	4,202	720,223
UDR, Inc.	9,164	448,853
Ventas, Inc.	3,689	210,642
Weyerhaeuser Co.	11,726	403,609
		16,302,286
FOOD & STAPLES RETAILING - 0.5%
Walgreens Boots Alliance, Inc.	5,261	276,781
Walmart, Inc.	2,569	362,281
		639,062
FOOD PRODUCTS - 1.9%
Archer-Daniels-Midland Co.	16,552	1,003,051
Darling Ingredients, Inc.*	13,022	878,985
Hain Celestial Group, Inc. (The)*	4,539	182,105
Ingredion, Inc.	3,637	329,148
		2,393,289
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Cooper Cos., Inc. (The)	1,262	500,093
Globus Medical, Inc., Class A*	5,284	409,669
	Shares/ Principal	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8% (Continued)
Hill-Rom Holdings, Inc.	3,292	$373,938
Hologic, Inc.*	17,393	1,160,461
Quidel Corp.*	749	95,962
Teleflex, Inc.	846	339,914
Zimmer Biomet Holdings, Inc.	4,367	702,301
		3,582,338
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Encompass Health Corp.	1,957	152,705
HCA Healthcare, Inc.	4,744	980,774
Molina Healthcare, Inc.*	447	113,118
Universal Health Services, Inc., Class B	7,556	1,106,425
		2,353,022
HOTELS, RESTAURANTS & LEISURE - 1.5%
Airbnb, Inc., Class A*	448	68,607
Darden Restaurants, Inc.	5,581	814,770
Marriott Vacations Worldwide Corp.*	2,853	454,483
Penn National Gaming, Inc.*	7,368	563,578
Travel + Leisure Co.	1,084	64,444
		1,965,882
HOUSEHOLD DURABLES - 1.1%
DR Horton, Inc.	10,767	973,014
PulteGroup, Inc.	3,468	189,249
Tempur Sealy International, Inc.	2,595	101,698
Toll Brothers, Inc.	1,970	113,885
		1,377,846
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
AES Corp. (The)	20,717	540,092
INSURANCE - 6.0%
American Financial Group, Inc./OH	8,493	1,059,247
Arch Capital Group Ltd.*	31,896	1,242,030
First American Financial Corp.	13,333	831,313
Globe Life, Inc.	11,883	1,131,856
Old Republic International Corp.	42,240	1,052,198
Primerica, Inc.	7,170	1,098,014
Reinsurance Group of America, Inc.	3,092	352,488
W R Berkley Corp.	11,856	882,442
		7,649,588
INTERACTIVE MEDIA & SERVICES - 0.7%
Facebook, Inc., Class A*	534	185,677
Pinterest, Inc., Class A*	3,676	290,220
Snap, Inc., Class A*	611	41,634
Twitter, Inc.*	5,038	346,665
		864,196
INTERNET & DIRECT MARKETING RETAIL - 0.2%
Wayfair, Inc., Class A*	1,017	321,077

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
IT SERVICES - 5.0%
Alliance Data Systems Corp.	3,262	$339,868
Amdocs Ltd.	10,312	797,736
Cognizant Technology Solutions Corp., Class A	12,937	896,017
Concentrix Corp.*	1,996	320,957
DXC Technology Co.*	8,656	337,065
Euronet Worldwide, Inc.*	4,607	623,558
International Business Machines Corp.	6,331	928,061
VeriSign, Inc.*	4,970	1,131,619
Western Union Co. (The)	42,986	987,388
		6,362,269
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Bio-Rad Laboratories, Inc., Class A*	359	231,300
IQVIA Holdings, Inc.*	5,769	1,397,944
QIAGEN NV*	16,078	777,854
Syneos Health, Inc., Class A*	684	61,211
		2,468,309
MACHINERY - 4.6%
Colfax Corp.*	7,019	321,540
Ingersoll Rand, Inc.*	1,733	84,588
Lincoln Electric Holdings, Inc.	4,379	576,758
Otis Worldwide Corp.	20,011	1,636,300
Parker-Hannifin Corp.	5,187	1,592,980
Snap-on, Inc.	1,501	335,368
Stanley Black & Decker, Inc.	6,377	1,307,221
		5,854,755
MEDIA - 3.2%
Liberty Broadband Corp., Class C*	709	123,125
News Corp., Class A	47,099	1,213,741
Nexstar Media Group, Inc., Class A	6,726	994,641
Omnicom Group, Inc.	15,681	1,254,323
Sirius XM Holdings, Inc.	75,188	491,730
		4,077,560
MORTGAGE REAL ESTATE INVESTMENT - 1.0%
Annaly Capital Management, Inc.	131,083	1,164,017
Starwood Property Trust, Inc.	2,792	73,067
		1,237,084
MULTILINE RETAIL - 0.7%
Kohl's Corp.	13,218	728,444
Nordstrom, Inc.*	4,009	146,609
		875,053
MULTI-UTILITIES - 3.3%
CMS Energy Corp.	21,616	1,277,073
Dominion Energy, Inc.	7,324	538,827
DTE Energy Co.	10,935	1,417,176
MDU Resources Group, Inc.	32,648	1,023,188
		4,256,264
	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 2.7%
APA Corp.	23,475	$507,764
Cimarex Energy Co.	8,557	619,955
Continental Resources, Inc.	3,983	151,473
Devon Energy Corp.	6,483	189,239
Hess Corp.	13,348	1,165,547
Marathon Oil Corp.	7,590	103,376
Targa Resources Corp.	15,960	709,422
		3,446,776
PHARMACEUTICALS - 2.1%
Elanco Animal Health, Inc.*	29,312	1,016,833
Johnson & Johnson	5,850	963,729
Perrigo Co. PLC	14,813	679,176
		2,659,738
PROFESSIONAL SERVICES - 1.7%
FTI Consulting, Inc.*	2,992	408,737
ManpowerGroup, Inc.	7,733	919,531
Robert Half International, Inc.	10,113	899,754
		2,228,022
ROAD & RAIL - 1.1%
AMERCO	1,703	1,003,748
CSX Corp.	3,684	118,183
Ryder System, Inc.	3,946	293,306
		1,415,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
First Solar, Inc.*	4,951	448,115
Intel Corp.	8,242	462,706
Micron Technology, Inc.*	3,930	333,971
		1,244,792
SOFTWARE - 2.4%
Datadog, Inc., Class A*	669	69,629
DocuSign, Inc.*	1,316	367,914
Dolby Laboratories, Inc., Class A	10,939	1,075,194
FireEye, Inc.*	7,336	148,334
HubSpot, Inc.*	199	115,961
Manhattan Associates, Inc.*	1,420	205,673
salesforce.com, Inc.*	3,965	968,531
VMware, Inc., Class A*	578	92,463
		3,043,699
SPECIALTY RETAIL - 2.6%
AutoNation, Inc.*	3,632	344,350
Dick's Sporting Goods, Inc.	10,939	1,095,978
Gap, Inc. (The)	20,093	676,130
L Brands, Inc.	4,232	304,958
TJX Cos., Inc. (The)	14,433	973,073
		3,394,489

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2021

	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.0%
Western Digital Corp.*	18,685	$1,329,812
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
Capri Holdings Ltd.*	5,356	306,310
Skechers U.S.A., Inc., Class A*	18,658	929,728
		1,236,038
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Air Lease Corp., Class A	10,989	458,681
United Rentals, Inc.*	533	170,032
Watsco, Inc.	540	154,786
		783,499
TOTAL COMMON STOCKS (Cost - $111,236,182)		127,720,860
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01% (a) (Cost - $746,897)	746,897	$746,897
TOTAL INVESTMENTS - 100.1% (Cost - $111,983,079)		$128,467,757
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(70,761)
TOTAL NET ASSETS - 100.0%		$128,396,996

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	99.5%
Short-Term Investments	0.6%
Other Assets less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$66,488,685	$485,085,633	$12,860,773	$125,987,042
Investments in securities, at fair value	$79,371,118	$659,626,881	$20,382,113	$152,279,444
Cash	-	20,562	369	1,112
Foreign cash (cost $-, $-, $- and $659,532, respectively)	-	-	-	655,459
Deposit with broker	-	495,248	10,121	325,230
Unrealized appreciation on futures contracts	-	107,237	7,600	-
Receivable for securities sold	236,334	6,380,686	219,890	3,927,761
Receivable for portfolio shares sold	5,263	6,136	-	-
Interest and dividends receivable	1	272,415	3,972	574,132
Prepaid expenses	1,572	11,453	386	2,645
Total Assets	79,614,288	666,920,618	20,624,451	157,765,783
Liabilities
Unrealized depreciation on futures contracts	-	-	-	72,397
Payable for securities purchased	-	6,061,517	263,112	3,389,849
Payable for portfolio shares redeemed	25,112	28,018	1,094	200,486
Accrued distribution (12b-1) fees	3,318	7,631	4,068	9,050
Accrued investment advisory fees	14,449	210,021	6,661	65,633
Administrative service fees payable	4,097	33,562	1,011	7,969
Accrued expenses and other liabilities	6,796	51,095	3,910	49,396
Total Liabilities	53,772	6,391,844	279,856	3,794,780
Net Assets	$79,560,516	$660,528,774	$20,344,595	$153,971,003
Composition of Net Assets
Paid-in capital	$56,616,202	$389,914,832	$9,020,628	$131,373,692
Total distributable earnings	22,944,314	270,613,942	11,323,967	22,597,311
Net Assets	$79,560,516	$660,528,774	$20,344,595	$153,971,003
Class I Shares
Net Assets	$63,640,723	$623,190,317	$-	$110,841,200
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	4,768,660	38,644,937	-	9,336,864
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.35	$16.13	$-	$11.87
Class II Shares
Net Assets	$15,919,793	$37,338,457	$20,344,595	$43,129,803
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,198,047	2,321,467	1,117,876	3,642,075
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.29	$16.08	$18.20	$11.84

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2021 (Unaudited)

Assets	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Small Cap Portfolio	Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio
Investments in securities, at cost	$174,350,185	$15,477,412	$20,420,228	$231,393,438
Investments in securities, at fair value	$233,311,228	$20,169,128	$27,445,945	$276,380,418
Cash	2,144	278	872	10,355
Deposit with broker	151,896	20,757	22,328	211,826
Unrealized appreciation on futures contracts	36,794	1,723	3,333	40,283
Receivable for securities sold	2,295,670	285,955	267,651	2,620,856
Receivable for portfolio shares sold	-	-	17,343	-
Interest and dividends receivable	63,442	11,207	9,306	159,367
Prepaid expenses	4,039	308	495	4,578
Total Assets	235,865,213	20,489,356	27,767,273	279,427,683
Liabilities
Payable for securities purchased	2,127,149	41,941	389,771	2,839,371
Payable for portfolio shares redeemed	213,957	30,736	4,507	171,360
Accrued distribution (12b-1) fees	12,717	2,077	887	1,617
Accrued investment advisory fees	100,553	8,794	7,980	103,131
Administrative service fees payable	11,356	1,046	1,396	14,405
Accrued expenses and other liabilities	20,290	1,620	5,249	27,262
Total Liabilities	2,486,022	86,214	409,790	3,157,146
Net Assets	$233,379,191	$20,403,142	$27,357,483	$276,270,537
Composition of Net Assets
Paid-in capital	$115,746,956	$12,524,335	$15,956,061	$203,045,332
Total distributable earnings	117,632,235	7,878,807	11,401,422	73,225,205
Net Assets	$233,379,191	$20,403,142	$27,357,483	$276,270,537
Class I Shares
Net Assets	$169,121,870	$10,536,263	$22,924,453	$268,458,241
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	9,156,521	675,720	1,454,316	20,426,112
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.47	$15.59	$15.76	$13.14
Class II Shares
Net Assets	$64,257,321	$9,866,879	$4,433,030	$7,812,296
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,485,638	634,086	282,008	594,523
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.43	$15.56	$15.72	$13.14

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2021 (Unaudited)

Assets	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Investments in securities, at cost	$63,303,380	$90,842,211	$22,581,693	$68,294,772
Investments in securities, at fair value	$66,635,616	$93,955,038	$28,292,477	$103,107,491
Premiums paid on open swap contracts, net	-	109,991	-	-
Cash	1,728	53	-	-
Foreign cash (cost $-, $58,263, $211,584 and $-, respectively)	-	57,289	210,123	-
Deposit with broker	9,606	777,995	-	-
Unrealized appreciation on forward foreign currency contracts	-	52,270	-	-
Unrealized appreciation on futures contracts	19,472	330,953	-	-
Receivable for securities sold	234,693	5,186,912	1,325,685	-
Receivable for portfolio shares sold	-	-	-	47,244
Interest and dividends receivable	985,669	409,315	41,024	14,506
Prepaid expenses	1,284	1,851	499	1,903
Total Assets	67,888,068	100,881,667	29,869,808	103,171,144
Liabilities
Unrealized depreciation on forward foreign currency contracts	-	28,405	-	-
Unrealized depreciation on swap contracts	-	40,571	-	-
Deposit due to broker	-	-	52	-
Payable for securities purchased	1,033,392	15,506,461	1,240,188	-
Payable for portfolio shares redeemed	59,322	83,737	5,725	1,728
Accrued distribution (12b-1) fees	166	-	2,706	1,205
Accrued investment advisory fees	27,323	23,432	11,021	30,590
Administrative service fees payable	3,407	4,359	1,467	5,110
Accrued expenses and other liabilities	6,498	5,785	19,883	8,871
Total Liabilities	1,130,108	15,692,750	1,281,042	47,504
Net Assets	$66,757,960	$85,188,917	$28,588,766	$103,123,640
Composition of Net Assets
Paid-in capital	$63,507,300	$76,069,796	$20,133,478	$51,001,846
Total distributable earnings	3,250,660	9,119,121	8,455,288	52,121,794
Net Assets	$66,757,960	$85,188,917	$28,588,766	$103,123,640
Class I Shares
Net Assets	$65,947,246	$85,188,917	$15,469,373	$96,994,073
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	6,326,443	7,842,311	1,103,166	5,458,712
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.42	$10.86	$14.02	$17.77
Class II Shares
Net Assets	$810,714	$-	$13,119,393	$6,129,567
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	77,946	-	937,962	346,094
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.40	$-	$13.99	$17.71

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2021 (Unaudited)

Assets	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Investments in securities, at cost	$111,983,079
Investments in securities, at fair value	$128,467,757
Interest and dividends receivable	130,513
Prepaid expenses	2,016
Total Assets	128,600,286
Liabilities
Payable for portfolio shares redeemed	105,502
Accrued distribution (12b-1) fees	17,094
Accrued investment advisory fees	58,918
Administrative service fees payable	6,731
Accrued expenses and other liabilities	15,045
Total Liabilities	203,290
Net Assets	$128,396,996
Composition of Net Assets
Paid-in capital	$100,578,056
Total distributable earnings	27,818,940
Net Assets	$128,396,996
Class I Shares
Net Assets	$46,458,526
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,622,106
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.83
Class II Shares
Net Assets	$81,938,470
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	6,406,828
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.79

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income
Dividend income*	$589,205	$4,464,290	$70,787	$2,048,724
Interest income	3	-	23	-
Total Investment Income	589,208	4,464,290	70,810	2,048,724
Expenses
Investment advisory fee	86,829	1,227,593	43,957	455,162
Distribution fees (12b-1) - Class II Shares	19,589	45,557	24,420	53,705
Administrative service fees	12,482	99,545	3,089	23,991
Legal fees	8,561	65,941	2,092	16,053
Trustees fees	3,460	26,648	846	6,482
Custody fees	1,279	10,949	5,290	92,414
Miscellaneous expenses	15,088	115,653	3,692	38,503
Total Expenses	147,288	1,591,886	83,386	686,310
Expenses waived	(3,907)	(26,103)	(5,559)	(96,204)
Net Expenses	143,381	1,565,783	77,827	590,106
Net Investment Income (Loss)	445,827	2,898,507	(7,017)	1,458,618
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	6,220,725	62,576,477	1,957,728	10,483,612
Futures contracts	-	2,861,715	41,198	517,422
Foreign currency translations	-	(101)	-	30,171
	6,220,725	65,438,091	1,998,926	11,031,205
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,191,057)	22,735,159	435,860	2,227,725
Futures contracts	-	(365,274)	(9,459)	(125,791)
Foreign currency translations	-	25	-	(31,502)
	(1,191,057)	22,369,910	426,401	2,070,432
Net Realized and Change in Unrealized Gain	5,029,668	87,808,001	2,425,327	13,101,637
Net Increase in Net Assets Resulting from Operations	$5,475,495	$90,706,508	$2,418,310	$14,560,255
* Foreign taxes withheld	$-	$5,585	$-	$258,026

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Small Cap Portfolio	Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio
Investment Income
Dividend income*	$549,186	$88,167	$191,559	$2,572,677
Interest income	-	26	31	-
Total Investment Income	549,186	88,193	191,590	2,572,677
Expenses
Investment advisory fee	608,883	54,880	52,056	601,726
Distribution fees (12b-1) - Class II Shares	75,220	12,381	5,401	9,448
Administrative service fees	35,011	3,214	4,221	42,288
Legal fees	23,926	2,144	2,831	27,837
Trustees fees	9,674	865	1,144	11,251
Custody fees	10,712	3,061	6,114	9,904
Miscellaneous expenses	41,666	3,671	4,963	48,564
Total Expenses	805,092	80,216	76,730	751,018
Expenses waived	(25,019)	(3,126)	(6,352)	(13,916)
Net Expenses	780,073	77,090	70,378	737,102
Net Investment Income (Loss)	(230,887)	11,103	121,212	1,835,575
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	35,361,738	2,044,656	2,986,040	30,227,493
Futures contracts	963,509	119,253	114,158	1,236,281
	36,325,247	2,163,909	3,100,198	31,463,774
Net change in unrealized appreciation/(depreciation) on:
Investments	(10,466,701)	1,263,214	599,199	9,629,251
Futures contracts	(146,981)	(10,959)	(16,221)	(168,660)
	(10,613,682)	1,252,255	582,978	9,460,591
Net Realized and Change in Unrealized Gain	25,711,565	3,416,164	3,683,176	40,924,365
Net Increase in Net Assets Resulting from Operations	$25,480,678	$3,427,267	$3,804,388	$42,759,940
* Foreign taxes withheld	$-	$143	$29	$276

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Investment Income
Dividend income*	$20	$-	$261,491	$307,865
Interest income	1,703,743	959,459	-	26
Total Investment Income	1,703,763	959,459	261,491	307,891
Expenses
Investment advisory fee	164,068	145,768	86,891	181,408
Distribution fees (12b-1) - Class II Shares	989	-	15,882	6,924
Administrative service fees	10,378	13,560	4,361	15,506
Legal fees	7,222	9,510	2,884	10,446
Trustees fees	2,920	3,845	1,165	4,220
Custody fees	2,594	6,403	27,331	4,996
Miscellaneous expenses	12,668	16,859	6,988	18,390
Total Expenses	200,839	195,945	145,502	241,890
Expenses waived	(4,299)	(8,750)	(27,931)	(6,697)
Net Expenses	196,540	187,195	117,571	235,193
Net Investment Income	1,507,223	772,264	143,920	72,698
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	841,917	121,665	3,227,695	11,301,043
Options written	-	35,968	-	-
Futures contracts	(25,774)	(1,013,648)	-	-
Swap contracts	-	1,417	-	-
Swaptions	-	(6,050)	-	-
Forward foreign currency contracts	-	(108,145)	120	-
Foreign currency translations	-	2,671	1,258	-
	816,143	(966,122)	3,229,073	11,301,043
Net change in unrealized appreciation/(depreciation) on:
Investments	(685,561)	(1,915,641)	294,509	1,951,393
Short Sales	-	(469)	-	-
Futures contracts	21,456	401,095	-	-
Swap contracts	-	(64,104)	-	-
Swaptions	-	(882)	-	-
Forward foreign currency contracts	-	73,354	-	-
Foreign currency translations	-	(1,785)	(5,595)	-
	(664,105)	(1,508,432)	288,914	1,951,393
Net Realized and Change in Unrealized Gain/ (Loss)	152,038	(2,474,554)	3,517,987	13,252,436
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,659,261	$(1,702,290)	$3,661,907	$13,325,134
* Foreign taxes withheld	$-	$-	$21,715	$256
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2021 (Unaudited)

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Investment Income
Dividend income*	$1,892,453
Interest income	38
Total Investment Income	1,892,491
Expenses
Investment advisory fee	341,289
Distribution fees (12b-1) - Class II Shares	98,591
Administrative service fees	19,624
Legal fees	12,783
Trustees fees	5,161
Custody fees	6,177
Miscellaneous expenses	22,192
Total Expenses	505,817
Expenses waived	(6,932)
Net Expenses	498,885
Net Investment Income	1,393,606
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	23,724,813
23,724,813
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,258,667)
(1,258,667)
Net Realized and Change in Unrealized Gain	22,466,146
Net Increase in Net Assets Resulting from Operations	$23,859,752
* Foreign taxes withheld	$345

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$445,827	$1,264,798	$2,898,507	$6,713,949
Net realized gain	6,220,725	2,321,018	65,438,091	28,008,337
Net change in unrealized appreciation (depreciation)	(1,191,057)	6,710,514	22,369,910	66,845,901
Net increase in net assets resulting from operations	5,475,495	10,296,330	90,706,508	101,568,187
From Distributions to Shareholders
Total distributions paid	-	(3,581,012)	-	(31,381,879)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	425,441	2,145,998	43,397	293,287
Class II	866,954	1,535,338	246,282	292,426
Reinvestment of distributions
Class I	-	2,884,959	-	29,546,445
Class II	-	696,053	-	1,835,434
Cost of shares redeemed
Class I	(5,989,971)	(12,033,397)	(37,437,319)	(68,367,445)
Class II	(2,213,456)	(2,926,596)	(4,855,920)	(4,800,829)
Net decrease in net assets from share transactions of beneficial interest	(6,911,032)	(7,697,645)	(42,003,560)	(41,200,682)
Total increase (decrease) in net assets	(1,435,537)	(982,327)	48,702,948	28,985,626
Net Assets
Beginning of period	80,996,053	81,978,380	611,825,826	582,840,200
End of period	$79,560,516	$80,996,053	$660,528,774	$611,825,826
Share Activity
Class I
Shares sold	32,660	186,381	2,734	23,630
Shares reinvested	-	255,080	-	2,409,987
Shares redeemed	(466,926)	(1,052,132)	(2,502,221)	(5,503,376)
Net decrease in shares of beneficial interest outstanding	(434,266)	(610,671)	(2,499,487)	(3,069,759)
Share Activity
Class II
Shares sold	66,552	132,908	15,735	22,222
Shares reinvested	-	61,707	-	149,831
Shares redeemed	(173,834)	(256,098)	(325,708)	(378,988)
Net decrease in shares of beneficial interest outstanding	(107,282)	(61,483)	(309,973)	(206,935)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income (loss)	$(7,017)	$38,336	$1,458,618	$1,942,977
Net realized gain (loss)	1,998,926	1,869,667	11,031,205	(4,558,850)
Net change in unrealized appreciation	426,401	3,555,040	2,070,432	15,738,052
Net increase in net assets resulting from operations	2,418,310	5,463,043	14,560,255	13,122,179
From Distributions to Shareholders
Total distributions paid	-	(1,026,608)	-	(2,589,599)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	-	-	282,629	1,103,114
Class II	334,061	795,624	48,327	694,580
Reinvestment of distributions
Class I	-	-	-	1,917,814
Class II	-	1,026,607	-	671,785
Cost of shares redeemed
Class I	-	-	(6,126,104)	(10,239,925)
Class II	(2,582,689)	(4,161,048)	(3,351,052)	(4,712,910)
Net decrease in net assets from share transactions of beneficial interest	(2,248,628)	(2,338,817)	(9,146,200)	(10,565,542)
Total increase (decrease) in net assets	169,682	2,097,618	5,414,055	(32,962)
Net Assets
Beginning of period	20,174,913	18,077,295	148,556,948	148,589,910
End of period	$20,344,595	$20,174,913	$153,971,003	$148,556,948
Share Activity
Class I
Shares sold	-	-	24,337	131,746
Shares reinvested	-	-	-	210,517
Shares redeemed	-	-	(535,946)	(1,099,777)
Net decrease in shares of beneficial interest outstanding	-	-	(511,609)	(757,514)
Share Activity
Class II
Shares sold	20,112	60,808	4,249	84,611
Shares reinvested	-	71,441	-	73,823
Shares redeemed	(155,421)	(307,056)	(292,953)	(512,023)
Net decrease in shares of beneficial interest outstanding	(135,309)	(174,807)	(288,704)	(353,589)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Small Cap Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income (loss)	$(230,887)	$68,192	$11,103	$32,537
Net realized gain	36,325,247	23,700,338	2,163,909	985,796
Net change in unrealized appreciation (depreciation)	(10,613,682)	37,642,627	1,252,255	1,934,295
Net increase in net assets resulting from operations	25,480,678	61,411,157	3,427,267	2,952,628
From Distributions to Shareholders
Total distributions paid	-	(14,730,628)	-	(900,452)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	230,124	614,595	32,735	238,401
Class II	429,640	125,537	644,379	543,574
Reinvestment of distributions
Class I	-	10,866,505	-	476,555
Class II	-	3,864,123	-	423,897
Cost of shares redeemed
Class I	(12,287,249)	(24,429,910)	(1,116,734)	(1,640,417)
Class II	(2,984,263)	(6,945,832)	(1,426,949)	(1,755,711)
Net decrease in net assets from share transactions of beneficial interest	(14,611,748)	(15,904,982)	(1,866,569)	(1,713,701)
Total increase in net assets	10,868,930	30,775,547	1,560,698	338,475
Net Assets
Beginning of period	222,510,261	191,734,714	18,842,444	18,503,969
End of period	$233,379,191	$222,510,261	$20,403,142	$18,842,444
Share Activity
Class I
Shares sold	13,344	46,992	2,277	21,907
Shares reinvested	-	763,634	-	46,178
Shares redeemed	(715,565)	(1,767,666)	(75,446)	(159,090)
Net decrease in shares of beneficial interest outstanding	(702,221)	(957,040)	(73,169)	(91,005)
Share Activity
Class II
Shares sold	24,863	9,404	43,530	54,826
Shares reinvested	-	271,548	-	41,075
Shares redeemed	(175,809)	(507,907)	(94,502)	(168,614)
Net decrease in shares of beneficial interest outstanding	(150,946)	(226,955)	(50,972)	(72,713)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined U.S. Core Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$121,212	$287,783	$1,835,575	$4,342,335
Net realized gain (loss)	3,100,198	1,191,809	31,463,774	(4,910,551)
Net change in unrealized appreciation	582,978	2,688,029	9,460,591	8,025,829
Net increase in net assets resulting from operations	3,804,388	4,167,621	42,759,940	7,457,613
From Distributions to Shareholders
Total distributions paid	-	(1,384,340)	-	(14,604,649)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	237,456	523,369	402,888	614,076
Class II	398,825	1,376,117	178,171	254,546
Reinvestment of distributions
Class I	-	1,177,388	-	14,211,082
Class II	-	206,952	-	393,567
Cost of shares redeemed
Class I	(2,658,185)	(3,673,269)	(18,360,676)	(29,391,970)
Class II	(922,061)	(1,481,114)	(668,911)	(744,114)
Net decrease in net assets from share transactions of beneficial interest	(2,943,965)	(1,870,557)	(18,448,528)	(14,662,813)
Total increase (decrease) in net assets	860,423	912,724	24,311,412	(21,809,849)
Net Assets
Beginning of period	26,497,060	25,584,336	251,959,125	273,768,974
End of period	$27,357,483	$26,497,060	$276,270,537	$251,959,125
Share Activity
Class I
Shares sold	16,578	42,512	31,125	65,058
Shares reinvested	-	98,034	-	1,491,194
Shares redeemed	(181,706)	(303,850)	(1,478,783)	(2,826,318)
Net decrease in shares of beneficial interest outstanding	(165,128)	(163,304)	(1,447,658)	(1,270,066)
Share Activity
Class II
Shares sold	26,954	111,115	14,356	23,718
Shares reinvested	-	17,246	-	41,211
Shares redeemed	(62,486)	(123,050)	(53,993)	(70,617)
Net increase (decrease) in shares of beneficial interest outstanding	(35,532)	5,311	(39,637)	(5,688)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$1,507,223	$3,218,036	$772,264	$1,983,068
Net realized gain (loss)	816,143	(1,622,955)	(966,122)	3,680,116
Net change in unrealized appreciation (depreciation)	(664,105)	1,741,661	(1,508,432)	2,553,404
Net increase (decrease) in net assets resulting from operations	1,659,261	3,336,742	(1,702,290)	8,216,588
From Distributions to Shareholders
Total distributions paid	-	(3,704,548)	-	(4,212,919)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	2,768,676	8,495,258	1,909,654	8,702,714
Class II	19,114	29,833	-	-
Reinvestment of distributions
Class I	-	3,661,770	-	4,212,919
Class II	-	42,778	-	-
Cost of shares redeemed
Class I	(4,652,833)	(16,330,289)	(6,560,499)	(15,883,140)
Class II	(26,860)	(168,251)	-	-
Net decrease in net assets from share transactions of beneficial interest	(1,891,903)	(4,268,901)	(4,650,845)	(2,967,507)
Total increase (decrease) in net assets	(232,642)	(4,636,707)	(6,353,135)	1,036,162
Net Assets
Beginning of period	66,990,602	71,627,309	91,542,051	90,505,889
End of period	$66,757,960	$66,990,602	$85,188,917	$91,542,051
Share Activity
Class I
Shares sold	271,012	857,690	177,442	778,521
Shares reinvested	-	377,892	-	386,506
Shares redeemed	(456,249)	(1,652,722)	(605,983)	(1,435,874)
Net decrease in shares of beneficial interest outstanding	(185,237)	(417,140)	(428,541)	(270,847)
Share Activity
Class II
Shares sold	1,884	2,999	-	-
Shares reinvested	-	4,414	-	-
Shares redeemed	(2,635)	(17,075)	-	-
Net decrease in shares of beneficial interest outstanding	(751)	(9,662)	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Goldman Sachs Global Equity Insights Portfolio		Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$143,920	$216,662	$72,698	$324,281
Net realized gain (loss)	3,229,073	(10,320)	11,301,043	6,167,406
Net change in unrealized appreciation	288,914	2,618,633	1,951,393	18,302,924
Net increase in net assets resulting from operations	3,661,907	2,824,975	13,325,134	24,794,611
From Distributions to Shareholders
Total distributions paid	-	(254,109)	-	(5,055,440)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	383,993	175,166	799,941	2,157,922
Class II	132,330	249,279	551,362	1,703,340
Reinvestment of distributions
Class I	-	153,195	-	4,799,651
Class II	-	100,915	-	255,789
Cost of shares redeemed
Class I	(1,337,720)	(2,875,948)	(10,024,660)	(14,928,514)
Class II	(971,923)	(2,227,870)	(386,687)	(1,858,684)
Net decrease in net assets from share transactions of beneficial interest	(1,793,320)	(4,425,263)	(9,060,044)	(7,870,496)
Total increase (decrease) in net assets	1,868,587	(1,854,397)	4,265,090	11,868,675
Net Assets
Beginning of period	26,720,179	28,574,576	98,858,550	86,989,875
End of period	$28,588,766	$26,720,179	$103,123,640	$98,858,550
Share Activity
Class I
Shares sold	29,226	17,218	48,580	166,649
Shares reinvested	-	14,290	-	341,126
Shares redeemed	(101,923)	(274,443)	(618,804)	(1,121,375)
Net decrease in shares of beneficial interest outstanding	(72,697)	(242,935)	(570,224)	(613,600)
Share Activity
Class II
Shares sold	10,155	22,390	33,465	126,976
Shares reinvested	-	9,422	-	18,206
Shares redeemed	(73,879)	(207,694)	(23,447)	(139,027)
Net increase (decrease) in shares of beneficial interest outstanding	(63,724)	(175,882)	10,018	6,155

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$1,393,606	$1,227,754
Net realized gain (loss)	23,724,813	(10,682,202)
Net change in unrealized appreciation (depreciation)	(1,258,667)	7,655,943
Net increase (decrease) in net assets resulting from operations	23,859,752	(1,798,505)
From Distributions to Shareholders
Total distributions paid	-	(1,707,137)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	151,888	569,597
Class II	829,682	1,466,474
Reinvestment of distributions
Class I	-	685,365
Class II	-	1,021,772
Cost of shares redeemed
Class I	(4,341,590)	(7,470,972)
Class II	(5,848,018)	(7,852,114)
Net decrease in net assets from share transactions of beneficial interest	(9,208,037)	(11,579,878)
Total increase (decrease) in net assets	14,651,714	(15,085,520)
Net Assets
Beginning of period	113,745,282	128,830,802
End of period	$128,396,996	$113,745,282
Share Activity
Class I
Shares sold	12,219	63,178
Shares reinvested	-	77,181
Shares redeemed	(361,996)	(827,200)
Net decrease in shares of beneficial interest outstanding	(349,777)	(686,841)
Share Activity
Class II
Shares sold	68,092	187,187
Shares reinvested	-	115,324
Shares redeemed	(483,305)	(845,783)
Net decrease in shares of beneficial interest outstanding	(415,213)	(543,272)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.45		$11.42	$9.62	$10.19		$10.00
Income from investment operations:
Net investment income (b,c)	0.08		0.19	0.23	0.21		0.06
Net realized and unrealized gain (loss) (d)	0.82		1.40	1.79	(0.73)		0.13
Total income (loss) from investment operations	0.90		1.59	2.02	(0.52)		0.19
Less distributions from:
Net investment income	-		(0.27)	(0.22)	(0.05)		-
Net realized gains	-		(0.29)	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.56)	(0.22)	(0.05)		-
Net asset value, end of period	$13.35		$12.45	$11.42	$9.62		$10.19
Total return (f)	7.23%		14.46%	21.09%	(5.14	)% (g)	1.90	% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$63,641		$64,791	$66,410	$63,462		$75,191
Ratio of net expenses to average net assets (h)	0.31	% (i)	0.31%	0.31%	0.31%		0.31	% (i)
Ratio of gross expenses to average net assets (h,j)	0.32	% (i)	0.33%	0.34%	0.32%		0.32	% (i)
Ratio of net investment income to average net assets (c,h)	1.18	% (i)	1.69%	2.15%	2.06%		4.15	% (i)
Portfolio turnover rate	48	% (k)	85%	61%	54%		2	% (k)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.41		$11.39	$9.61	$10.18		$10.00
Income from investment operations:
Net investment income (b,c)	0.06		0.17	0.21	0.20		0.14
Net realized and unrealized gain (loss) (d)	0.82		1.38	1.78	(0.74)		0.04
Total income (loss) from investment operations	0.88		1.55	1.99	(0.54)		0.18
Less distributions from:
Net investment income	-		(0.24)	(0.21)	(0.03)		-
Net realized gains	-		(0.29)	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.53)	(0.21)	(0.03)		-
Net asset value, end of period	$13.29		$12.41	$11.39	$9.61		$10.18
Total return (f)	7.09%		14.13%	20.82%	(5.33	)% (g)	1.80	% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$15,920		$16,205	$15,568	$13,806		$9,034
Ratio of net expenses to average net assets (h)	0.56	% (i)	0.56%	0.56%	0.56%		0.56	% (i)
Ratio of gross expenses to average net assets (h,j)	0.57	% (i)	0.58%	0.59%	0.57%		0.56	% (i)
Ratio of net investment income to average net assets (c,h)	0.94	% (i)	1.45%	1.91%	1.99%		9.11	% (i)
Portfolio turnover rate	48	% (k)	85%	61%	54%		2	% (k)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.98		$12.39	$9.74	$10.38		$10.00
Income from investment operations:
Net investment income (b)	0.07		0.15	0.17	0.16		0.03
Net realized and unrealized gain (loss) (c)	2.08		2.19	2.66	(0.64)		0.35
Total income (loss) from investment operations	2.15		2.34	2.83	(0.48)		0.38
Less distributions from:
Net investment income	-		(0.20)	(0.18)	(0.12)		-
Net realized gains	-		(0.55)	-	(0.04)		-
Total distributions from net investment income and net realized gains	-		(0.75)	(0.18)	(0.16)		-
Net asset value, end of period	$16.13		$13.98	$12.39	$9.74		$10.38
Total return (d)	15.38%		19.69%	29.21%	(4.75	)% (e)	3.80	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$623,190		$575,095	$547,724	$486,491		$315,936
Ratio of net expenses to average net assets	0.48	% (f)	0.48%	0.48%	0.48%		0.48	% (f)
Ratio of gross expenses to average net assets (g)	0.49	% (f)	0.50%	0.50%	0.49%		0.48	% (f)
Ratio of net investment income to average net assets	0.94	% (f)	1.23%	1.53%	1.51%		1.67	% (f)
Portfolio turnover rate	56	% (h)	122%	130%	156%		18	% (h)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.96		$12.37	$9.72	$10.37		$10.00
Income from investment operations:
Net investment income (b)	0.05		0.12	0.14	0.13		0.02
Net realized and unrealized gain (loss) (c)	2.07		2.18	2.66	(0.65)		0.35
Total income (loss) from investment operations	2.12		2.30	2.80	(0.52)		0.37
Less distributions from:
Net investment income	-		(0.16)	(0.15)	(0.09)		-
Net realized gains	-		(0.55)	-	(0.04)		-
Total distributions from net investment income and net realized gains	-		(0.71)	(0.15)	(0.13)		-
Net asset value, end of period	$16.08		$13.96	$12.37	$9.72		$10.37
Total return (d)	15.19%		19.42%	28.94%	(5.06	)% (e)	3.70	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$37,338		$36,731	$35,116	$32,442		$36,674
Ratio of net expenses to average net assets	0.73	% (f)	0.73%	0.73%	0.73%		0.72	% (f)
Ratio of gross expenses to average net assets (g)	0.74	% (f)	0.75%	0.75%	0.74%		0.72	% (f)
Ratio of net investment income to average net assets	0.69	% (f)	0.98%	1.28%	1.24%		1.00	% (f)
Portfolio turnover rate	56	% (h)	122%	130%	156%		18	% (h)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$16.10		$12.66	$9.85	$10.32	$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.01)		0.03	0.07	0.08	0.02
Net realized and unrealized gain (loss) (c)	2.11		4.26	3.18	(0.38)	0.30
Total income (loss) from investment operations	2.10		4.29	3.25	(0.30)	0.32
Less distributions from:
Net investment income	-		(0.06)	(0.06)	(0.08)	-
Net realized gains	-		(0.79)	(0.38)	(0.09)	-
Total distributions from net investment income and net realized gains	-		(0.85)	(0.44)	(0.17)	-
Net asset value, end of period	$18.20		$16.10	$12.66	$9.85	$10.32
Total return (d)	13.04%		34.68%	33.38%	(2.98)%	3.20	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$20,345		$20,175	$18,077	$15,807	$20,534
Ratio of net expenses to average net assets	0.80	% (f)	0.79%	0.79%	0.79%	0.79	% (f)
Ratio of gross expenses to average net assets (g)	0.85	% (f)	0.87%	0.85%	0.81%	0.80	% (f)
Ratio of net investment income (loss) to average net assets	(0.07	)% (f)	0.21%	0.58%	0.75%	1.14	% (f)
Portfolio turnover rate	63	% (h)	133%	144%	156%	23	% (h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.78		$9.98	$8.50	$10.20		$10.00
Income from investment operations:
Net investment income (b,c)	0.11		0.14	0.25	0.23		0.03
Net realized and unrealized gain (loss) (d)	0.98		0.85	1.48	(1.74)		0.17
Total income (loss) from investment operations	1.09		0.99	1.73	(1.51)		0.20
Less distributions from:
Net investment income	-		(0.19)	(0.25)	(0.19)		-
Net realized gains	-		-	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.19)	(0.25)	(0.19)		-
Net asset value, end of period	$11.87		$10.78	$9.98	$8.50		$10.20
Total return (f)	10.01%		10.32%	20.50%	(14.80	)% (g)	2.00	% (h)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$110,841		$106,216	$105,876	$98,694		$67,071
Ratio of net expenses to average net assets (i)	0.71	% (j)	0.69%	0.69%	0.69%		0.69	% (j)
Ratio of gross expenses to average net assets (i,k)	0.83	% (j)	0.84%	0.72%	0.70%		0.69	% (j)
Ratio of net investment income to average net assets (c,i)	1.99	% (j)	1.55%	2.61%	2.30%		1.99	% (j)
Portfolio turnover rate	70	% (l)	161%	86%	67%		4	% (l)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (14.90)%.

(h)  For the period ended December 31, 2017, 0.13% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been 1.87%.

(i)  Does not include the expenses of the investment companies in which the Portfolio invests.

(j)  Annualized.

(k)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(l)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.77		$9.97	$8.49	$10.19		$10.00
Income from investment operations:
Net investment income (b,c)	0.10		0.12	0.22	0.22		0.05
Net realized and unrealized gain (loss) (d)	0.97		0.85	1.48	(1.74)		0.14
Total income (loss) from investment operations	1.07		0.97	1.70	(1.52)		0.19
Less distributions from:
Net investment income	-		(0.17)	(0.22)	(0.18)		-
Net realized gains	-		-	-	0.00	(e)	-
Total distributions from net investment income and net realized gains	-		(0.17)	(0.22)	(0.18)		-
Net asset value, end of period	$11.84		$10.77	$9.97	$8.49		$10.19
Total return (f)	9.94%		10.05%	20.22%	(14.95	)% (g)	1.90	% (h)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$43,130		$42,341	$42,714	$41,052		$5,097
Ratio of net expenses to average net assets (i)	0.96	% (j)	0.94%	0.94%	0.94%		0.93	% (j)
Ratio of gross expenses to average net assets (i)	1.08	% (j)	1.09%	0.97%	0.95%		0.93	% (j)
Ratio of net investment income to average net assets (c,i)	1.74	% (j)	1.30%	2.36%	2.23%		3.34	% (j)
Portfolio turnover rate	70	% (k)	161%	86%	67%		4	% (k)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (15.05)%.

(h)  For the period ended December 31, 2017, the Portfolio received a reimbursement from an affiliate. This reimbursement had no impact on the Portfolio's total return.

(i)  Does not include the expenses of the investment companies in which the Portfolio invests.

(j)  Annualized.

(k)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$16.49		$13.06	$9.91	$10.35		$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.01)		0.01	0.05	0.11		0.01
Net realized and unrealized gain (loss) (c)	1.99		4.58	3.18	(0.43)		0.34
Total income (loss) from investment operations	1.98		4.59	3.23	(0.32)		0.35
Less distributions from:
Net investment income	-		(0.04)	(0.03)	(0.09)		-
Net realized gains	-		(1.12)	(0.05)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(1.16)	(0.08)	(0.12)		-
Net asset value, end of period	$18.47		$16.49	$13.06	$9.91		$10.35
Total return (d)	12.01%		36.52%	32.68%	(3.07	)% (e)	3.50	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$169,122		$162,580	$141,289	$126,149		$93,457
Ratio of net expenses to average net assets	0.64	% (f)	0.63%	0.63%	0.63%		0.63	% (f)
Ratio of gross expenses to average net assets (g)	0.66	% (f)	0.67%	0.66%	0.65%		0.64	% (f)
Ratio of net investment income (loss) to average net assets	(0.14	)% (f)	0.09%	0.44%	0.99%		0.79	% (f)
Portfolio turnover rate	82	% (h)	139%	148%	168%		26	% (h)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$16.48		$13.06	$9.90	$10.35		$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.03)		(0.02)	0.02	0.08		0.01
Net realized and unrealized gain (loss) (c)	1.98		4.56	3.19	(0.43)		0.34
Total income (loss) from investment operations	1.95		4.54	3.21	(0.35)		0.35
Less distributions from:
Net investment income	-		0.00 (d)	0.00 (d)	(0.07)		-
Net realized gains	-		(1.12)	(0.05)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(1.12)	(0.05)	(0.10)		-
Net asset value, end of period	$18.43		$16.48	$13.06	$9.90		$10.35
Total return (e)	11.83%		36.13%	32.48%	(3.35	)% (f)	3.50	% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$64,257		$59,930	$50,446	$43,290		$17,801
Ratio of net expenses to average net assets	0.89	% (g)	0.88%	0.88%	0.88%		0.88	% (g)
Ratio of gross expenses to average net assets (h)	0.91	% (g)	0.92%	0.91%	0.90%		0.89	% (g)
Ratio of net investment income (loss) to average net assets	(0.39	)% (g)	(0.12)%	0.19%	0.77%		0.41	% (g)
Portfolio turnover rate	82	% (i)	139%	148%	168%		26	% (i)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.15		$11.59	$9.19	$10.22		$10.00
Income from investment operations:
Net investment income (b)	0.02		0.03	0.08	0.07		0.01
Net realized and unrealized gain (loss) (c)	2.42		2.20	2.69	(1.04)		0.21
Total income (loss) from investment operations	2.44		2.23	2.77	(0.97)		0.22
Less distributions from:
Net investment income	-		(0.08)	(0.09)	(0.03)		-
Net realized gains	-		(0.59)	(0.28)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(0.67)	(0.37)	(0.06)		-
Net asset value, end of period	$15.59		$13.15	$11.59	$9.19		$10.22
Total return (d)	18.56%		20.80%	30.46%	(9.49	)% (e)	2.20	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$10,536		$9,844	$9,732	$8,813		$11,457
Ratio of net expenses to average net assets	0.64	% (f)	0.63%	0.63%	0.63%		0.63	% (f)
Ratio of gross expenses to average net assets (g)	0.67	% (f)	0.70%	0.69%	0.65%		0.64	% (f)
Ratio of net investment income to average net assets	0.23	% (f)	0.33%	0.75%	0.67%		0.89	% (f)
Portfolio turnover rate	31	% (h)	43%	41%	40%		15	% (h)

(a)  Global Atlantic BlackRock Disciplined Small Cap Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.13		$11.58	$9.18	$10.22		$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.00	) (c)	0.01	0.05	0.05		0.01
Net realized and unrealized gain (loss) (d)	2.43		2.18	2.69	(1.05)		0.21
Total income (loss) from investment operations	2.43		2.19	2.74	(1.00)		0.22
Less distributions from:
Net investment income	-		(0.05)	(0.06)	(0.01)		-
Net realized gains	-		(0.59)	(0.28)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(0.64)	(0.34)	(0.04)		-
Net asset value, end of period	$15.56		$13.13	$11.58	$9.18		$10.22
Total return (e)	18.51%		20.41%	30.17%	(9.75	)% (f)	2.20	% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$9,867		$8,998	$8,772	$7,533		$4,075
Ratio of net expenses to average net assets	0.89	% (g)	0.88%	0.88%	0.88%		0.87	% (g)
Ratio of gross expenses to average net assets (h)	0.92	% (g)	0.95%	0.94%	0.90%		0.87	% (g)
Ratio of net investment income (loss) to average net assets	(0.02	)% (g)	0.08%	0.50%	0.44%		0.75	% (g)
Portfolio turnover rate	31	% (i)	43%	41%	40%		15	% (i)

(a)  Global Atlantic BlackRock Disciplined Small Cap Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Less than $0.005 per share.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.68		$12.21	$9.66	$10.40		$10.00
Income from investment operations:
Net investment income (b)	0.07		0.15	0.17	0.16		0.03
Net realized and unrealized gain (loss) (c)	2.01		2.07	2.66	(0.67)		0.37
Total income (loss) from investment operations	2.08		2.22	2.83	(0.51)		0.40
Less distributions from:
Net investment income	-		(0.20)	(0.18)	(0.14)		-
Net realized gains	-		(0.55)	(0.10)	(0.09)		-
Total distributions from net investment income and net realized gains	-		(0.75)	(0.28)	(0.23)		-
Net asset value, end of period	$15.76		$13.68	$12.21	$9.66		$10.40
Total return (d)	15.20%		19.03%	29.41%	(5.03	)% (e)	4.00	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$22,924		$22,159	$21,776	$18,963		$23,118
Ratio of net expenses to average net assets	0.49	% (f)	0.48%	0.48%	0.48%		0.48	% (f)
Ratio of gross expenses to average net assets (g)	0.53	% (f)	0.55%	0.52%	0.50%		0.49	% (f)
Ratio of net investment income to average net assets	0.95	% (f)	1.23%	1.52%	1.48%		1.88	% (f)
Portfolio turnover rate	60	% (h)	138%	142%	172%		24	% (h)

(a)  Global Atlantic BlackRock Disciplined U.S. Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.66		$12.20	$9.65	$10.39		$10.00
Income from investment operations:
Net investment income (b)	0.05		0.12	0.14	0.14		0.02
Net realized and unrealized gain (loss) (c)	2.01		2.06	2.66	(0.67)		0.37
Total income (loss) from investment operations	2.06		2.18	2.80	(0.53)		0.39
Less distributions from:
Net investment income	-		(0.17)	(0.15)	(0.12)		-
Net realized gains	-		(0.55)	(0.10)	(0.09)		-
Total distributions from net investment income and net realized gains	-		(0.72)	(0.25)	(0.21)		-
Net asset value, end of period	$15.72		$13.66	$12.20	$9.65		$10.39
Total return (d)	15.08%		18.67%	29.13%	(5.17	)% (e)	3.90	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$4,433		$4,338	$3,809	$2,965		$218
Ratio of net expenses to average net assets	0.74	% (f)	0.73%	0.73%	0.73%		0.72	% (f)
Ratio of gross expenses to average net assets (g)	0.78	% (f)	0.80%	0.78%	0.75%		0.72	% (f)
Ratio of net investment income to average net assets	0.70	% (f)	0.99%	1.28%	1.25%		0.98	% (f)
Portfolio turnover rate	60	% (h)	138%	142%	172%		24	% (h)

(a)  Global Atlantic BlackRock Disciplined U.S. Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.19		$11.51	$9.39	$10.44		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.19	0.23	0.20		0.03
Net realized and unrealized gain (loss) (c)	1.87		0.17	2.13	(1.02)		0.41
Total income (loss) from investment operations	1.95		0.36	2.36	(0.82)		0.44
Less distributions from:
Net investment income	-		(0.24)	(0.24)	(0.16)		-
Net realized gains	-		(0.44)	-	(0.07)		-
Total distributions from net investment income and net realized gains	-		(0.68)	(0.24)	(0.23)		-
Net asset value, end of period	$13.14		$11.19	$11.51	$9.39		$10.44
Total return (d)	17.43%		4.14%	25.28%	(7.97	)% (e)	4.40	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$268,458		$244,853	$266,399	$248,141		$309,640
Ratio of net expenses to average net assets	0.54	% (f)	0.54%	0.54%	0.54%		0.54	% (f)
Ratio of gross expenses to average net assets (g)	0.55	% (f)	0.57%	0.56%	0.55%		0.54	% (f)
Ratio of net investment income to average net assets	1.38	% (f)	1.87%	2.11%	1.93%		1.99	% (f)
Portfolio turnover rate	60	% (h)	125%	132%	140%		17	% (h)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.21		$11.52	$9.40	$10.45		$10.00
Income from investment operations:
Net investment income (b)	0.07		0.17	0.20	0.18		0.02
Net realized and unrealized gain (loss) (c)	1.86		0.18	2.13	(1.02)		0.43
Total income (loss) from investment operations	1.93		0.35	2.33	(0.84)		0.45
Less distributions from:
Net investment income	-		(0.22)	(0.21)	(0.14)		-
Net realized gains	-		(0.44)	-	(0.07)		-
Total distributions from net investment income and net realized gains	-		(0.66)	(0.21)	(0.21)		-
Net asset value, end of period	$13.14		$11.21	$11.52	$9.40		$10.45
Total return (d)	17.22%		3.94%	24.92%	(8.16	)% (e)	4.50	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$7,812		$7,106	$7,370	$7,160		$9,545
Ratio of net expenses to average net assets	0.79	% (f)	0.79%	0.79%	0.79%		0.78	% (f)
Ratio of gross expenses to average net assets (g)	0.80	% (f)	0.82%	0.81%	0.80%		0.78	% (f)
Ratio of net investment income to average net assets	1.13	% (f)	1.62%	1.86%	1.68%		1.34	% (f)
Portfolio turnover rate	60	% (h)	125%	132%	140%		17	% (h)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.17		$10.21	$9.43	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.23		0.49	0.52	0.52	0.07
Net realized and unrealized gain (loss) (c)	0.02		0.07	0.89	(0.95)	(0.15)
Total income (loss) from investment operations	0.25		0.56	1.41	(0.43)	(0.08)
Less distributions from:
Net investment income	-		(0.60)	(0.63)	(0.06)	-
Total distributions from net investment income and net realized gains	-		(0.60)	(0.63)	(0.06)	-
Net asset value, end of period	$10.42		$10.17	$10.21	$9.43	$9.92
Total return (d)	2.46%		5.79%	15.06%	(4.32)%	(0.80	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$65,947		$66,191	$70,727	$69,255	$83,070
Ratio of net expenses to average net assets	0.60	% (f)	0.59%	0.59%	0.59%	0.59	% (f)
Ratio of gross expenses to average net assets (g)	0.61	% (f)	0.62%	0.62%	0.60%	0.59	% (f)
Ratio of net investment income to average net assets	4.60	% (f)	4.93%	5.11%	5.24%	4.54	% (f)
Portfolio turnover rate	33	% (h)	52%	45%	36%	3	% (h)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.16		$10.19	$9.41	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.22		0.46	0.50	0.49	0.07
Net realized and unrealized gain (loss) (c)	0.02		0.08	0.87	(0.94)	(0.15)
Total income (loss) from investment operations	0.24		0.54	1.37	(0.45)	(0.08)
Less distributions from:
Net investment income	-		(0.57)	(0.59)	(0.06)	-
Total distributions from net investment income and net realized gains	-		(0.57)	(0.59)	(0.06)	-
Net asset value, end of period	$10.40		$10.16	$10.19	$9.41	$9.92
Total return (d)	2.36%		5.57%	14.70%	(4.56)%	(0.80	)% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$811		$799	$900	$1,071	$1,405
Ratio of net expenses to average net assets	0.85	% (f)	0.84%	0.84%	0.84%	0.83	% (f)
Ratio of gross expenses to average net assets (g)	0.86	% (f)	0.87%	0.87%	0.85%	0.83	% (f)
Ratio of net investment income to average net assets	4.35	% (f)	4.68%	4.86%	4.99%	4.31	% (f)
Portfolio turnover rate	33	% (h)	52%	45%	36%	3	% (h)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.07		$10.60		$9.92		$9.98		$10.00
Income from investment operations:
Net investment income (b,c)	0.10		0.24		0.27		0.25		0.03
Net realized and unrealized gain (loss) (d)	(0.31)		0.76		0.67		(0.31)		(0.05)
Total income (loss) from investment operations	(0.21)		1.00		0.94		(0.06)		(0.02)
Less distributions from:
Net investment income	-		(0.27)		(0.26)		0.00	(e)	-
Net realized gains	-		(0.26)		-		-		-
Total distributions from net investment income and net realized gains	-		(0.53)		(0.26)		-		-
Net asset value, end of period	$10.86		$11.07		$10.60		$9.92		$9.98
Total return (f)	(1.90)%		9.49%		9.49%		(0.55	)% (g)	(0.20	)% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$85,189		$91,542		$90,506		$92,760		$35,260
Ratio of net expenses to average net assets (h)	0.44	% (i)	0.43%		0.43%		0.43%		0.43	% (i)
Ratio of gross expenses to average net assets (h,j)	0.46	% (i)	0.47%		0.46%		0.44%		0.44	% (i)
Ratio of net investment income to average net assets (c,h)	1.80	% (i)	2.18%		2.61%		2.51%		1.64	% (i)
Portfolio turnover rate	33	% (l)	151	% (l)	150	% (l)	248	% (l)	69	% (k)

(a)  Global Atlantic Goldman Sachs Core Fixed Income Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

(l)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2021 and years ended December 31, 2020, December 31, 2019 and December 31, 2018. If these were included in the calculation, the portfolio turnover would be 261%, 701%, 689% and 486%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.28		$11.01	$9.11	$10.29		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.10	0.15	0.14		0.02
Net realized and unrealized gain (loss) (c)	1.66		1.30	1.90	(1.18)		0.27
Total income (loss) from investment operations	1.74		1.40	2.05	(1.04)		0.29
Less distributions from:
Net investment income	-		(0.13)	(0.15)	(0.12)		-
Net realized gains	-		-	-	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.13)	(0.15)	(0.14)		-
Net asset value, end of period	$14.02		$12.28	$11.01	$9.11		$10.29
Total return (d)	14.17%		12.87%	22.59%	(10.20	)% (e)	2.90	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$15,469		$14,437	$15,625	$15,290		$19,915
Ratio of net expenses to average net assets	0.74	% (f)	0.72%	0.72%	0.72%		0.72	% (f)
Ratio of gross expenses to average net assets (g)	0.94	% (f)	0.97%	0.78%	0.74%		0.73	% (f)
Ratio of net investment income to average net assets	1.16	% (f)	0.98%	1.42%	1.32%		1.15	% (f)
Portfolio turnover rate	87	% (h)	168%	146%	138%		11	% (h)

(a)  Global Atlantic Goldman Sachs Global Equity Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.26		$11.00	$9.09	$10.28		$10.00
Income from investment operations:
Net investment income (b)	0.06		0.08	0.12	0.12		0.01
Net realized and unrealized gain (loss) (c)	1.67		1.28	1.91	(1.19)		0.27
Total income (loss) from investment operations	1.73		1.36	2.03	(1.07)		0.28
Less distributions from:
Net investment income	-		(0.10)	(0.12)	(0.10)		-
Net realized gains	-		-	-	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.10)	(0.12)	(0.12)		-
Net asset value, end of period	$13.99		$12.26	$11.00	$9.09		$10.28
Total return (d)	14.11%		12.49%	22.43%	(10.47	)% (e)	2.80	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$13,120		$12,283	$12,950	$12,154		$4,542
Ratio of net expenses to average net assets	0.99	% (f)	0.97%	0.97%	0.97%		0.96	% (f)
Ratio of gross expenses to average net assets (g)	1.19	% (f)	1.22%	1.03%	0.99%		0.96	% (f)
Ratio of net investment income to average net assets	0.91	% (f)	0.74%	1.17%	1.12%		0.74	% (f)
Portfolio turnover rate	87	% (h)	168%	146%	138%		11	% (h)

(a)  Global Atlantic Goldman Sachs Global Equity Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$15.53		$12.48	$9.76	$10.30		$10.00
Income from investment operations:
Net investment income (b)	0.01		0.05	0.09	0.09		0.02
Net realized and unrealized gain (loss) (c)	2.23		3.82	2.93	(0.48)		0.28
Total income (loss) from investment operations	2.24		3.87	3.02	(0.39)		0.30
Less distributions from:
Net investment income	-		(0.07)	(0.10)	(0.09)		-
Net realized gains	-		(0.75)	(0.20)	(0.06)		-
Total distributions from net investment income and net realized gains	-		(0.82)	(0.30)	(0.15)		-
Net asset value, end of period	$17.77		$15.53	$12.48	$9.76		$10.30
Total return (d)	14.43%		31.73%	31.14%	(3.89	)% (e)	3.00	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$96,994		$93,649	$82,880	$77,930		$85,178
Ratio of net expenses to average net assets	0.47	% (f)	0.46%	0.46%	0.46%		0.46	% (f)
Ratio of gross expenses to average net assets (g)	0.48	% (f)	0.49%	0.48%	0.47%		0.47	% (f)
Ratio of net investment income to average net assets	0.16	% (f)	0.38%	0.79%	0.81%		1.41	% (f)
Portfolio turnover rate	113	% (h)	214%	200%	192%		21	% (h)

(a)  Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$15.50		$12.46	$9.74	$10.29		$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.01)		0.02	0.06	0.06		0.02
Net realized and unrealized gain (loss) (c)	2.22		3.81	2.93	(0.48)		0.27
Total income (loss) from investment operations	2.21		3.83	2.99	(0.42)		0.29
Less distributions from:
Net investment income	-		(0.04)	(0.07)	(0.07)		-
Net realized gains	-		(0.75)	(0.20)	(0.06)		-
Total distributions from net investment income and net realized gains	-		(0.79)	(0.27)	(0.13)		-
Net asset value, end of period	$17.71		$15.50	$12.46	$9.74		$10.29
Total return (d)	14.26%		31.42%	30.89%	(4.13	)% (e)	2.90	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$6,130		$5,210	$4,110	$3,255		$19
Ratio of net expenses to average net assets	0.72	% (f)	0.71%	0.71%	0.71%		0.71	% (f)
Ratio of gross expenses to average net assets (g)	0.73	% (f)	0.74%	0.73%	0.72%		0.72	% (f)
Ratio of net investment income (loss) to average net assets	(0.08	)% (f)	0.14%	0.53%	0.57%		1.16	% (f)
Portfolio turnover rate	113	% (h)	214%	200%	192%		21	% (h)

(a)  Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.55		$10.73	$9.08	$10.43		$10.00
Income from investment operations:
Net investment income (b)	0.14		0.12	0.15	0.14		0.04
Net realized and unrealized gain (loss) (c)	2.14		(0.13)	1.74	(1.39)		0.39
Total income (loss) from investment operations	2.28		(0.01)	1.89	(1.25)		0.43
Less distributions from:
Net investment income	-		(0.17)	(0.17)	(0.08)		-
Net realized gains	-		-	(0.07)	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.17)	(0.24)	(0.10)		-
Net asset value, end of period	$12.83		$10.55	$10.73	$9.08		$10.43
Total return (d)	21.61%		0.24%	20.91%	(12.10	)% (e)	4.30	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$46,459		$41,899	$49,971	$49,080		$66,982
Ratio of net expenses to average net assets	0.64	% (f)	0.64%	0.64%	0.64%		0.64	% (f)
Ratio of gross expenses to average net assets (g)	0.66	% (f)	0.68%	0.66%	0.65%		0.64	% (f)
Ratio of net investment income to average net assets	2.39	% (f)	1.32%	1.48%	1.33%		2.56	% (f)
Portfolio turnover rate	121	% (h)	230%	200%	205%		12	% (h)

(a)  Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.53		$10.71	$9.07	$10.42		$10.00
Income from investment operations:
Net investment income (b)	0.13		0.10	0.13	0.13		0.04
Net realized and unrealized gain (loss) (c)	2.13		(0.13)	1.72	(1.40)		0.38
Total income (loss) from investment operations	2.26		(0.03)	1.85	(1.27)		0.42
Less distributions from:
Net investment income	-		(0.15)	(0.14)	(0.06)		-
Net realized gains	-		-	(0.07)	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.15)	(0.21)	(0.08)		-
Net asset value, end of period	$12.79		$10.53	$10.71	$9.07		$10.42
Total return (d)	21.46%		(0.03)%	20.51%	(12.26	)% (e)	4.20	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$81,938		$71,846	$78,860	$75,084		$13,581
Ratio of net expenses to average net assets	0.90	% (f)	0.89%	0.89%	0.89%		0.88	% (f)
Ratio of gross expenses to average net assets (g)	0.91	% (f)	0.93%	0.91%	0.90%		0.88	% (f)
Ratio of net investment income to average net assets	2.16	% (f)	1.11%	1.23%	1.22%		2.69	% (f)
Portfolio turnover rate	121	% (h)	230%	200%	205%		12	% (h)

(a)  Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2021

1.  ORGANIZATION

As of June 30, 2021, the Global Atlantic Portfolios were comprised of twenty-three different actively managed portfolios, thirteen of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Small Cap Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	November 6, 2017	Long-term capital appreciation.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2021, The Portfolios offered Class I and Class II shares at net asset value, except the Global Atlantic BlackRock Disciplined Growth Portfolio (which only offered Class II shares) and Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offers Class I shares). Effective August 20, 2021, Global Atlantic BlackRock Disciplined Growth offers Class I shares. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).

These investments will be valued at their fair market value as determined using the valuation procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Global Atlantic Investment Advisors, LLC (the "Adviser") and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from The Bank of New York Mellon (the "Administrator") and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub- Adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub- Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,867,469	$-	$-	$78,867,469
Short-Term Investments	503,649	-	-	503,649
Total	$79,371,118	$-	$-	$79,371,118

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$650,437,392	$-	$-	$650,437,392
Short-Term Investments	9,189,489	-	-	9,189,489
Futures Contracts*	107,237	-	-	107,237
Total	$659,734,118	$-	$-	$659,734,118

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,952,413	$-	$-	$19,952,413
Rights	-	0	-	0
Short-Term Investments	429,700	-	-	429,700
Futures Contracts*	7,600	-	-	7,600
Total	$20,389,713	$-	$-	$20,389,713

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$135,742,190	$28,580	$-	$135,770,770
Exchange Traded Funds	11,340,308	-	-	11,340,308
Preferred Stocks	1,657,973	-	-	1,657,973
Rights	-	0	-	0
Short-Term Investments	3,510,393	-	-	3,510,393
Futures Contracts*	3,933	-	-	3,933
Total	$152,254,797	$28,580	$-	$152,283,377
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	(76,330)	-	-	(76,330)
Total	$(76,330)	$-	$-	$(76,330)

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$230,179,121	$-	$-	$230,179,121
Short-Term Investments	3,132,107	-	-	3,132,107
Futures Contracts*	36,794	-	-	36,794
Total	$233,348,022	$-	$-	$233,348,022

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,014,214	$-	$-	$20,014,214
Preferred Stocks	4,757	-	-	4,757
Rights	-	1,159	-	1,159
Warrants	530	174	-	704
Short-Term Investments	148,293	-	-	148,293
Futures Contracts*	1,723	-	-	1,723
Total	$20,169,517	$1,333	$-	$20,170,850

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,921,183	$-	$-	$26,921,183
Short-Term Investments	524,762	-	-	524,762
Futures Contracts*	3,333	-	-	3,333
Total	$27,449,278	$-	$-	$27,449,278

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$272,570,699	$-	$-	$272,570,699
Short-Term Investments	3,809,719	-	-	3,809,719
Futures Contracts*	40,283	-	-	40,283
Total	$276,420,701	$-	$-	$276,420,701

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$65,440,863	$-	$65,440,863
Common Stocks	36,871	-	-	36,871
Short-Term Investments	1,157,882	-	-	1,157,882
Futures Contracts*	20,644	-	-	20,644
Total	$1,215,397	$65,440,863	$-	$66,656,260
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,172	$-	$	$1,172
Total	$1,172	$-	$-	$1,172

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities	$-	$19,432,403	$-	$19,432,403
Corporate Bonds & Notes	-	38,345,936	-	38,345,936
Asset Backed and Commercial Backed Securities	-	6,889,276	-	6,889,276
Municipal Bonds	-	1,138,471	-	1,138,471
Sovereign Debts	-	1,878,450	-	1,878,450
U.S. Treasury Securities	-	6,488,616	-	6,488,616
Short-Term Investments	19,781,886	-	-	19,781,886
Futures Contracts*	385,134	-	-	385,134
Swap Contracts*	-	117,264	-	117,264
Forward Foreign Exchange Contracts*	-	49,209	-	49,209
Total	$20,167,020	$74,339,625	$-	$94,506,645

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Goldman Sachs Core Fixed Income Portfolio (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$54,181	$-	$-	$54,181
Swap Contracts*	-	157,836	-	157,836
Forward Foreign Exchange Contracts*	-	25,343	-	25,343
Total	$54,181	$183,179	$-	$237,360

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,750,595	$-	$-	$27,750,595
Preferred Stocks	470,809	-	-	470,809
Short-Term Investments	71,073	-	-	71,073
Total	$28,292,477	$-	$-	$28,292,477

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$102,241,619	$-	$-	$102,241,619
Short-Term Investments	865,872	-	-	865,872
Total	$103,107,491	$-	$-	$103,107,491

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$127,720,860	$-	$-	$127,720,860
Short-Term Investments	746,897	-	-	746,897
Total	$128,467,757	$-	$-	$128,467,757

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments. The Portfolios did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2018 and 2019 tax returns, or is expected to be taken in each Portfolio's December 31, 2020 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	$(101)	$25
Global Atlantic BlackRock Disciplined International Core Portfolio	30,171	(31,502)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	(108,145)	73,355
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	1,258	(5,595)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. For the six months ended June 30, 2021, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio had realized gains of $35,968 from option contracts written.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$2,861,715	$(365,274)
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	41,198	(9,459)
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	517,422	(125,791)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	963,509	(146,981)
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Equity	119,253	(10,959)
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Equity	114,158	(16,221)
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	1,236,281	(168,660)
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(25,774)	21,456
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(1,013,648)	401,095

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity,

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$402,060	$(71,539)
	Credit	(400,643)	7,431

For the six months ended June 30, 2021, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(6,050)	$(882)

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2021.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$107,237	$-	$107,237	$-	$107,237	$-	$-	$-	$-	$-
Total	$107,237	$-	$107,237	$-	$107,237	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$7,600	$-	$7,600	$-	$7,600	$-	$-	$-	$-	$-
Total	$7,600	$-	$7,600	$-	$7,600	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$3,933	$(3,933)	$-	$-	$-	$76,330	$(3,933)	$72,397	$(72,397)	$-
Total	$3,933	$(3,933)	$-	$-	$-	$76,330	$(3,933)	$72,397	$(72,397)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$36,794	$-	$36,794	$-	$36,794	$-	$-	$-	$-	$-
Total	$36,794	$-	$36,794	$-	$36,794	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$1,723	$-	$1,723	$-	$1,723	$-	$-	$-	$-	$-
Total	$1,723	$-	$1,723	$-	$1,723	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$3,333	$-	$3,333	$-	$3,333	$-	$-	$-	$-	$-
Total	$3,333	$-	$3,333	$-	$3,333	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$40,283	$-	$40,283	$-	$40,283	$-	$-	$-	$-	$-
Total	$40,283	$-	$40,283	$-	$40,283	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$20,644	$(1,172)	$19,472	$-	$19,472	$1,172	$(1,172)	$-	$-	$-
Total	$20,644	$(1,172)	$19,472	$-	$19,472	$1,172	$(1,172)	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Credit Suisse First Boston	$502,398	$(212,017)	$290,381	$-	$290,381	$212,017	$(212,017)	$-	$-	$-
Morgan Stanley	49,209	(25,343)	23,866	-	23,866	25,343	(25,343)	-	-	-
Total	$551,607	$(237,360)	$314,247	$-	$314,247	$237,360	$(237,360)	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2021:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$107,237	$-	$-	$-	$107,237
Total	$107,237	$-	$-	$-	$107,237

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$7,600	$-	$-	$-	$7,600
Total	$7,600	$-	$-	$-	$7,600

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$72,397	$-	$-	$-	$72,397
Total	$72,397	$-	$-	$-	$72,397

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$36,794	$-	$-	$-	$36,794
Total	$36,794	$-	$-	$-	$36,794

Global Atlantic BlackRock Disciplined Small Cap Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$1,723	$-	$-	$-	$1,723
Total	$1,723	$-	$-	$-	$1,723

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$3,333	$-	$-	$-	$3,333
Total	$3,333	$-	$-	$-	$3,333

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$40,283	$-	$-	$-	$40,283
Total	$40,283	$-	$-	$-	$40,283

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$19,472	$-	$-	$-	$19,472
Total	$19,472	$-	$-	$-	$19,472

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$330,953	$-	$-	$330,953
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	57,289	57,289
Liabilities
Unrealized depreciation on Swap Contracts	-	(40,571)	-	-	(40,571)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(28,405)	(28,405)
Total	$-	$290,382	$-	$28,884	$319,266

The notional value of the derivative instruments outstanding as of June 30, 2021, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions, which may include short sales in some cases, by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

  When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases	Sales
Global Atlantic BlackRock Allocation Portfolio	$38,257,935	$45,600,700
Global Atlantic BlackRock Disciplined Core Portfolio	341,064,867	368,894,347
Global Atlantic BlackRock Disciplined Growth Portfolio	12,143,494	14,143,136
Global Atlantic BlackRock Disciplined International Core Portfolio	102,563,549	110,631,526
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	177,422,054	187,844,054
Global Atlantic BlackRock Disciplined Small Cap Portfolio	5,980,034	7,520,868
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	15,743,465	18,110,356
Global Atlantic BlackRock Disciplined Value Portfolio	156,641,626	168,114,969
Global Atlantic BlackRock High Yield Portfolio	21,732,887	21,949,715
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	209,638,892	222,599,760
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	23,645,266	25,554,297
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	110,860,969	120,495,771
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	147,587,631	156,420,412

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

4.  INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Small Cap Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Goldman Sachs Asset Management, L.P.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2021.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $1 billion
0.58% on next $1 billion
0.56% over $2 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.55% on first $1 billion
0.53% on next $1 billion
0.51% over $2 billion

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Portfolio	Advisory Fee*
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.54% on first $1 billion
0.52% on next $1 billion
0.50% over $2 billion
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.63% on first $250 million
0.61% on next $250 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.55% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2021, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements").

For the period beginning January 1, 2021 and ending April 30, 2021

	Class I	Class II	Expiration Date
Global Atlantic BlackRock Allocation Portfolio	0.31%	0.56%	April 30, 2022
Global Atlantic BlackRock Disciplined Core Portfolio	0.48%	0.73%	April 30, 2022
Global Atlantic BlackRock Disciplined Growth Portfolio	N/A	0.79%	April 30, 2022
Global Atlantic BlackRock Disciplined International Core Portfolio	0.69%	0.94%	April 30, 2022
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.63%	0.88%	April 30, 2022
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.63%	0.88%	April 30, 2022
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.48%	0.73%	April 30, 2022
Global Atlantic BlackRock Disciplined Value Portfolio	0.54%	0.79%	April 30, 2022
Global Atlantic BlackRock High Yield Portfolio	0.59%	0.84%	April 30, 2022
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.43%	N/A	April 30, 2022
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.72%	0.97%	April 30, 2022
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.46%	0.71%	April 30, 2022
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.64%	0.89%	April 30, 2022

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Effective May 1, 2021 at least until the expiration dates listed below:

	Class I	Class II	Expiration Date
Global Atlantic BlackRock Allocation Portfolio	0.33%	0.58%	May 1, 2022
Global Atlantic BlackRock Disciplined Core Portfolio	0.50%	0.75%	May 1, 2022
Global Atlantic BlackRock Disciplined Growth Portfolio	0.56%	0.81%	May 1, 2022
Global Atlantic BlackRock Disciplined International Core Portfolio	0.74%	0.99%	May 1, 2022
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.65%	0.90%	May 1, 2022
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.65%	0.90%	May 1, 2022
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.50%	0.75%	May 1, 2022
Global Atlantic BlackRock Disciplined Value Portfolio	0.56%	0.81%	May 1, 2022
Global Atlantic BlackRock High Yield Portfolio	0.61%	0.86%	May 1, 2022
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.45%	0.70%	May 1, 2022
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.77%	1.02%	May 1, 2022
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.48%	0.73%	May 1, 2022
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.66%	0.91%	May 1, 2022

In each case, the expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six months ended June 30, 2021, the Adviser waived fees as follows:

Investment advisory fee waiver
Global Atlantic BlackRock Allocation Portfolio	$3,907
Global Atlantic BlackRock Disciplined Core Portfolio	26,103
Global Atlantic BlackRock Disciplined Growth Portfolio	5,559
Global Atlantic BlackRock Disciplined International Core Portfolio	96,204
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	25,019
Global Atlantic BlackRock Disciplined Small Cap Portfolio	3,126
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	6,352
Global Atlantic BlackRock Disciplined Value Portfolio	13,916
Global Atlantic BlackRock High Yield Portfolio	4,299
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	8,750
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	27,931
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	6,697
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	6,932

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2024
Global Atlantic BlackRock Allocation Portfolio	$8,542	$19,679	$14,847	$3,906
Global Atlantic BlackRock Disciplined Core Portfolio	50,540	93,032	107,215	26,103
Global Atlantic BlackRock Disciplined Growth Portfolio	3,754	10,039	14,202	5,559

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2024
Global Atlantic BlackRock Disciplined International Core Portfolio	$9,810	$48,584	$186,121	$96,204
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	35,854	55,910	68,221	25,019
Global Atlantic BlackRock Disciplined Small Cap Portfolio	3,138	10,872	9,818	3,126
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	3,915	10,817	16,686	6,352
Global Atlantic BlackRock Disciplined Value Portfolio	25,935	49,384	62,633	13,916
Global Atlantic BlackRock High Yield Portfolio	8,365	22,317	16,144	4,298
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	9,926	26,065	31,294	8,750
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	4,573	14,959	61,839	27,930
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	9,822	20,779	24,623	6,697
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	12,865	27,176	33,956	6,932

The following amounts expired unrecouped as of the date listed below:

December 31, 2020
Global Atlantic BlackRock Allocation Portfolio	$853
Global Atlantic BlackRock Disciplined Core Portfolio	-
Global Atlantic BlackRock Disciplined Growth Portfolio	310
Global Atlantic BlackRock Disciplined International Core Portfolio	190
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	1,748
Global Atlantic BlackRock Disciplined Small Cap Portfolio	119
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	307
Global Atlantic BlackRock Disciplined Value Portfolio	-
Global Atlantic BlackRock High Yield Portfolio	191
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	378
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	225
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	1,279
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	-

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses so that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six months ended June 30, 2021.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2021, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

For the six months ended June 30, 2021, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$19,589
Global Atlantic BlackRock Disciplined Core Portfolio	45,557
Global Atlantic BlackRock Disciplined Growth Portfolio	24,420
Global Atlantic BlackRock Disciplined International Core Portfolio	53,705
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	75,220
Global Atlantic BlackRock Disciplined Small Cap Portfolio	12,381
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	5,401
Global Atlantic BlackRock Disciplined Value Portfolio	9,448
Global Atlantic BlackRock High Yield Portfolio	989
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	15,882
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	6,924
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	98,591

For the six months ended June 30, 2021, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$3,460
Global Atlantic BlackRock Disciplined Core Portfolio	26,648
Global Atlantic BlackRock Disciplined Growth Portfolio	846
Global Atlantic BlackRock Disciplined International Core Portfolio	6,482
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	9,674
Global Atlantic BlackRock Disciplined Small Cap Portfolio	865
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	1,144
Global Atlantic BlackRock Disciplined Value Portfolio	11,251
Global Atlantic BlackRock High Yield Portfolio	2,920
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,845
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	1,165
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	4,220
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	5,161

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2021, Commonwealth Annuity and Life Insurance Company owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth Annuity and Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2020, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$67,614,503	$14,139,313	$(548,753)	$13,590,560
Global Atlantic BlackRock Disciplined Core Portfolio	461,584,945	153,438,590	(4,046,356)	149,392,234
Global Atlantic BlackRock Disciplined Growth Portfolio	13,131,318	7,130,307	(96,299)	7,034,008
Global Atlantic BlackRock Disciplined International Core Portfolio	125,158,479	28,930,599	(6,922,624)	22,007,975
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	153,688,272	69,889,936	(1,415,786)	68,474,150
Global Atlantic BlackRock Disciplined Small Cap Portfolio	15,430,939	5,111,732	(1,723,082)	3,388,650
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	20,206,254	6,500,235	(191,892)	6,308,343
Global Atlantic BlackRock Disciplined Value Portfolio	218,726,000	37,586,842	(4,597,864)	32,988,978
Global Atlantic BlackRock High Yield Portfolio	62,193,461	4,172,882	(158,479)	4,014,403
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	104,903,752	5,076,589	(82,624)	4,993,965
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	21,324,063	5,655,201	(366,765)	5,288,436
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	66,833,712	33,275,613	(995,242)	32,280,371
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	97,462,864	18,723,267	(2,314,576)	16,408,691

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2020 and 2019 were as follows:

For fiscal year ended 12/31/2020	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$3,579,351	$1,661	$-	$3,581,012
Global Atlantic BlackRock Disciplined Core Portfolio	17,282,042	14,099,837	-	31,381,879
Global Atlantic BlackRock Disciplined Growth Portfolio	522,947	503,661	-	1,026,608
Global Atlantic BlackRock Disciplined International Core Portfolio	2,589,599	-	-	2,589,599
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	5,422,684	9,307,944	-	14,730,628
Global Atlantic BlackRock Disciplined Small Cap Portfolio	353,717	546,735	-	900,452
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	947,319	437,021	-	1,384,340
Global Atlantic BlackRock Disciplined Value Portfolio	8,424,996	6,179,653	-	14,604,649
Global Atlantic BlackRock High Yield Portfolio	3,704,548	-	-	3,704,548
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,815,623	1,397,296		4,212,919
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	254,109	-	-	254,109
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	2,764,378	2,291,062	-	5,055,440
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	1,707,137	-	-	1,707,137

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

For fiscal year ended 12/31/2019	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,579,777	$-	$-	$1,579,777
Global Atlantic BlackRock Disciplined Core Portfolio	8,622,370	-	-	8,622,370
Global Atlantic BlackRock Disciplined Growth Portfolio	601,045	30,435	-	631,480
Global Atlantic BlackRock Disciplined International Core Portfolio	3,595,113	-	-	3,595,113
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	749,059	387,327	-	1,136,386
Global Atlantic BlackRock Disciplined Small Cap Portfolio	571,080	-	-	571,080
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	564,891	-	-	564,891
Global Atlantic BlackRock Disciplined Value Portfolio	5,750,591	-	-	5,750,591
Global Atlantic BlackRock High Yield Portfolio	4,220,855	-	-	4,220,855
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,193,008			2,193,008
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	369,107	-	-	369,107
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	2,090,635	31,397	-	2,122,032
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	2,671,957	-	-	2,671,957

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Allocation Portfolio	$1,735,880	$2,142,379	$-	$-	$13,590,560	$17,468,819
Global Atlantic BlackRock Disciplined Core Portfolio	8,685,265	21,829,917	-	-	149,392,252	179,907,434
Global Atlantic BlackRock Disciplined Growth Portfolio	698,956	1,172,693	-	-	7,034,008	8,905,657
Global Atlantic BlackRock Disciplined International Core Portfolio	346,924	-	-	(14,358,492)	22,048,624	8,037,056
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	6,487,176	17,190,231	-	-	68,474,150	92,151,557
Global Atlantic BlackRock Disciplined Small Cap Portfolio	543,947	518,943	-	-	3,388,650	4,451,540
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	281,210	1,007,482	-	-	6,308,342	7,597,034
Global Atlantic BlackRock Disciplined Value Portfolio	970,278	-	-	(3,493,991)	32,988,978	30,465,265
Global Atlantic BlackRock High Yield Portfolio	3,218,036	-	-	(5,641,040)	4,014,403	1,591,399
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,070,024	1,755,559	-	-	4,995,828	10,821,411
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	127,259	-	-	(627,469)	5,293,591	4,793,381
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	4,819,053	1,697,236	-	-	32,280,371	38,796,660
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	409,248	-	-	(12,858,750)	16,408,691	3,959,189

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from C-Corporations, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $18, $40,490, $(1), $512 and $5,155 for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, and Global Atlantic Goldman Sachs Global Equity Insights Portfolio, respectively.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

At December 31, 2020, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	(4,709,021)	(9,649,471)	(14,358,492)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Small Cap Portfolio	-	-	-
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	(397,333)	(3,096,658)	(3,493,991)
Global Atlantic BlackRock High Yield Portfolio	(2,792,421)	(2,848,619)	(5,641,040)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-	-	-
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	(627,469)	-	(627,469)
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	-	-	-
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	(10,309,456)	(2,549,294)	(12,858,750)

During the year ended December 31, 2020, the Global Atlantic Goldman Sachs Global Equity Insights Portfolio utilized capital loss carryforwards of $15,392.

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. In addition, the SEC recently adopted Rule 18f-4 under the 1940 Act which will regulate the use of derivatives for certain investment companies (the "Derivatives Rule"). The Derivatives Rule will require, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative "value-at-risk" test and update reporting and disclosure procedures. Although the full impact of the Derivatives Rule on the Portfolios remains uncertain, these requirements may limit the ability of a Portfolio to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies, as well as increase a Portfolio's expenses. Compliance with Rule 18f-4 will be required by August 2022. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

Exchange-Traded Funds Risk – The Portfolios may invest in passive ETFs. An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. Changes in the U.S. and governmental market support activities implemented since the financial crisis could negatively affect the markets generally and increase market volatility. This could reduce the value and liquidity of the securities in which the Portfolio invests and make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as "COVID-19") has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Other Recent Developments

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. These risks may be heightened due to the June 2016 referendum in which the United Kingdom ("UK") voted to exit the EU (commonly known as "Brexit"). On January 31, 2020, the UK withdrew from the European EU. This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there is likely to be considerable uncertainty as to the UK's post-transition framework. The full impact of Brexit on the UK and European economies and broader global economy is not yet known. The impact could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated, or actual changes to the UK's economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio's investments economically tied to the UK or EU.

On March 5, 2021, the United Kingdom's Financial Conduct Authority ("FCA") and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub- Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

In addition, the current ongoing outbreak of COVID-19, a respiratory illness caused by a novel strain of coronavirus has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

10.  OTHER MATTERS

On February 1, 2021, Global Atlantic Financial Group Limited (together with its subsidiaries, "Global Atlantic") was acquired by KKR & Co. Inc (the "Transaction").

Under the 1940 Act, the Transaction resulted in the automatic termination of the existing: (i) investment advisory agreement between the Adviser and the Trust on behalf of each Portfolio; (ii) sub-advisory agreements between the Adviser, the sub-advisers and the Trust on behalf of each applicable Portfolio; and (iii) underwriting agreement between GAD and the Trust on behalf of the Portfolios (collectively, the "Existing Agreements").

At a meeting held on September 22, 2020, the Board, including all of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, unanimously voted to approve each of the following to become effective upon the closing of the Transaction: (i) a new investment advisory agreement between the Adviser and the Trust on behalf of each Portfolio ("New Advisory Agreement"); (ii) new sub-advisory agreements between the Adviser, the sub-advisers and the Trust on behalf of each applicable Portfolio ("New Sub-Advisory Agreements"); and (iii) a new underwriting agreement between GAD and the Trust on behalf of each Portfolio (collectively , the "New Agreements").

The New Advisory Agreement and New Sub-Advisory Agreements were also subject to shareholder approval. At a special meeting of shareholders held on November 23, 2020, the New Advisory Agreement and New Sub-Advisory Agreements were approved by the shareholders of each Portfolio. The New Agreements took effect on February 1, 2021.

11.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board previously approved the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust on November 12, 2018 and the Trust's LRMP on February 12, 2019.The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 4, 2021, the Trust's Chief Compliance Officer provided a report to the Board (the "Report")on the operation and effectiveness of the LRMP for the period April 1, 2020 through March 31, 2021 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider of liquidity monitoring services.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period. The Report stated that during this period, each Portfolio operated as a Primarily Highly Liquid Fund. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

12.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2021 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements, other than discussed below:

At a meeting held on May 4, 2021, the Board of the Trust approved an Agreement and Plan of Reorganization (the "Plan") that provides for the reorganization of each Acquired Portfolio identified below (each an "Acquired Portfolio") into the corresponding Acquiring Portfolio identified below (each an "Acquiring Portfolio") (each a "Reorganization" and collectively, the "Reorganizations"). Each Reorganization occurred after the close of business on August 20, 2021.

Acquired Portfolio	Corresponding Acquiring Portfolio
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio

Pursuant to the terms of the Plan, after the close of business on August 20, 2021, each Acquired Portfolio transferred all of its assets to the corresponding Acquiring Portfolio, in exchange for shares of the corresponding Acquiring Portfolio and the assumption of all of the liabilities of the Acquired Portfolio by the corresponding Acquiring Portfolio.

Effective August 20, 2021, the annual advisory fee for each of Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio and Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio is as follows:

Annual Advisory Fee Rate
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2021

Effective August 20, 2021, and at least until August 20, 2022, the Adviser has contractually agreed to lower the expense limitation for Global Atlantic BlackRock Disciplined Growth Portfolio from 0.56% to 0.48% and 0.81% to 0.73% of the daily average net assets attributable to Class I and Class II Shares, respectively.

After the close of business on August 20, 2021, the consummation of each Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund in the following amounts:

Acquired Portfolio Name/ Share Class Name	Acquired Portfolio Net Assets	Acquired Portfolio Shares Outstanding	Acquiring Portfolio Name/ Share Class Name	Acquiring Portfolio Net Assets	Acquiring Portfolio Shares Outstanding	Combined Net Assets	Combined Shares Outstanding
Global Atlantic BlackRock Disciplined Small Cap Portfolio Class I	$9,709,098	828,401	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I	$166,344,270	8,977,361	176,053,368	9,501,348
Global Atlantic BlackRock Disciplined Small Cap Portfolio Class II	9,060,416	773,134	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II	63,417,068	3,430,265	72,477,485	3,920,349
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I	45,428,775	4,024,126	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I	166,344,270	8,977,361	211,773,046	11,429,087
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class II	80,843,019	7,170,940	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II	63,417,068	3,430,265	144,260,087	7,803,113
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class I	23,443,474	1,769,184	Global Atlantic BlackRock Disciplined Core Portfolio Class I	632,960,015	38,005,570	656,403,489	39,413,213
Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class II	4,453,624	336,517	Global Atlantic BlackRock Disciplined Core Portfolio Class II	37,550,691	2,261,392	42,004,316	2,529,601
Global Atlantic Goldman Sachs Global Equity Insights Portfolio Class I	15,500,428	1,226,678	Global Atlantic BlackRock Disciplined International Core Portfolio Class I	106,197,582	9,263,537	121,698,010	10,615,633
Global Atlantic Goldman Sachs Global Equity Insights Portfolio Class II	13,207,380	1,046,133	Global Atlantic BlackRock Disciplined International Core Portfolio Class II	41,333,839	3,615,693	54,541,219	4,771,007
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio Class I	97,015,184	6,505,658	Global Atlantic BlackRock Disciplined Growth Portfolio Class I	—	—	97,015,184	5,160,728
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio Class II	6,398,918	429,990	Global Atlantic BlackRock Disciplined Growth Portfolio Class II	20,329,976	1,081,454	26,728,894	1,421,845

Global Atlantic Portfolios

Expense Examples

June 30, 2021 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period*	Ending Account Value 6/30/21	Expenses Paid During Period*
Global Atlantic BlackRock Allocation Portfolio	I	0.31%	$1,000	$1,072.30	$1.59	$1,023.26	$1.56
Global Atlantic BlackRock Allocation Portfolio	II	0.56%	$1,000	$1,070.90	$2.88	$1,022.02	$2.81
Global Atlantic BlackRock Disciplined Core Portfolio	I	0.48%	$1,000	$1,153.80	$2.56	$1,022.41	$2.41
Global Atlantic BlackRock Disciplined Core Portfolio	II	0.73%	$1,000	$1,151.90	$3.89	$1,021.17	$3.66
Global Atlantic BlackRock Disciplined Growth Portfolio	II	0.80%	$1,000	$1,130.40	$4.23	$1,020.83	$4.01
Global Atlantic BlackRock Disciplined International Core Portfolio	I	0.71%	$1,000	$1,100.10	$3.70	$1,021.27	$3.56
Global Atlantic BlackRock Disciplined International Core Portfolio	II	0.96%	$1,000	$1,099.40	$5.00	$1,020.03	$4.81

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2021 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period*	Ending Account Value 6/30/21	Expenses Paid During Period*
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	I	0.64%	$1,000	$1,120.10	$3.36	$1,021.62	$3.21
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	II	0.89%	$1,000	$1,118.30	$4.67	$1,020.38	$4.46
Global Atlantic BlackRock Disciplined Small Cap Portfolio	I	0.64%	$1,000	$1,185.60	$3.47	$1,021.62	$3.21
Global Atlantic BlackRock Disciplined Small Cap Portfolio	II	0.89%	$1,000	$1,185.10	$4.82	$1,020.38	$4.46
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	I	0.49%	$1,000	$1,152.00	$2.61	$1,022.36	$2.46
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	II	0.74%	$1,000	$1,150.80	$3.95	$1,021.22	$3.71
Global Atlantic BlackRock Disciplined Value Portfolio	I	0.54%	$1,000	$1,174.30	$2.91	$1,022.12	$2.71
Global Atlantic BlackRock Disciplined Value Portfolio	II	0.79%	$1,000	$1,172.20	$4.25	$1,020.88	$3.96
Global Atlantic BlackRock High Yield Portfolio	I	0.60%	$1,000	$1,024.60	$3.01	$1,021.82	$3.01
Global Atlantic BlackRock High Yield Portfolio	II	0.85%	$1,000	$1,023.60	$4.26	$1,020.58	$4.26
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	I	0.44%	$1,000	$981.00	$2.16	$1,022.61	$2.21
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	I	0.74%	$1,000	$1,141.70	$3.93	$1,021.12	$3.71
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	II	0.99%	$1,000	$1,141.10	$5.26	$1,019.89	$4.96
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	I	0.47%	$1,000	$1,144.30	$2.50	$1,022.46	$2.36
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	II	0.72%	$1,000	$1,142.60	$3.82	$1,021.22	$3.61
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	I	0.64%	$1,000	$1,216.10	$3.52	$1,021.62	$3.21
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	II	0.90%	$1,000	$1,214.60	$4.94	$1,020.33	$4.51

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios

Supplemental Information

June 30, 2021 (Unaudited)

Approval of Amendment to Investment Advisory Agreement and Amendment to Sub-Advisory Agreement with BlackRock Investment Management, LLC

At a meeting held on February 9, 2021, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), considered the approval of an amendment to the sub-advisory agreement between Global Atlantic Investment Advisors, LLC (the "Adviser"), BlackRock Investment Management, LLC ("BlackRock") and the Trust to reduce the sub-advisory fee schedules for each of Global Atlantic BlackRock Disciplined Core Portfolio"), Global Atlantic BlackRock Disciplined International Core Portfolio ("GA BlackRock International"), Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ("GA BlackRock Mid Cap Growth") and Global Atlantic BlackRock Disciplined U.S. Core Portfolio, effective January 1, 2021 (the "BlackRock Amendment").

In addition, at a meeting held on May 4, 2021, the Board, including a majority of the Independent Trustees, considered the approval of an amendment to the investment advisory agreement between Adviser and the Trust to reduce the advisory fee schedules for each of BlackRock Mid Cap Growth, Global Atlantic BlackRock Disciplined Growth Portfolio and GA BlackRock International in connection with the reorganizations of certain of the series of the Trust (the "GAIA Amendment" and, together with the BlackRock Amendment, the "Amendments").

In approving the Amendments, the Trustees considered that they approved the investment advisory agreement with the Adviser and the sub-advisory agreement with BlackRock at their September 22, 2020 meeting. The Trustees considered the detailed information provided by the Adviser and BlackRock in the September 22, 2020 meeting materials. The Trustees also noted that the nature of the advisory services provided by the Adviser and/or BlackRock were not expected to change as a result of the Amendments. Finally, the Trustees considered that the BlackRock Amendment would result in a lower sub-advisory fee schedule for the applicable Portfolios and that the GAIA Amendment would result in a lower advisory fee schedule for the applicable Portfolios.

In each case, having considered such information as the Trustees believed to be reasonably necessary to evaluate the terms of the applicable Amendment, and as assisted by the advice of counsel, the Trustees unanimously concluded that approving the Amendment was in the best interests of the applicable Portfolios and their respective shareholders. The Trustees noted that, in considering each Amendment, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available on the SEC's website at http://www.sec.gov. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York
Mellon 240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1; and

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees since the date of the registrant’s prior report on Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)).

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forethought Variable Insurance Trust

By
/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Eric D. Todd
Eric D. Todd
President
Date: 8/30/2021

By
/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/30/2021